UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2025

This report on Form N-CSR relates solely to the Registrant’s Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, Fidelity Freedom 2065 Fund, Fidelity Freedom 2070 Fund, and Fidelity Freedom Retirement Fund (the “Funds”).

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Retirement Fund Fidelity Freedom® Retirement Fund : FFFAX

This semi-annual shareholder report contains information about Fidelity Freedom® Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Retirement Fund	$ 24	0.46%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,401,704,934
Number of Holdings	44
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 65.8
Domestic Equity Funds - 12.2
International Equity Funds - 11.8
Short-Term Funds - 9.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	36.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Money Market Fund	7.8
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
Fidelity Series Growth Company Fund	2.2
Fidelity Series Large Cap Stock Fund	2.2
Fidelity Series Short-Term Credit Fund	1.9
Fidelity Series International Value Fund	1.8
83.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914595.101    369-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Retirement Fund Fidelity Freedom® Retirement Fund Class K6 : FYTKX

This semi-annual shareholder report contains information about Fidelity Freedom® Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 12	0.24%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,401,704,934
Number of Holdings	44
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 65.8
Domestic Equity Funds - 12.2
International Equity Funds - 11.8
Short-Term Funds - 9.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	36.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Money Market Fund	7.8
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
Fidelity Series Growth Company Fund	2.2
Fidelity Series Large Cap Stock Fund	2.2
Fidelity Series Short-Term Credit Fund	1.9
Fidelity Series International Value Fund	1.8
83.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914593.101    3001-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Retirement Fund Fidelity Freedom® Retirement Fund Class K : FNSHX

This semi-annual shareholder report contains information about Fidelity Freedom® Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.42%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,401,704,934
Number of Holdings	44
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 65.8
Domestic Equity Funds - 12.2
International Equity Funds - 11.8
Short-Term Funds - 9.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	36.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Money Market Fund	7.8
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
Fidelity Series Growth Company Fund	2.2
Fidelity Series Large Cap Stock Fund	2.2
Fidelity Series Short-Term Credit Fund	1.9
Fidelity Series International Value Fund	1.8
83.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914594.101    3019-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2065 Fund Fidelity Freedom® 2065 Fund : FFSFX

This semi-annual shareholder report contains information about Fidelity Freedom® 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2065 Fund	$ 38	0.70%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,537,011,908
Number of Holdings	44
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	10.2
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Stock Fund	10.1
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	6.0
Fidelity Series Blue Chip Growth Fund	5.7
77.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914912.101    3415-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2065 Fund Fidelity Freedom® 2065 Fund Class K6 : FFSZX

This semi-annual shareholder report contains information about Fidelity Freedom® 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.45%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,537,011,908
Number of Holdings	44
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	10.2
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Stock Fund	10.1
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	6.0
Fidelity Series Blue Chip Growth Fund	5.7
77.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914914.101    3417-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2065 Fund Fidelity Freedom® 2065 Fund Class K : FFSDX

This semi-annual shareholder report contains information about Fidelity Freedom® 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 35	0.64%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,537,011,908
Number of Holdings	44
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	10.2
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Stock Fund	10.1
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	6.0
Fidelity Series Blue Chip Growth Fund	5.7
77.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914913.101    3416-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2060 Fund Fidelity Freedom® 2060 Fund : FDKVX

This semi-annual shareholder report contains information about Fidelity Freedom® 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2060 Fund	$ 38	0.70%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$7,625,829,454
Number of Holdings	43
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	10.2
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Stock Fund	10.1
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	6.0
Fidelity Series Blue Chip Growth Fund	5.7
77.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914749.101    2708-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2060 Fund Fidelity Freedom® 2060 Fund Class K6 : FVTKX

This semi-annual shareholder report contains information about Fidelity Freedom® 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.45%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$7,625,829,454
Number of Holdings	43
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	10.2
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Stock Fund	10.1
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	6.0
Fidelity Series Blue Chip Growth Fund	5.7
77.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914750.101    3000-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2060 Fund Fidelity Freedom® 2060 Fund Class K : FNSFX

This semi-annual shareholder report contains information about Fidelity Freedom® 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 35	0.64%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$7,625,829,454
Number of Holdings	43
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	10.2
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Stock Fund	10.1
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	6.0
Fidelity Series Blue Chip Growth Fund	5.7
77.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914751.101    3031-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2055 Fund Fidelity Freedom® 2055 Fund : FDEEX

This semi-annual shareholder report contains information about Fidelity Freedom® 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2055 Fund	$ 38	0.70%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$14,011,142,949
Number of Holdings	43
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	10.2
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Stock Fund	10.1
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	6.0
Fidelity Series Blue Chip Growth Fund	5.7
77.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914737.101    2331-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2055 Fund Fidelity Freedom® 2055 Fund Class K6 : FCTKX

This semi-annual shareholder report contains information about Fidelity Freedom® 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.45%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$14,011,142,949
Number of Holdings	43
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	10.2
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Stock Fund	10.1
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	6.0
Fidelity Series Blue Chip Growth Fund	5.7
77.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914738.101    2999-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2055 Fund Fidelity Freedom® 2055 Fund Class K : FNSDX

This semi-annual shareholder report contains information about Fidelity Freedom® 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 35	0.64%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$14,011,142,949
Number of Holdings	43
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	10.2
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Stock Fund	10.1
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	6.0
Fidelity Series Blue Chip Growth Fund	5.7
77.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914739.101    3030-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2050 Fund Fidelity Freedom® 2050 Fund : FFFHX

This semi-annual shareholder report contains information about Fidelity Freedom® 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2050 Fund	$ 38	0.70%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$21,903,606,502
Number of Holdings	44
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 39.7
Bond Funds - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	10.2
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	10.0
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	6.0
Fidelity Series Blue Chip Growth Fund	5.7
77.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914701.101    1618-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2050 Fund Fidelity Freedom® 2050 Fund Class K6 : FZTKX

This semi-annual shareholder report contains information about Fidelity Freedom® 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.45%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$21,903,606,502
Number of Holdings	44
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 39.7
Bond Funds - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	10.2
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	10.0
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	6.0
Fidelity Series Blue Chip Growth Fund	5.7
77.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914702.101    2998-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2050 Fund Fidelity Freedom® 2050 Fund Class K : FNSBX

This semi-annual shareholder report contains information about Fidelity Freedom® 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 35	0.64%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$21,903,606,502
Number of Holdings	44
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 39.7
Bond Funds - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	10.2
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	10.0
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	6.0
Fidelity Series Blue Chip Growth Fund	5.7
77.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914703.101    3029-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2045 Fund Fidelity Freedom® 2045 Fund : FFFGX

This semi-annual shareholder report contains information about Fidelity Freedom® 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2045 Fund	$ 38	0.70%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$24,225,964,214
Number of Holdings	44
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.1
International Equity Funds - 39.6
Bond Funds - 5.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	10.1
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	10.0
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.4
Fidelity Series Overseas Fund	7.4
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	6.0
Fidelity Series Blue Chip Growth Fund	5.7
77.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914698.101    1617-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2045 Fund Fidelity Freedom® 2045 Fund Class K6 : FJTKX

This semi-annual shareholder report contains information about Fidelity Freedom® 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.45%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$24,225,964,214
Number of Holdings	44
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.1
International Equity Funds - 39.6
Bond Funds - 5.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	10.1
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	10.0
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.4
Fidelity Series Overseas Fund	7.4
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	6.0
Fidelity Series Blue Chip Growth Fund	5.7
77.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914699.101    2997-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2045 Fund Fidelity Freedom® 2045 Fund Class K : FSNZX

This semi-annual shareholder report contains information about Fidelity Freedom® 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 35	0.64%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$24,225,964,214
Number of Holdings	44
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.1
International Equity Funds - 39.6
Bond Funds - 5.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	10.1
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	10.0
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.4
Fidelity Series Overseas Fund	7.4
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	6.0
Fidelity Series Blue Chip Growth Fund	5.7
77.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914700.101    3028-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2040 Fund Fidelity Freedom® 2040 Fund : FFFFX

This semi-annual shareholder report contains information about Fidelity Freedom® 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2040 Fund	$ 37	0.68%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$32,282,431,170
Number of Holdings	44
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.9
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Series Growth Company Fund	9.1
Fidelity Series Large Cap Stock Fund	9.0
Fidelity Series International Value Fund	6.9
Fidelity Series International Growth Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Series Investment Grade Bond Fund	5.5
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Opportunistic Insights Fund	5.4
70.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914619.101    718-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2040 Fund Fidelity Freedom® 2040 Fund Class K6 : FHTKX

This semi-annual shareholder report contains information about Fidelity Freedom® 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 23	0.43%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$32,282,431,170
Number of Holdings	44
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.9
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Series Growth Company Fund	9.1
Fidelity Series Large Cap Stock Fund	9.0
Fidelity Series International Value Fund	6.9
Fidelity Series International Growth Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Series Investment Grade Bond Fund	5.5
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Opportunistic Insights Fund	5.4
70.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914617.101    2996-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2040 Fund Fidelity Freedom® 2040 Fund Class K : FSNVX

This semi-annual shareholder report contains information about Fidelity Freedom® 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 34	0.62%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$32,282,431,170
Number of Holdings	44
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.9
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Series Growth Company Fund	9.1
Fidelity Series Large Cap Stock Fund	9.0
Fidelity Series International Value Fund	6.9
Fidelity Series International Growth Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Series Investment Grade Bond Fund	5.5
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Opportunistic Insights Fund	5.4
70.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914618.101    3027-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2035 Fund Fidelity Freedom® 2035 Fund : FFTHX

This semi-annual shareholder report contains information about Fidelity Freedom® 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2035 Fund	$ 35	0.65%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$31,016,420,596
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.9
International Equity Funds - 30.5
Bond Funds - 29.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	16.9
Fidelity Series Emerging Markets Opportunities Fund	8.0
Fidelity Series Growth Company Fund	7.4
Fidelity Series Large Cap Stock Fund	7.3
Fidelity Series International Value Fund	5.6
Fidelity Series International Growth Fund	5.6
Fidelity Series Overseas Fund	5.5
Fidelity Series Stock Selector Large Cap Value Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series Value Discovery Fund	4.5
70.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914683.101    1315-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2035 Fund Fidelity Freedom® 2035 Fund Class K6 : FWTKX

This semi-annual shareholder report contains information about Fidelity Freedom® 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 21	0.39%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$31,016,420,596
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.9
International Equity Funds - 30.5
Bond Funds - 29.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	16.9
Fidelity Series Emerging Markets Opportunities Fund	8.0
Fidelity Series Growth Company Fund	7.4
Fidelity Series Large Cap Stock Fund	7.3
Fidelity Series International Value Fund	5.6
Fidelity Series International Growth Fund	5.6
Fidelity Series Overseas Fund	5.5
Fidelity Series Stock Selector Large Cap Value Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series Value Discovery Fund	4.5
70.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914684.101    2995-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2035 Fund Fidelity Freedom® 2035 Fund Class K : FSNUX

This semi-annual shareholder report contains information about Fidelity Freedom® 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 32	0.59%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$31,016,420,596
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.9
International Equity Funds - 30.5
Bond Funds - 29.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	16.9
Fidelity Series Emerging Markets Opportunities Fund	8.0
Fidelity Series Growth Company Fund	7.4
Fidelity Series Large Cap Stock Fund	7.3
Fidelity Series International Value Fund	5.6
Fidelity Series International Growth Fund	5.6
Fidelity Series Overseas Fund	5.5
Fidelity Series Stock Selector Large Cap Value Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series Value Discovery Fund	4.5
70.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914685.101    3026-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2030 Fund Fidelity Freedom® 2030 Fund : FFFEX

This semi-annual shareholder report contains information about Fidelity Freedom® 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2030 Fund	$ 33	0.62%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$33,464,326,884
Number of Holdings	46
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.6
Domestic Equity Funds - 34.9
International Equity Funds - 27.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	21.2
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series Growth Company Fund	6.5
Fidelity Series Large Cap Stock Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.1
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	4.9
Fidelity Series Overseas Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
71.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914604.101    373-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2030 Fund Fidelity Freedom® 2030 Fund Class K6 : FGTKX

This semi-annual shareholder report contains information about Fidelity Freedom® 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 19	0.36%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$33,464,326,884
Number of Holdings	46
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.6
Domestic Equity Funds - 34.9
International Equity Funds - 27.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	21.2
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series Growth Company Fund	6.5
Fidelity Series Large Cap Stock Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.1
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	4.9
Fidelity Series Overseas Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
71.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914602.101    2994-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2030 Fund Fidelity Freedom® 2030 Fund Class K : FSNQX

This semi-annual shareholder report contains information about Fidelity Freedom® 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 30	0.55%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$33,464,326,884
Number of Holdings	46
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.6
Domestic Equity Funds - 34.9
International Equity Funds - 27.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	21.2
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series Growth Company Fund	6.5
Fidelity Series Large Cap Stock Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.1
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	4.9
Fidelity Series Overseas Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
71.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914603.101    3025-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2025 Fund Fidelity Freedom® 2025 Fund : FFTWX

This semi-annual shareholder report contains information about Fidelity Freedom® 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2025 Fund	$ 31	0.59%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$20,292,649,493
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.0
Domestic Equity Funds - 31.0
International Equity Funds - 24.5
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.6
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Growth Company Fund	5.8
Fidelity Series Large Cap Stock Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series International Value Fund	4.4
Fidelity Series International Growth Fund	4.4
Fidelity Series Overseas Fund	4.3
Fidelity Series Stock Selector Large Cap Value Fund	3.8
73.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914680.101    1314-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2025 Fund Fidelity Freedom® 2025 Fund Class K6 : FDTKX

This semi-annual shareholder report contains information about Fidelity Freedom® 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 17	0.32%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$20,292,649,493
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.0
Domestic Equity Funds - 31.0
International Equity Funds - 24.5
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.6
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Growth Company Fund	5.8
Fidelity Series Large Cap Stock Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series International Value Fund	4.4
Fidelity Series International Growth Fund	4.4
Fidelity Series Overseas Fund	4.3
Fidelity Series Stock Selector Large Cap Value Fund	3.8
73.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914681.101    2993-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2025 Fund Fidelity Freedom® 2025 Fund Class K : FSNPX

This semi-annual shareholder report contains information about Fidelity Freedom® 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 28	0.52%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$20,292,649,493
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.0
Domestic Equity Funds - 31.0
International Equity Funds - 24.5
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.6
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Growth Company Fund	5.8
Fidelity Series Large Cap Stock Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series International Value Fund	4.4
Fidelity Series International Growth Fund	4.4
Fidelity Series Overseas Fund	4.3
Fidelity Series Stock Selector Large Cap Value Fund	3.8
73.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914682.101    3024-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2020 Fund Fidelity Freedom® 2020 Fund : FFFDX

This semi-annual shareholder report contains information about Fidelity Freedom® 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2020 Fund	$ 29	0.55%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$12,980,983,853
Number of Holdings	44
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.8
Domestic Equity Funds - 25.9
International Equity Funds - 21.1
Short-Term Funds - 2.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	27.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.8
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.4
Fidelity Series Growth Company Fund	4.8
Fidelity Series Large Cap Stock Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	4.6
Fidelity Series International Value Fund	3.7
Fidelity Series International Growth Fund	3.7
Fidelity Series Overseas Fund	3.6
70.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914601.101    372-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2020 Fund Fidelity Freedom® 2020 Fund Class K6 : FATKX

This semi-annual shareholder report contains information about Fidelity Freedom® 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.28%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$12,980,983,853
Number of Holdings	44
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.8
Domestic Equity Funds - 25.9
International Equity Funds - 21.1
Short-Term Funds - 2.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	27.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.8
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.4
Fidelity Series Growth Company Fund	4.8
Fidelity Series Large Cap Stock Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	4.6
Fidelity Series International Value Fund	3.7
Fidelity Series International Growth Fund	3.7
Fidelity Series Overseas Fund	3.6
70.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914599.101    2992-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2020 Fund Fidelity Freedom® 2020 Fund Class K : FSNOX

This semi-annual shareholder report contains information about Fidelity Freedom® 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 25	0.48%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$12,980,983,853
Number of Holdings	44
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.8
Domestic Equity Funds - 25.9
International Equity Funds - 21.1
Short-Term Funds - 2.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	27.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.8
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.4
Fidelity Series Growth Company Fund	4.8
Fidelity Series Large Cap Stock Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	4.6
Fidelity Series International Value Fund	3.7
Fidelity Series International Growth Fund	3.7
Fidelity Series Overseas Fund	3.6
70.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914600.101    3023-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2015 Fund Fidelity Freedom® 2015 Fund : FFVFX

This semi-annual shareholder report contains information about Fidelity Freedom® 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2015 Fund	$ 26	0.50%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,392,559,208
Number of Holdings	44
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.0
Domestic Equity Funds - 20.5
International Equity Funds - 17.5
Short-Term Funds - 5.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	31.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.0
Fidelity Series Government Money Market Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.2
Fidelity Series Growth Company Fund	3.8
Fidelity Series Large Cap Stock Fund	3.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Series International Value Fund	2.9
74.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914677.101    1313-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2015 Fund Fidelity Freedom® 2015 Fund Class K6 : FPTKX

This semi-annual shareholder report contains information about Fidelity Freedom® 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.26%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,392,559,208
Number of Holdings	44
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.0
Domestic Equity Funds - 20.5
International Equity Funds - 17.5
Short-Term Funds - 5.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	31.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.0
Fidelity Series Government Money Market Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.2
Fidelity Series Growth Company Fund	3.8
Fidelity Series Large Cap Stock Fund	3.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Series International Value Fund	2.9
74.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914678.101    2991-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2015 Fund Fidelity Freedom® 2015 Fund Class K : FSNLX

This semi-annual shareholder report contains information about Fidelity Freedom® 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 23	0.45%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,392,559,208
Number of Holdings	44
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.0
Domestic Equity Funds - 20.5
International Equity Funds - 17.5
Short-Term Funds - 5.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	31.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.0
Fidelity Series Government Money Market Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.2
Fidelity Series Growth Company Fund	3.8
Fidelity Series Large Cap Stock Fund	3.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Series International Value Fund	2.9
74.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914679.101    3022-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2010 Fund Fidelity Freedom® 2010 Fund : FFFCX

This semi-annual shareholder report contains information about Fidelity Freedom® 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2010 Fund	$ 24	0.46%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,151,002,424
Number of Holdings	44
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.2
Domestic Equity Funds - 15.2
International Equity Funds - 13.9
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	34.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.7
Fidelity Series Government Money Market Fund	7.0
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Series Growth Company Fund	2.8
Fidelity Series Large Cap Stock Fund	2.8
Fidelity Series International Value Fund	2.2
Fidelity Series International Growth Fund	2.2
80.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914598.101    371-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2010 Fund Fidelity Freedom® 2010 Fund Class K6 : FOTKX

This semi-annual shareholder report contains information about Fidelity Freedom® 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 12	0.24%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,151,002,424
Number of Holdings	44
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.2
Domestic Equity Funds - 15.2
International Equity Funds - 13.9
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	34.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.7
Fidelity Series Government Money Market Fund	7.0
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Series Growth Company Fund	2.8
Fidelity Series Large Cap Stock Fund	2.8
Fidelity Series International Value Fund	2.2
Fidelity Series International Growth Fund	2.2
80.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914596.101    2990-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2010 Fund Fidelity Freedom® 2010 Fund Class K : FSNKX

This semi-annual shareholder report contains information about Fidelity Freedom® 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 22	0.42%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,151,002,424
Number of Holdings	44
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.2
Domestic Equity Funds - 15.2
International Equity Funds - 13.9
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	34.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.7
Fidelity Series Government Money Market Fund	7.0
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Series Growth Company Fund	2.8
Fidelity Series Large Cap Stock Fund	2.8
Fidelity Series International Value Fund	2.2
Fidelity Series International Growth Fund	2.2
80.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914597.101    3021-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2070 Fund Fidelity Freedom® 2070 Fund : FRBDX

This semi-annual shareholder report contains information about Fidelity Freedom® 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2070 Fund	$ 38	0.70%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$145,395,561
Number of Holdings	35
Portfolio Turnover	31%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.8
Bond Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	10.2
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	10.0
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series International Value Fund	7.5
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	6.1
Fidelity Series Blue Chip Growth Fund	5.7
77.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918247.101    7639-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2070 Fund Fidelity Freedom® 2070 Fund Class K : FRBEX

This semi-annual shareholder report contains information about Fidelity Freedom® 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 35	0.64%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$145,395,561
Number of Holdings	35
Portfolio Turnover	31%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.8
Bond Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	10.2
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	10.0
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series International Value Fund	7.5
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	6.1
Fidelity Series Blue Chip Growth Fund	5.7
77.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918249.101    7640-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® 2070 Fund Fidelity Freedom® 2070 Fund Class K6 : FRBHX

This semi-annual shareholder report contains information about Fidelity Freedom® 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.45%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$145,395,561
Number of Holdings	35
Portfolio Turnover	31%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.8
Bond Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Growth Company Fund	10.2
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	10.0
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series International Value Fund	7.5
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	6.1
Fidelity Series Blue Chip Growth Fund	5.7
77.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918251.101    7641-TSRS-1125

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Freedom® Funds

Fidelity Freedom® Retirement Fund
Fidelity Freedom® 2010 Fund
Fidelity Freedom® 2015 Fund
Fidelity Freedom® 2020 Fund
Fidelity Freedom® 2025 Fund
Fidelity Freedom® 2030 Fund
Fidelity Freedom® 2035 Fund
Fidelity Freedom® 2040 Fund
Fidelity Freedom® 2045 Fund
Fidelity Freedom® 2050 Fund
Fidelity Freedom® 2055 Fund
Fidelity Freedom® 2060 Fund
Fidelity Freedom® 2065 Fund
Fidelity Freedom® 2070 Fund
(Fidelity Freedom® Retirement Fund formerly Fidelity Freedom® Income Fund)

Semi-Annual Report
September 30, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Freedom® Retirement Fund
Fidelity Freedom® 2010 Fund
Fidelity Freedom® 2015 Fund
Fidelity Freedom® 2020 Fund
Fidelity Freedom® 2025 Fund
Fidelity Freedom® 2030 Fund
Fidelity Freedom® 2035 Fund
Fidelity Freedom® 2040 Fund
Fidelity Freedom® 2045 Fund
Fidelity Freedom® 2050 Fund
Fidelity Freedom® 2055 Fund
Fidelity Freedom® 2060 Fund
Fidelity Freedom® 2065 Fund
Fidelity Freedom® 2070 Fund
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Freedom® Retirement Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 65.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	47,656,934	480,858,463
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	142,379	1,116,251
Fidelity Series Emerging Markets Debt Fund (b)	1,530,388	12,824,652
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	395,137	3,900,007
Fidelity Series Floating Rate High Income Fund (b)	199,060	1,759,694
Fidelity Series High Income Fund (b)	1,453,117	12,990,869
Fidelity Series International Credit Fund (b)	321,918	2,749,177
Fidelity Series International Developed Markets Bond Index Fund (b)	12,837,516	111,943,141
Fidelity Series Investment Grade Bond Fund (b)	86,375,998	881,035,178
Fidelity Series Long-Term Treasury Bond Index Fund (b)	12,789,656	69,831,519
Fidelity Series Real Estate Income Fund (b)	229,836	2,344,328
TOTAL BOND FUNDS (Cost $1,648,414,231)		1,581,353,279

Domestic Equity Funds - 12.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	748,059	10,772,049
Fidelity Series Blue Chip Growth Fund (b)	1,332,394	29,925,565
Fidelity Series Commodity Strategy Fund (b)	78,781	7,324,313
Fidelity Series Growth Company Fund (b)	1,878,342	53,852,071
Fidelity Series Intrinsic Opportunities Fund (b)	648,718	7,025,616
Fidelity Series Large Cap Stock Fund (b)	1,994,112	52,843,956
Fidelity Series Large Cap Value Index Fund (b)	868,043	15,772,350
Fidelity Series Opportunistic Insights Fund (b)	1,107,963	31,909,323
Fidelity Series Small Cap Core Fund (b)	118,728	1,561,279
Fidelity Series Small Cap Discovery Fund (b)	383,187	4,471,797
Fidelity Series Small Cap Opportunities Fund (b)	647,883	10,217,117
Fidelity Series Stock Selector Large Cap Value Fund (b)	2,368,770	35,294,680
Fidelity Series Value Discovery Fund (b)	1,899,855	32,088,544
TOTAL DOMESTIC EQUITY FUNDS (Cost $170,530,888)		293,058,660

International Equity Funds - 11.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	1,364,866	26,164,475
Fidelity Series Emerging Markets Fund (b)	1,709,977	19,733,135
Fidelity Series Emerging Markets Opportunities Fund (b)	3,329,008	79,496,715
Fidelity Series International Growth Fund (b)	2,044,943	42,228,078
Fidelity Series International Small Cap Fund (b)	1,473,017	29,916,967
Fidelity Series International Value Fund (b)	2,614,694	42,854,828
Fidelity Series Overseas Fund (b)	2,595,540	42,125,609
Fidelity Series Select International Small Cap Fund (b)	135,837	1,889,496
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $162,246,842)		284,409,303

Short-Term Funds - 1.9%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $44,402,422)	4,471,663	45,163,795

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025	4.28	650,000	648,902
US Treasury Bills 0% 10/23/2025 (d)	4.29	3,770,000	3,760,721
US Treasury Bills 0% 10/30/2025 (d)	4.28	2,040,000	2,033,338
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,442,105)			6,442,961

Money Market Funds - 8.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.21	4,785,619	4,786,576
Fidelity Series Government Money Market Fund (b)(f)	4.23	187,452,038	187,452,038
TOTAL MONEY MARKET FUNDS (Cost $192,238,614)			192,238,614

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,224,275,102)	2,402,666,612
NET OTHER ASSETS (LIABILITIES) - 0.0%	(961,678)
NET ASSETS - 100.0%	2,401,704,934

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	122	12/19/2025	16,990,330	(38,866)	(38,866)
ICE MSCI Emerging Markets Index Contracts (United States)	12	12/19/2025	815,820	8,779	8,779

TOTAL EQUITY CONTRACTS					(30,087)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	499	12/19/2025	56,129,703	300,779	300,779
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	167	12/19/2025	19,220,656	18,488	18,488
CBOT US Treasury Long Bond Contracts (United States)	154	12/19/2025	17,955,438	487,579	487,579

TOTAL INTEREST RATE CONTRACTS					806,846

TOTAL PURCHASED					776,759

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	140	12/19/2025	47,171,250	(651,343)	(651,343)

TOTAL FUTURES CONTRACTS					125,416
The notional amount of futures purchased as a percentage of Net Assets is 4.5%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,414,994.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,093,311	27,314,789	32,621,404	103,636	(120)	-	4,786,576	4,785,619	0.0%
Total	10,093,311	27,314,789	32,621,404	103,636	(120)	-	4,786,576

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	470,721,777	30,289,450	26,727,398	5,574,045	15,939	6,558,695	480,858,463	47,656,934
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,150,114	30,548	76,801	13,579	(9,987)	22,377	1,116,251	142,379
Fidelity Series All-Sector Equity Fund	9,023,682	1,030,911	1,411,535	-	17,237	2,111,754	10,772,049	748,059
Fidelity Series Blue Chip Growth Fund	26,118,099	2,476,846	5,798,791	766,665	542,523	6,586,888	29,925,565	1,332,394
Fidelity Series Canada Fund	14,326,520	9,787,927	974,158	-	114,706	2,909,480	26,164,475	1,364,866
Fidelity Series Commodity Strategy Fund	4,725,193	2,903,287	258,734	64,443	10,505	(55,938)	7,324,313	78,781
Fidelity Series Emerging Markets Debt Fund	12,383,122	527,852	716,323	372,343	(36,772)	666,773	12,824,652	1,530,388
Fidelity Series Emerging Markets Debt Local Currency Fund	3,814,285	39,582	345,846	-	(19,231)	411,217	3,900,007	395,137
Fidelity Series Emerging Markets Fund	18,791,657	228,821	3,876,421	-	786,705	3,802,373	19,733,135	1,709,977
Fidelity Series Emerging Markets Opportunities Fund	74,962,242	904,442	13,802,014	-	4,086,987	13,345,058	79,496,715	3,329,008
Fidelity Series Floating Rate High Income Fund	1,786,996	100,312	127,565	72,036	(4,917)	4,868	1,759,694	199,060
Fidelity Series Government Money Market Fund	188,393,098	13,519,615	14,460,675	4,142,901	-	-	187,452,038	187,452,038
Fidelity Series Growth Company Fund	47,520,601	1,956,182	10,878,176	-	27,487	15,225,977	53,852,071	1,878,342
Fidelity Series High Income Fund	12,553,548	574,186	706,417	421,505	(35,092)	604,644	12,990,869	1,453,117
Fidelity Series International Credit Fund	2,655,368	60,413	15,123	60,413	704	47,815	2,749,177	321,918
Fidelity Series International Developed Markets Bond Index Fund	111,553,659	5,280,242	6,329,670	1,062,112	(301,948)	1,740,858	111,943,141	12,837,516
Fidelity Series International Growth Fund	36,415,798	4,055,492	4,353,629	-	359,891	5,750,526	42,228,078	2,044,943
Fidelity Series International Small Cap Fund	31,129,898	467,345	7,918,731	-	1,749,802	4,488,653	29,916,967	1,473,017
Fidelity Series International Value Fund	40,410,528	3,332,792	8,774,135	-	2,590,204	5,295,439	42,854,828	2,614,694
Fidelity Series Intrinsic Opportunities Fund	6,846,018	905,605	1,029,372	531,372	(39,306)	342,671	7,025,616	648,718
Fidelity Series Investment Grade Bond Fund	895,385,642	48,106,062	73,982,315	19,322,447	(2,278,667)	13,804,456	881,035,178	86,375,998
Fidelity Series Large Cap Stock Fund	46,826,582	7,341,652	9,190,599	2,655,035	838,829	7,027,492	52,843,956	1,994,112
Fidelity Series Large Cap Value Index Fund	14,004,595	1,700,598	1,213,086	-	28,222	1,252,021	15,772,350	868,043
Fidelity Series Long-Term Treasury Bond Index Fund	74,893,589	5,454,726	9,627,708	1,434,402	(2,741,543)	1,852,455	69,831,519	12,789,656
Fidelity Series Opportunistic Insights Fund	28,281,546	3,076,040	5,965,879	-	441,380	6,076,236	31,909,323	1,107,963
Fidelity Series Overseas Fund	37,882,188	2,664,183	3,504,710	-	580,435	4,503,513	42,125,609	2,595,540
Fidelity Series Real Estate Income Fund	2,328,554	95,302	130,645	67,019	941	50,176	2,344,328	229,836
Fidelity Series Select International Small Cap Fund	426,725	1,335,307	198,709	-	20,536	305,637	1,889,496	135,837
Fidelity Series Short-Term Credit Fund	45,948,356	1,552,441	2,606,148	983,946	12,526	256,620	45,163,795	4,471,663
Fidelity Series Small Cap Core Fund	1,433,405	15,441	173,159	-	(22,134)	307,726	1,561,279	118,728
Fidelity Series Small Cap Discovery Fund	4,313,157	136,151	531,528	72,063	(54,956)	608,973	4,471,797	383,187
Fidelity Series Small Cap Opportunities Fund	9,466,870	599,714	1,426,471	169,542	52,302	1,524,702	10,217,117	647,883
Fidelity Series Stock Selector Large Cap Value Fund	31,492,876	3,821,467	2,915,067	-	(6,348)	2,901,752	35,294,680	2,368,770
Fidelity Series Value Discovery Fund	29,095,703	3,686,130	2,841,305	-	(37,132)	2,185,148	32,088,544	1,899,855
	2,337,061,991	158,057,064	222,888,843	37,785,868	6,689,828	112,517,035	2,391,437,075

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,581,353,279	1,581,353,279	-	-

Domestic Equity Funds	293,058,660	293,058,660	-	-

International Equity Funds	284,409,303	284,409,303	-	-

Short-Term Funds	45,163,795	45,163,795	-	-

U.S. Treasury Obligations	6,442,961	-	6,442,961	-

Money Market Funds	192,238,614	192,238,614	-	-
Total Investments in Securities:	2,402,666,612	2,396,223,651	6,442,961	-
Derivative Instruments:

Assets
Futures Contracts	815,625	815,625	-	-
Total Assets	815,625	815,625	-	-

Liabilities
Futures Contracts	(690,209)	(690,209)	-	-
Total Liabilities	(690,209)	(690,209)	-	-
Total Derivative Instruments:	125,416	125,416	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	8,779	(690,209)
Total Equity Risk	8,779	(690,209)
Interest Rate Risk
Futures Contracts (a)	806,846	-
Total Interest Rate Risk	806,846	-
Total Value of Derivatives	815,625	(690,209)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Retirement Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $6,442,105)	$6,442,961
Fidelity Central Funds (cost $4,786,576)	4,786,576
Other affiliated issuers (cost $2,213,046,421)	2,391,437,075

Total Investment in Securities (cost $2,224,275,102)		$2,402,666,612
Receivable for investments sold		22,064,670
Receivable for fund shares sold		2,415,966
Distributions receivable from Fidelity Central Funds		19,192
Total assets		2,427,166,440
Liabilities
Payable for investments purchased	$21,093,082
Payable for fund shares redeemed	3,386,823
Accrued management fee	807,492
Payable for daily variation margin on futures contracts	174,104
Other payables and accrued expenses	5
Total liabilities		25,461,506
Net Assets		$2,401,704,934
Net Assets consist of:
Paid in capital		$2,293,938,735
Total accumulated earnings (loss)		107,766,199
Net Assets		$2,401,704,934

Net Asset Value and Maximum Offering Price
Fidelity Freedom Retirement Fund :
Net Asset Value, offering price and redemption price per share ($1,300,333,916 ÷ 114,743,888 shares)		$11.33
Class K :
Net Asset Value, offering price and redemption price per share ($605,521,649 ÷ 53,529,489 shares)		$11.31
Class K6 :
Net Asset Value, offering price and redemption price per share ($495,849,369 ÷ 43,896,020 shares)		$11.30
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$34,145,194
Interest		162,208
Income from Fidelity Central Funds		103,636
Total income		34,411,038
Expenses
Management fee	$4,797,688
Independent trustees' fees and expenses	2,724
Total expenses before reductions	4,800,412
Expense reductions	(230)
Total expenses after reductions		4,800,182
Net Investment income (loss)		29,610,856
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,138)
Redemptions in-kind	1,308,481
Fidelity Central Funds	(120)
Other affiliated issuers	5,381,347
Futures contracts	(2,515,919)
Capital gain distributions from underlying funds:
Affiliated issuers	3,640,674
Total net realized gain (loss)		7,813,325
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	998
Affiliated issuers	112,517,035
Futures contracts	(380,726)
Total change in net unrealized appreciation (depreciation)		112,137,307
Net gain (loss)		119,950,632
Net increase (decrease) in net assets resulting from operations		$149,561,488
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,610,856	$74,721,915
Net realized gain (loss)	7,813,325	12,243,053
Change in net unrealized appreciation (depreciation)	112,137,307	38,695,123
Net increase (decrease) in net assets resulting from operations	149,561,488	125,660,091
Distributions to shareholders	(29,407,599)	(75,583,415)

Share transactions - net increase (decrease)	(68,338,264)	205,727,613
Total increase (decrease) in net assets	51,815,625	255,804,289

Net Assets
Beginning of period	2,349,889,309	2,094,085,020
End of period	$2,401,704,934	$2,349,889,309

Financial Highlights
Fidelity Freedom® Retirement Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.77	$10.56	$10.28	$11.37	$12.16	$11.15
Income from Investment Operations
Net investment income (loss) A,B	.13	.33	.31	.36	.28	.13
Net realized and unrealized gain (loss)	.56	.21	.28	(.85)	(.35)	1.40
Total from investment operations	.69	.54	.59	(.49)	(.07)	1.53
Distributions from net investment income	(.13)	(.33)	(.31)	(.36)	(.29)	(.13)
Distributions from net realized gain	- C	- C	-	(.24)	(.44)	(.39)
Total distributions	(.13)	(.33)	(.31)	(.60)	(.72) D	(.52)
Net asset value, end of period	$11.33	$10.77	$10.56	$10.28	$11.37	$12.16
Total Return E,F	6.48%	5.21%	5.85%	(4.18)%	(.76)%	13.92%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.46% I	.47%	.47%	.46% J	.46% J	.47%
Expenses net of fee waivers, if any	.46 % I	.47%	.47%	.46% J	.46% J	.47%
Expenses net of all reductions, if any	.46% I	.47%	.47%	.46% J	.46% J	.47%
Net investment income (loss)	2.44% I	3.07%	3.01%	3.48%	2.34%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$1,300,334	$1,282,236	$1,265,923	$1,517,912	$1,851,042	$2,031,257
Portfolio turnover rate K	13 % I,L	14% L,M	12% L	19% L	36%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Retirement Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.75	$10.54	$10.26	$11.35	$12.14	$11.13
Income from Investment Operations
Net investment income (loss) A,B	.14	.33	.31	.37	.29	.13
Net realized and unrealized gain (loss)	.56	.22	.29	(.86)	(.35)	1.41
Total from investment operations	.70	.55	.60	(.49)	(.06)	1.54
Distributions from net investment income	(.14)	(.33)	(.32)	(.36)	(.29)	(.14)
Distributions from net realized gain	- C	- C	-	(.24)	(.44)	(.39)
Total distributions	(.14)	(.34) D	(.32)	(.60)	(.73)	(.53)
Net asset value, end of period	$11.31	$10.75	$10.54	$10.26	$11.35	$12.14
Total Return E,F	6.51%	5.26%	5.93%	(4.16)%	(.72)%	14.02%
Ratios to Average Net Assets A,G,H
Expenses before reductions	.42% I	.41% J	.42%	.41% J	.41% J	.41%
Expenses net of fee waivers, if any	.42 % I	.41% J	.42%	.41% J	.41% J	.41%
Expenses net of all reductions, if any	.41% I	.41% J	.42%	.41% J	.41% J	.41%
Net investment income (loss)	2.49% I	3.12%	3.06%	3.53%	2.39%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$605,522	$614,926	$568,758	$564,148	$780,949	$1,043,133
Portfolio turnover rate K	13 % I,L	14% L,M	12% L	19% L	36%	21%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Retirement Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.74	$10.53	$10.25	$11.34	$12.13	$11.13
Income from Investment Operations
Net investment income (loss) A,B	.15	.35	.33	.37	.29	.14
Net realized and unrealized gain (loss)	.56	.22	.28	(.85)	(.34)	1.40
Total from investment operations	.71	.57	.61	(.48)	(.05)	1.54
Distributions from net investment income	(.15)	(.35)	(.33)	(.37)	(.30)	(.15)
Distributions from net realized gain	- C	- C	-	(.24)	(.44)	(.39)
Total distributions	(.15)	(.36) D	(.33)	(.61)	(.74)	(.54)
Net asset value, end of period	$11.30	$10.74	$10.53	$10.25	$11.34	$12.13
Total Return E,F	6.64%	5.48%	6.11%	(4.09)%	(.64)%	13.97%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.24% I	.24%	.24%	.36% J	.37%	.37%
Expenses net of fee waivers, if any	.24 % I	.24%	.24%	.36% J	.37%	.37%
Expenses net of all reductions, if any	.24% I	.24%	.24%	.36% J	.37%	.37%
Net investment income (loss)	2.67% I	3.29%	3.23%	3.58%	2.44%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$495,849	$452,727	$259,403	$255,321	$274,397	$243,781
Portfolio turnover rate K	13 % I,L	14% L,M	12% L	19% L	36%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® 2010 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 62.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	52,045,114	525,135,196
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	6,535,883	51,241,326
Fidelity Series Emerging Markets Debt Fund (b)	1,981,901	16,608,329
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	520,924	5,141,523
Fidelity Series Floating Rate High Income Fund (b)	260,360	2,301,579
Fidelity Series High Income Fund (b)	1,892,593	16,919,780
Fidelity Series International Credit Fund (b)	473,228	4,041,366
Fidelity Series International Developed Markets Bond Index Fund (b)	16,714,139	145,747,291
Fidelity Series Investment Grade Bond Fund (b)	107,251,930	1,093,969,684
Fidelity Series Long-Term Treasury Bond Index Fund (b)	17,642,569	96,328,426
Fidelity Series Real Estate Income Fund (b)	299,906	3,059,039
TOTAL BOND FUNDS (Cost $2,106,144,750)		1,960,493,539

Domestic Equity Funds - 15.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	1,240,889	17,868,802
Fidelity Series Blue Chip Growth Fund (b)	2,193,216	49,259,626
Fidelity Series Commodity Strategy Fund (b)	89,405	8,311,953
Fidelity Series Growth Company Fund (b)	3,078,551	88,262,066
Fidelity Series Intrinsic Opportunities Fund (b)	1,084,743	11,747,762
Fidelity Series Large Cap Stock Fund (b)	3,274,828	86,782,937
Fidelity Series Large Cap Value Index Fund (b)	1,434,106	26,057,715
Fidelity Series Opportunistic Insights Fund (b)	1,822,602	52,490,937
Fidelity Series Small Cap Core Fund (b)	200,216	2,632,840
Fidelity Series Small Cap Discovery Fund (b)	648,202	7,564,522
Fidelity Series Small Cap Opportunities Fund (b)	1,076,468	16,975,898
Fidelity Series Stock Selector Large Cap Value Fund (b)	3,894,847	58,033,215
Fidelity Series Value Discovery Fund (b)	3,124,985	52,781,003
TOTAL DOMESTIC EQUITY FUNDS (Cost $243,529,661)		478,769,276

International Equity Funds - 13.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	2,019,248	38,708,983
Fidelity Series Emerging Markets Fund (b)	2,570,768	29,666,663
Fidelity Series Emerging Markets Opportunities Fund (b)	5,018,668	119,845,782
Fidelity Series International Growth Fund (b)	3,355,292	69,286,770
Fidelity Series International Small Cap Fund (b)	1,932,343	39,245,888
Fidelity Series International Value Fund (b)	4,233,447	69,386,189
Fidelity Series Overseas Fund (b)	4,198,560	68,142,629
Fidelity Series Select International Small Cap Fund (b)	178,193	2,478,659
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $241,090,302)		436,761,563

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $40,613,262)	4,089,401	41,302,954

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025	4.28	910,000	908,463
US Treasury Bills 0% 10/23/2025 (d)	4.29	4,920,000	4,907,891
US Treasury Bills 0% 10/30/2025 (d)	4.28	2,640,000	2,631,378
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,446,615)			8,447,732

Money Market Funds - 7.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.21	5,632,458	5,633,584
Fidelity Series Government Money Market Fund (b)(f)	4.23	220,910,138	220,910,138
TOTAL MONEY MARKET FUNDS (Cost $226,543,722)			226,543,722

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,866,368,312)	3,152,318,786
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,316,362)
NET ASSETS - 100.0%	3,151,002,424

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	159	12/19/2025	22,143,135	(50,217)	(50,217)
ICE MSCI Emerging Markets Index Contracts (United States)	9	12/19/2025	611,865	6,668	6,668

TOTAL EQUITY CONTRACTS					(43,549)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	655	12/19/2025	73,677,266	394,329	394,329
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	219	12/19/2025	25,205,531	23,605	23,605
CBOT US Treasury Long Bond Contracts (United States)	202	12/19/2025	23,551,938	639,552	639,552

TOTAL INTEREST RATE CONTRACTS					1,057,486

TOTAL PURCHASED					1,013,937

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	189	12/19/2025	63,681,188	(879,313)	(879,313)

TOTAL FUTURES CONTRACTS					134,624
The notional amount of futures purchased as a percentage of Net Assets is 4.5%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,210,081.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,539,223	34,938,087	42,843,568	131,670	(158)	-	5,633,584	5,632,458	0.0%
Total	13,539,223	34,938,087	42,843,568	131,670	(158)	-	5,633,584

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	500,963,295	49,496,583	32,380,985	5,982,806	63,825	6,992,478	525,135,196	52,045,114
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	59,289,291	926,373	9,504,757	679,043	(2,680,570)	3,210,989	51,241,326	6,535,883
Fidelity Series All-Sector Equity Fund	15,473,581	1,507,642	2,817,804	-	256,722	3,448,661	17,868,802	1,240,889
Fidelity Series Blue Chip Growth Fund	45,393,328	2,008,642	10,588,258	1,297,795	1,994,768	10,451,146	49,259,626	2,193,216
Fidelity Series Canada Fund	24,923,668	10,624,902	1,926,291	-	333,217	4,753,487	38,708,983	2,019,248
Fidelity Series Commodity Strategy Fund	6,254,931	2,525,306	405,311	83,733	22,039	(85,012)	8,311,953	89,405
Fidelity Series Emerging Markets Debt Fund	16,350,835	560,994	1,119,965	486,683	(121,864)	938,329	16,608,329	1,981,901
Fidelity Series Emerging Markets Debt Local Currency Fund	5,098,676	18,913	500,691	-	(29,222)	553,847	5,141,523	520,924
Fidelity Series Emerging Markets Fund	29,610,025	127,002	7,112,477	-	1,261,353	5,780,760	29,666,663	2,570,768
Fidelity Series Emerging Markets Opportunities Fund	117,549,671	725,640	25,225,301	-	7,694,056	19,101,716	119,845,782	5,018,668
Fidelity Series Floating Rate High Income Fund	2,394,077	108,844	200,991	95,332	(15,540)	15,189	2,301,579	260,360
Fidelity Series Government Money Market Fund	213,942,452	21,567,360	14,599,674	4,754,290	-	-	220,910,138	220,910,138
Fidelity Series Growth Company Fund	83,112,937	1,059,939	22,384,338	-	5,732,188	20,741,340	88,262,066	3,078,551
Fidelity Series High Income Fund	16,651,209	626,751	1,103,203	553,791	(43,155)	788,178	16,919,780	1,892,593
Fidelity Series International Credit Fund	3,899,261	88,698	17,909	88,698	1,252	70,064	4,041,366	473,228
Fidelity Series International Developed Markets Bond Index Fund	147,675,769	6,014,424	9,820,006	1,400,489	(754,901)	2,632,005	145,747,291	16,714,139
Fidelity Series International Growth Fund	63,811,934	5,192,520	10,003,431	-	2,633,025	7,652,722	69,286,770	3,355,292
Fidelity Series International Small Cap Fund	41,871,734	109,288	10,939,098	-	2,374,877	5,829,087	39,245,888	1,932,343
Fidelity Series International Value Fund	70,869,547	882,495	15,675,721	-	6,706,151	6,603,717	69,386,189	4,233,447
Fidelity Series Intrinsic Opportunities Fund	12,066,552	1,342,154	2,198,489	920,986	62,356	475,189	11,747,762	1,084,743
Fidelity Series Investment Grade Bond Fund	1,107,829,608	61,112,488	89,071,866	23,861,086	(5,735,098)	19,834,552	1,093,969,684	107,251,930
Fidelity Series Large Cap Stock Fund	81,897,176	7,510,624	16,402,563	4,528,360	6,800,692	6,977,008	86,782,937	3,274,828
Fidelity Series Large Cap Value Index Fund	24,890,956	1,555,966	2,595,999	-	535,955	1,670,837	26,057,715	1,434,106
Fidelity Series Long-Term Treasury Bond Index Fund	104,776,113	6,600,251	13,803,791	1,981,832	(4,346,771)	3,102,624	96,328,426	17,642,569
Fidelity Series Opportunistic Insights Fund	49,208,188	2,349,139	10,428,028	-	4,467,105	6,894,533	52,490,937	1,822,602
Fidelity Series Overseas Fund	66,218,781	1,619,312	8,347,704	-	2,679,544	5,972,696	68,142,629	4,198,560
Fidelity Series Real Estate Income Fund	3,094,855	101,472	204,238	87,912	1,834	65,116	3,059,039	299,906
Fidelity Series Select International Small Cap Fund	565,433	1,757,175	273,498	-	28,131	401,418	2,478,659	178,193
Fidelity Series Short-Term Credit Fund	43,321,893	1,141,703	3,408,473	913,997	39,383	208,448	41,302,954	4,089,401
Fidelity Series Small Cap Core Fund	2,571,696	11,640	447,236	-	(40,152)	536,892	2,632,840	200,216
Fidelity Series Small Cap Discovery Fund	7,659,461	224,180	1,284,707	126,096	(89,095)	1,054,683	7,564,522	648,202
Fidelity Series Small Cap Opportunities Fund	16,792,557	670,859	3,234,914	291,640	990,969	1,756,427	16,975,898	1,076,468
Fidelity Series Stock Selector Large Cap Value Fund	55,332,231	3,648,995	5,946,109	-	74,261	4,923,837	58,033,215	3,894,847
Fidelity Series Value Discovery Fund	51,635,730	3,380,259	5,924,779	-	138,691	3,551,102	52,781,003	3,124,985
	3,092,997,451	197,198,533	339,898,605	48,134,569	31,036,026	156,904,065	3,138,237,470

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,960,493,539	1,960,493,539	-	-

Domestic Equity Funds	478,769,276	478,769,276	-	-

International Equity Funds	436,761,563	436,761,563	-	-

Short-Term Funds	41,302,954	41,302,954	-	-

U.S. Treasury Obligations	8,447,732	-	8,447,732	-

Money Market Funds	226,543,722	226,543,722	-	-
Total Investments in Securities:	3,152,318,786	3,143,871,054	8,447,732	-
Derivative Instruments:

Assets
Futures Contracts	1,064,154	1,064,154	-	-
Total Assets	1,064,154	1,064,154	-	-

Liabilities
Futures Contracts	(929,530)	(929,530)	-	-
Total Liabilities	(929,530)	(929,530)	-	-
Total Derivative Instruments:	134,624	134,624	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	6,668	(929,530)
Total Equity Risk	6,668	(929,530)
Interest Rate Risk
Futures Contracts (a)	1,057,486	-
Total Interest Rate Risk	1,057,486	-
Total Value of Derivatives	1,064,154	(929,530)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2010 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $8,446,615)	$8,447,732
Fidelity Central Funds (cost $5,633,584)	5,633,584
Other affiliated issuers (cost $2,852,288,113)	3,138,237,470

Total Investment in Securities (cost $2,866,368,312)		$3,152,318,786
Receivable for investments sold		23,051,839
Receivable for fund shares sold		1,636,033
Distributions receivable from Fidelity Central Funds		23,127
Total assets		3,177,029,785
Liabilities
Payable for investments purchased	$21,887,204
Payable for fund shares redeemed	2,800,451
Accrued management fee	1,097,434
Payable for daily variation margin on futures contracts	242,263
Other payables and accrued expenses	9
Total liabilities		26,027,361
Net Assets		$3,151,002,424
Net Assets consist of:
Paid in capital		$2,818,859,635
Total accumulated earnings (loss)		332,142,789
Net Assets		$3,151,002,424

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2010 Fund :
Net Asset Value, offering price and redemption price per share ($2,049,708,459 ÷ 135,755,296 shares)		$15.10
Class K :
Net Asset Value, offering price and redemption price per share ($612,456,615 ÷ 40,587,622 shares)		$15.09
Class K6 :
Net Asset Value, offering price and redemption price per share ($488,837,350 ÷ 32,578,292 shares)		$15.01
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$41,917,792
Interest		208,434
Income from Fidelity Central Funds		131,670
Total income		42,257,896
Expenses
Management fee	$6,538,185
Independent trustees' fees and expenses	3,594
Total expenses before reductions	6,541,779
Expense reductions	(28)
Total expenses after reductions		6,541,751
Net Investment income (loss)		35,716,145
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,598)
Redemptions in-kind	1,564,619
Fidelity Central Funds	(158)
Other affiliated issuers	29,471,407
Futures contracts	(4,009,606)
Capital gain distributions from underlying funds:
Affiliated issuers	6,216,777
Total net realized gain (loss)		33,241,441
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,304
Affiliated issuers	156,904,065
Futures contracts	(493,547)
Total change in net unrealized appreciation (depreciation)		156,411,822
Net gain (loss)		189,653,263
Net increase (decrease) in net assets resulting from operations		$225,369,408
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,716,145	$97,015,557
Net realized gain (loss)	33,241,441	47,460,222
Change in net unrealized appreciation (depreciation)	156,411,822	31,424,973
Net increase (decrease) in net assets resulting from operations	225,369,408	175,900,752
Distributions to shareholders	(37,833,310)	(95,820,712)

Share transactions - net increase (decrease)	(146,432,246)	(499,965,471)
Total increase (decrease) in net assets	41,103,852	(419,885,431)

Net Assets
Beginning of period	3,109,898,572	3,529,784,003
End of period	$3,151,002,424	$3,109,898,572

Financial Highlights
Fidelity Freedom® 2010 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.22	$13.91	$13.29	$14.98	$16.42	$14.31
Income from Investment Operations
Net investment income (loss) A,B	.16	.41	.38	.44	.38	.17
Net realized and unrealized gain (loss)	.89	.32	.61	(1.21)	(.35)	2.92
Total from investment operations	1.05	.73	.99	(.77)	.03	3.09
Distributions from net investment income	(.06)	(.42)	(.37)	(.43)	(.39)	(.20)
Distributions from net realized gain	(.11)	-	-	(.50)	(1.07)	(.78)
Total distributions	(.17)	(.42)	(.37)	(.92) C	(1.47) C	(.98)
Net asset value, end of period	$15.10	$14.22	$13.91	$13.29	$14.98	$16.42
Total Return D,E	7.49%	5.29%	7.53%	(5.00)%	(.17)%	22.04%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.46% H	.47%	.48%	.49%	.50%	.51%
Expenses net of fee waivers, if any	.46 % H	.47%	.48%	.49%	.50%	.51%
Expenses net of all reductions, if any	.46% H	.47%	.48%	.49%	.50%	.51%
Net investment income (loss)	2.25% H	2.86%	2.83%	3.29%	2.32%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$2,049,708	$2,031,903	$2,418,308	$2,793,349	$3,401,089	$3,814,845
Portfolio turnover rate I	13 % H,J	14% J	13% J	20% J	34%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2010 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.21	$13.90	$13.28	$14.98	$16.41	$14.30
Income from Investment Operations
Net investment income (loss) A,B	.17	.41	.39	.45	.39	.18
Net realized and unrealized gain (loss)	.88	.32	.62	(1.22)	(.35)	2.92
Total from investment operations	1.05	.73	1.01	(.77)	.04	3.10
Distributions from net investment income	(.06)	(.42)	(.39)	(.43)	(.40)	(.20)
Distributions from net realized gain	(.11)	-	-	(.50)	(1.07)	(.78)
Total distributions	(.17)	(.42)	(.39)	(.93)	(1.47)	(.99) C
Net asset value, end of period	$15.09	$14.21	$13.90	$13.28	$14.98	$16.41
Total Return D,E	7.50%	5.36%	7.64%	(5.03)%	(.07)%	22.11%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42% H	.42%	.43%	.44%	.44%	.45%
Expenses net of fee waivers, if any	.42 % H	.42%	.43%	.44%	.44%	.45%
Expenses net of all reductions, if any	.42% H	.42%	.43%	.44%	.44%	.45%
Net investment income (loss)	2.29% H	2.91%	2.89%	3.34%	2.38%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$612,457	$631,502	$806,533	$777,490	$1,085,375	$1,444,009
Portfolio turnover rate I	13 % H,J	14% J	13% J	20% J	34%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2010 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.13	$13.84	$13.21	$14.91	$16.35	$14.25
Income from Investment Operations
Net investment income (loss) A,B	.18	.44	.41	.45	.39	.19
Net realized and unrealized gain (loss)	.88	.31	.62	(1.21)	(.34)	2.91
Total from investment operations	1.06	.75	1.03	(.76)	.05	3.10
Distributions from net investment income	(.07)	(.46)	(.40)	(.44)	(.42)	(.22)
Distributions from net realized gain	(.11)	-	-	(.50)	(1.07)	(.78)
Total distributions	(.18)	(.46)	(.40)	(.94)	(1.49)	(1.00)
Net asset value, end of period	$15.01	$14.13	$13.84	$13.21	$14.91	$16.35
Total Return C,D	7.53%	5.50%	7.90%	(4.97)%	(.02)%	22.23%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.24% G	.25%	.25%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.24 % G	.25%	.25%	.38%	.38%	.38%
Expenses net of all reductions, if any	.24% G	.25%	.25%	.38%	.38%	.38%
Net investment income (loss)	2.47% G	3.09%	3.06%	3.40%	2.44%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$488,837	$446,494	$304,943	$289,769	$330,459	$320,359
Portfolio turnover rate H	13 % G,I	14% I	13% I	20% I	34%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2015 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 56.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	47,917,686	483,489,457
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	23,694,787	185,767,131
Fidelity Series Emerging Markets Debt Fund (b)	2,695,706	22,590,012
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	758,017	7,481,627
Fidelity Series Floating Rate High Income Fund (b)	367,199	3,246,039
Fidelity Series High Income Fund (b)	2,604,462	23,283,887
Fidelity Series International Credit Fund (b)	720,528	6,153,309
Fidelity Series International Developed Markets Bond Index Fund (b)	23,338,421	203,511,029
Fidelity Series Investment Grade Bond Fund (b)	134,914,675	1,376,129,687
Fidelity Series Long-Term Treasury Bond Index Fund (b)	26,596,907	145,219,112
Fidelity Series Real Estate Income Fund (b)	406,858	4,149,953
TOTAL BOND FUNDS (Cost $2,660,669,653)		2,461,021,243

Domestic Equity Funds - 20.5%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	2,347,101	33,798,254
Fidelity Series Blue Chip Growth Fund (b)	4,144,677	93,089,451
Fidelity Series Commodity Strategy Fund (b)	129,605	12,049,358
Fidelity Series Growth Company Fund (b)	5,817,896	166,799,071
Fidelity Series Intrinsic Opportunities Fund (b)	2,049,867	22,200,065
Fidelity Series Large Cap Stock Fund (b)	6,189,925	164,033,013
Fidelity Series Large Cap Value Index Fund (b)	2,711,758	49,272,643
Fidelity Series Opportunistic Insights Fund (b)	3,445,370	99,226,652
Fidelity Series Small Cap Core Fund (b)	378,362	4,975,457
Fidelity Series Small Cap Discovery Fund (b)	1,224,930	14,294,932
Fidelity Series Small Cap Opportunities Fund (b)	2,034,219	32,079,638
Fidelity Series Stock Selector Large Cap Value Fund (b)	7,362,277	109,697,925
Fidelity Series Value Discovery Fund (b)	5,907,140	99,771,592
TOTAL DOMESTIC EQUITY FUNDS (Cost $449,112,332)		901,288,051

International Equity Funds - 17.5%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,549,542	68,044,722
Fidelity Series Emerging Markets Fund (b)	4,404,477	50,827,668
Fidelity Series Emerging Markets Opportunities Fund (b)	8,621,085	205,871,504
Fidelity Series International Growth Fund (b)	6,213,224	128,303,078
Fidelity Series International Small Cap Fund (b)	2,693,058	54,696,014
Fidelity Series International Value Fund (b)	7,873,618	129,048,607
Fidelity Series Overseas Fund (b)	7,867,299	127,686,263
Fidelity Series Select International Small Cap Fund (b)	248,379	3,454,949
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $423,123,271)		767,932,805

Short-Term Funds - 0.8%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $32,445,706)	3,267,938	33,006,172

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025	4.28	740,000	738,749
US Treasury Bills 0% 10/23/2025 (d)	4.29	6,680,000	6,663,559
US Treasury Bills 0% 10/30/2025 (d)	4.28	4,300,000	4,285,957
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,686,682)			11,688,265

Money Market Funds - 5.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.21	7,813,860	7,815,423
Fidelity Series Government Money Market Fund (b)(f)	4.23	211,707,457	211,707,457
TOTAL MONEY MARKET FUNDS (Cost $219,522,880)			219,522,880

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,796,560,524)	4,394,459,416
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,900,208)
NET ASSETS - 100.0%	4,392,559,208

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	208	12/19/2025	28,967,120	(68,344)	(68,344)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	912	12/19/2025	102,585,750	549,600	549,600
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	305	12/19/2025	35,103,594	33,068	33,068
CBOT US Treasury Long Bond Contracts (United States)	282	12/19/2025	32,879,438	889,454	889,454

TOTAL INTEREST RATE CONTRACTS					1,472,122

TOTAL PURCHASED					1,403,778

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	263	12/19/2025	88,614,563	(1,223,594)	(1,223,594)
ICE MSCI Emerging Markets Index Contracts (United States)	3	12/19/2025	203,955	44	44

TOTAL SOLD					(1,223,550)

TOTAL FUTURES CONTRACTS					180,228
The notional amount of futures purchased as a percentage of Net Assets is 4.5%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,951,977.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	18,870,370	47,069,282	58,124,011	182,181	(218)	-	7,815,423	7,813,860	0.0%
Total	18,870,370	47,069,282	58,124,011	182,181	(218)	-	7,815,423

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	453,673,549	56,055,069	32,662,609	5,435,278	35,723	6,387,725	483,489,457	47,917,686
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	195,874,012	2,487,156	14,579,344	2,279,348	(3,975,514)	5,960,821	185,767,131	23,694,787
Fidelity Series All-Sector Equity Fund	29,612,635	2,382,415	5,315,710	-	918,677	6,200,237	33,798,254	2,347,101
Fidelity Series Blue Chip Growth Fund	86,877,366	2,583,211	20,306,725	2,468,363	5,757,032	18,178,567	93,089,451	4,144,677
Fidelity Series Canada Fund	47,165,982	15,246,760	3,716,070	-	1,049,231	8,298,819	68,044,722	3,549,542
Fidelity Series Commodity Strategy Fund	8,679,983	4,077,887	619,122	114,874	33,825	(123,215)	12,049,358	129,605
Fidelity Series Emerging Markets Debt Fund	22,502,574	690,055	1,712,998	664,116	(241,311)	1,351,692	22,590,012	2,695,706
Fidelity Series Emerging Markets Debt Local Currency Fund	7,181,221	6,596	442,950	-	(2,575)	739,335	7,481,627	758,017
Fidelity Series Emerging Markets Fund	50,159,388	54,687	11,350,554	-	2,110,912	9,853,235	50,827,668	4,404,477
Fidelity Series Emerging Markets Opportunities Fund	200,762,373	351,157	40,835,203	-	12,409,053	33,184,124	205,871,504	8,621,085
Fidelity Series Floating Rate High Income Fund	3,416,025	139,507	308,751	134,790	(26,442)	25,700	3,246,039	367,199
Fidelity Series Government Money Market Fund	197,608,024	27,683,432	13,583,999	4,454,337	-	-	211,707,457	211,707,457
Fidelity Series Growth Company Fund	158,854,040	179,155	43,086,517	-	15,284,496	35,567,897	166,799,071	5,817,896
Fidelity Series High Income Fund	23,154,310	789,616	1,687,098	764,147	(73,232)	1,100,291	23,283,887	2,604,462
Fidelity Series International Credit Fund	5,933,233	135,000	23,574	135,000	1,694	106,956	6,153,309	720,528
Fidelity Series International Developed Markets Bond Index Fund	205,370,797	10,554,561	14,998,002	1,945,122	(536,515)	3,120,188	203,511,029	23,338,421
Fidelity Series International Growth Fund	119,250,439	5,880,031	15,900,754	-	5,310,348	13,763,014	128,303,078	6,213,224
Fidelity Series International Small Cap Fund	58,448,043	33,219	15,174,486	-	4,163,457	7,225,781	54,696,014	2,693,058
Fidelity Series International Value Fund	134,493,683	148,702	30,314,313	-	13,278,915	11,441,620	129,048,607	7,873,618
Fidelity Series Intrinsic Opportunities Fund	23,026,291	2,172,249	4,067,469	1,740,923	169,448	899,546	22,200,065	2,049,867
Fidelity Series Investment Grade Bond Fund	1,382,265,427	86,008,827	109,739,917	29,741,192	(4,624,852)	22,220,202	1,376,129,687	134,914,675
Fidelity Series Large Cap Stock Fund	156,537,168	10,015,346	29,088,866	8,641,271	14,058,667	12,510,698	164,033,013	6,189,925
Fidelity Series Large Cap Value Index Fund	47,465,060	2,306,252	4,745,896	-	1,289,623	2,957,604	49,272,643	2,711,758
Fidelity Series Long-Term Treasury Bond Index Fund	157,464,313	9,733,611	20,215,539	2,949,895	(6,658,540)	4,895,267	145,219,112	26,596,907
Fidelity Series Opportunistic Insights Fund	94,157,732	2,362,327	19,139,032	-	8,833,212	13,012,413	99,226,652	3,445,370
Fidelity Series Overseas Fund	124,664,781	220,003	13,268,874	-	4,976,080	11,094,273	127,686,263	7,867,299
Fidelity Series Real Estate Income Fund	4,246,950	124,348	312,109	119,560	1,537	89,227	4,149,953	406,858
Fidelity Series Select International Small Cap Fund	784,519	2,372,409	291,735	-	30,532	559,224	3,454,949	248,379
Fidelity Series Short-Term Credit Fund	35,463,757	790,066	3,446,719	737,150	24,731	174,337	33,006,172	3,267,938
Fidelity Series Small Cap Core Fund	4,967,727	4,554	948,350	-	(71,617)	1,023,143	4,975,457	378,362
Fidelity Series Small Cap Discovery Fund	14,525,224	317,877	2,406,278	243,860	(126,346)	1,984,455	14,294,932	1,224,930
Fidelity Series Small Cap Opportunities Fund	31,827,511	868,964	5,897,752	550,258	1,751,405	3,529,510	32,079,638	2,034,219
Fidelity Series Stock Selector Large Cap Value Fund	105,603,253	5,292,047	10,805,180	-	365,908	9,241,897	109,697,925	7,362,277
Fidelity Series Value Discovery Fund	98,535,071	4,145,063	9,990,555	-	1,518,425	5,563,588	99,771,592	5,907,140
	4,290,552,461	256,212,159	500,983,050	63,119,484	77,035,987	252,138,171	4,374,955,728

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,461,021,243	2,461,021,243	-	-

Domestic Equity Funds	901,288,051	901,288,051	-	-

International Equity Funds	767,932,805	767,932,805	-	-

Short-Term Funds	33,006,172	33,006,172	-	-

U.S. Treasury Obligations	11,688,265	-	11,688,265	-

Money Market Funds	219,522,880	219,522,880	-	-
Total Investments in Securities:	4,394,459,416	4,382,771,151	11,688,265	-
Derivative Instruments:

Assets
Futures Contracts	1,472,166	1,472,166	-	-
Total Assets	1,472,166	1,472,166	-	-

Liabilities
Futures Contracts	(1,291,938)	(1,291,938)	-	-
Total Liabilities	(1,291,938)	(1,291,938)	-	-
Total Derivative Instruments:	180,228	180,228	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	44	(1,291,938)
Total Equity Risk	44	(1,291,938)
Interest Rate Risk
Futures Contracts (a)	1,472,122	-
Total Interest Rate Risk	1,472,122	-
Total Value of Derivatives	1,472,166	(1,291,938)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2015 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $11,686,682)	$11,688,265
Fidelity Central Funds (cost $7,815,423)	7,815,423
Other affiliated issuers (cost $3,777,058,419)	4,374,955,728

Total Investment in Securities (cost $3,796,560,524)		$4,394,459,416
Receivable for investments sold		26,659,124
Receivable for fund shares sold		1,817,051
Distributions receivable from Fidelity Central Funds		32,072
Total assets		4,422,967,663
Liabilities
Payable for investments purchased	$24,405,825
Payable for fund shares redeemed	4,070,298
Accrued management fee	1,601,937
Payable for daily variation margin on futures contracts	330,395
Total liabilities		30,408,455
Net Assets		$4,392,559,208
Net Assets consist of:
Paid in capital		$3,699,834,277
Total accumulated earnings (loss)		692,724,931
Net Assets		$4,392,559,208

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2015 Fund :
Net Asset Value, offering price and redemption price per share ($2,484,080,464 ÷ 199,472,279 shares)		$12.45
Class K :
Net Asset Value, offering price and redemption price per share ($982,931,399 ÷ 79,050,983 shares)		$12.43
Class K6 :
Net Asset Value, offering price and redemption price per share ($925,547,345 ÷ 74,803,207 shares)		$12.37
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$51,279,368
Interest		287,566
Income from Fidelity Central Funds		182,181
Total income		51,749,115
Expenses
Management fee	$9,534,011
Independent trustees' fees and expenses	4,987
Total expenses before reductions	9,538,998
Expense reductions	(12)
Total expenses after reductions		9,538,986
Net Investment income (loss)		42,210,129
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,258)
Redemptions in-kind	2,754,828
Fidelity Central Funds	(218)
Other affiliated issuers	74,281,159
Futures contracts	(5,747,752)
Capital gain distributions from underlying funds:
Affiliated issuers	11,840,116
Total net realized gain (loss)		83,125,875
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,846
Affiliated issuers	252,138,171
Futures contracts	(742,121)
Total change in net unrealized appreciation (depreciation)		251,397,896
Net gain (loss)		334,523,771
Net increase (decrease) in net assets resulting from operations		$376,733,900
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,210,129	$127,904,314
Net realized gain (loss)	83,125,875	123,770,763
Change in net unrealized appreciation (depreciation)	251,397,896	(4,311,174)
Net increase (decrease) in net assets resulting from operations	376,733,900	247,363,903
Distributions to shareholders	(81,909,480)	(181,676,640)

Share transactions - net increase (decrease)	(216,317,869)	(896,587,528)
Total increase (decrease) in net assets	78,506,551	(830,900,265)

Net Assets
Beginning of period	4,314,052,657	5,144,952,922
End of period	$4,392,559,208	$4,314,052,657

Financial Highlights
Fidelity Freedom® 2015 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.64	$11.50	$10.79	$12.37	$13.69	$11.53
Income from Investment Operations
Net investment income (loss) A,B	.11	.31	.29	.34	.31	.14
Net realized and unrealized gain (loss)	.92	.28	.71	(1.06)	(.23)	2.94
Total from investment operations	1.03	.59	1.00	(.72)	.08	3.08
Distributions from net investment income	(.04)	(.33)	(.28)	(.34)	(.33)	(.16)
Distributions from net realized gain	(.18)	(.13)	(.02)	(.53)	(1.08)	(.76)
Total distributions	(.22)	(.45) C	(.29) C	(.86) C	(1.40) C	(.92)
Net asset value, end of period	$12.45	$11.64	$11.50	$10.79	$12.37	$13.69
Total Return D,E	9.02%	5.24%	9.37%	(5.65)%	.19%	27.45%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.50% H	.52%	.53%	.53%	.54%	.55%
Expenses net of fee waivers, if any	.50 % H	.52%	.53%	.53%	.54%	.55%
Expenses net of all reductions, if any	.50% H	.52%	.53%	.53%	.54%	.55%
Net investment income (loss)	1.89% H	2.64%	2.62%	3.11%	2.31%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$2,484,080	$2,428,201	$3,086,897	$3,643,870	$4,530,090	$5,028,435
Portfolio turnover rate I	12 % H,J	14% J	13% J	21% J	34%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2015 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.62	$11.48	$10.78	$12.36	$13.67	$11.52
Income from Investment Operations
Net investment income (loss) A,B	.12	.31	.29	.34	.32	.15
Net realized and unrealized gain (loss)	.91	.29	.72	(1.05)	(.22)	2.93
Total from investment operations	1.03	.60	1.01	(.71)	.10	3.08
Distributions from net investment income	(.04)	(.33)	(.29)	(.34)	(.33)	(.17)
Distributions from net realized gain	(.18)	(.13)	(.02)	(.53)	(1.08)	(.76)
Total distributions	(.22)	(.46)	(.31)	(.87)	(1.41)	(.93)
Net asset value, end of period	$12.43	$11.62	$11.48	$10.78	$12.36	$13.67
Total Return C,D	9.05%	5.32%	9.42%	(5.60)%	.31%	27.45%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.46%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.45 % G	.45%	.46%	.47%	.48%	.48%
Expenses net of all reductions, if any	.45% G	.45%	.46%	.47%	.48%	.48%
Net investment income (loss)	1.94% G	2.70%	2.69%	3.17%	2.37%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$982,931	$1,050,923	$1,414,359	$1,365,140	$1,988,710	$2,592,940
Portfolio turnover rate H	12 % G,I	14% I	13% I	21% I	34%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2015 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.56	$11.43	$10.73	$12.32	$13.63	$11.49
Income from Investment Operations
Net investment income (loss) A,B	.13	.34	.31	.35	.33	.16
Net realized and unrealized gain (loss)	.91	.28	.71	(1.06)	(.22)	2.92
Total from investment operations	1.04	.62	1.02	(.71)	.11	3.08
Distributions from net investment income	(.05)	(.36)	(.31)	(.35)	(.35)	(.18)
Distributions from net realized gain	(.18)	(.13)	(.02)	(.53)	(1.08)	(.76)
Total distributions	(.23)	(.49)	(.32) C	(.88)	(1.42) C	(.94)
Net asset value, end of period	$12.37	$11.56	$11.43	$10.73	$12.32	$13.63
Total Return D,E	9.16%	5.54%	9.61%	(5.58)%	.43%	27.58%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.26% H	.26%	.27%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.26 % H	.26%	.27%	.40%	.40%	.40%
Expenses net of all reductions, if any	.26% H	.26%	.27%	.40%	.40%	.40%
Net investment income (loss)	2.13% H	2.89%	2.88%	3.24%	2.45%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$925,547	$834,929	$643,697	$598,423	$666,631	$746,814
Portfolio turnover rate I	12 % H,J	14% J	13% J	21% J	34%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2020 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 49.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	70,019,564	706,497,401
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	112,239,527	879,957,893
Fidelity Series Emerging Markets Debt Fund (b)	7,684,132	64,393,030
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	2,116,909	20,893,889
Fidelity Series Floating Rate High Income Fund (b)	1,227,191	10,848,370
Fidelity Series High Income Fund (b)	7,598,928	67,934,414
Fidelity Series International Credit Fund (b)	2,397,373	20,473,565
Fidelity Series International Developed Markets Bond Index Fund (b)	68,877,124	600,608,524
Fidelity Series Investment Grade Bond Fund (b)	355,204,193	3,623,082,771
Fidelity Series Long-Term Treasury Bond Index Fund (b)	84,279,465	460,165,877
Fidelity Series Real Estate Income Fund (b)	1,202,318	12,263,643
TOTAL BOND FUNDS (Cost $7,167,981,650)		6,467,119,377

Domestic Equity Funds - 25.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	8,782,410	126,466,703
Fidelity Series Blue Chip Growth Fund (b)	15,508,511	348,321,153
Fidelity Series Commodity Strategy Fund (b)	358,520	33,331,633
Fidelity Series Growth Company Fund (b)	21,769,450	624,130,135
Fidelity Series Intrinsic Opportunities Fund (b)	7,669,974	83,065,822
Fidelity Series Large Cap Stock Fund (b)	23,161,498	613,779,709
Fidelity Series Large Cap Value Index Fund (b)	10,146,781	184,367,014
Fidelity Series Opportunistic Insights Fund (b)	12,891,816	371,284,287
Fidelity Series Small Cap Core Fund (b)	1,415,705	18,616,518
Fidelity Series Small Cap Discovery Fund (b)	4,583,278	53,486,857
Fidelity Series Small Cap Opportunities Fund (b)	7,611,477	120,032,997
Fidelity Series Stock Selector Large Cap Value Fund (b)	27,547,997	410,465,156
Fidelity Series Value Discovery Fund (b)	22,103,160	373,322,371
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,668,766,066)		3,360,670,355

International Equity Funds - 21.1%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	12,604,788	241,633,790
Fidelity Series Emerging Markets Fund (b)	15,463,110	178,444,288
Fidelity Series Emerging Markets Opportunities Fund (b)	30,276,551	723,004,043
Fidelity Series International Growth Fund (b)	23,021,017	475,384,007
Fidelity Series International Small Cap Fund (b)	7,956,513	161,596,778
Fidelity Series International Value Fund (b)	29,261,613	479,597,837
Fidelity Series Overseas Fund (b)	29,059,825	471,640,964
Fidelity Series Select International Small Cap Fund (b)	734,137	10,211,851
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,522,315,062)		2,741,513,558

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $24,871,094)	2,526,444	25,517,086

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025	4.28	2,370,000	2,365,996
US Treasury Bills 0% 10/23/2025 (d)	4.29	19,460,000	19,412,104
US Treasury Bills 0% 10/30/2025 (d)	4.28	12,530,000	12,489,079
TOTAL U.S. TREASURY OBLIGATIONS (Cost $34,262,549)			34,267,179

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.21	22,438,463	22,442,951
Fidelity Series Government Money Market Fund (b)(f)	4.23	335,332,774	335,332,774
TOTAL MONEY MARKET FUNDS (Cost $357,775,725)			357,775,725

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,775,972,146)	12,986,863,280
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,879,427)
NET ASSETS - 100.0%	12,980,983,853

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	602	12/19/2025	83,837,530	(194,952)	(194,952)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	2,696	12/19/2025	303,257,875	1,625,332	1,625,332
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	901	12/19/2025	103,699,469	98,562	98,562
CBOT US Treasury Long Bond Contracts (United States)	832	12/19/2025	97,006,000	2,627,422	2,627,422

TOTAL INTEREST RATE CONTRACTS					4,351,316

TOTAL PURCHASED					4,156,364

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	775	12/19/2025	261,126,563	(3,605,648)	(3,605,648)
ICE MSCI Emerging Markets Index Contracts (United States)	39	12/19/2025	2,651,415	568	568

TOTAL SOLD					(3,605,080)

TOTAL FUTURES CONTRACTS					551,284
The notional amount of futures purchased as a percentage of Net Assets is 4.4%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,192,865.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	55,333,612	137,251,158	170,141,179	538,561	(640)	-	22,442,951	22,438,463	0.0%
Total	55,333,612	137,251,158	170,141,179	538,561	(640)	-	22,442,951

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	611,011,587	132,473,149	46,006,871	7,535,140	192,366	8,827,170	706,497,401	70,019,564
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	904,772,088	39,220,957	73,529,434	10,702,154	(11,247,138)	20,741,420	879,957,893	112,239,527
Fidelity Series All-Sector Equity Fund	110,511,559	5,591,761	16,063,408	-	3,049,552	23,377,239	126,466,703	8,782,410
Fidelity Series Blue Chip Growth Fund	324,439,017	9,656,578	75,331,653	9,247,021	21,624,877	67,932,334	348,321,153	15,508,511
Fidelity Series Canada Fund	174,819,988	46,482,215	13,949,088	-	4,360,273	29,920,402	241,633,790	12,604,788
Fidelity Series Commodity Strategy Fund	25,376,354	10,120,877	1,898,493	334,425	93,986	(361,091)	33,331,633	358,520
Fidelity Series Emerging Markets Debt Fund	64,527,472	1,975,983	5,271,470	1,896,533	(869,413)	4,030,458	64,393,030	7,684,132
Fidelity Series Emerging Markets Debt Local Currency Fund	20,181,114	20,206	1,368,494	-	(66,602)	2,127,665	20,893,889	2,116,909
Fidelity Series Emerging Markets Fund	173,404,903	197,605	36,721,495	-	7,156,204	34,407,071	178,444,288	15,463,110
Fidelity Series Emerging Markets Opportunities Fund	694,056,237	924,329	130,360,386	-	38,778,810	119,605,053	723,004,043	30,276,551
Fidelity Series Floating Rate High Income Fund	11,344,538	462,986	956,096	448,535	(83,869)	80,811	10,848,370	1,227,191
Fidelity Series Government Money Market Fund	288,373,255	67,748,063	20,788,544	6,828,702	-	-	335,332,774	335,332,774
Fidelity Series Growth Company Fund	592,265,585	721,128	159,418,439	-	57,559,929	133,001,932	624,130,135	21,769,450
Fidelity Series High Income Fund	67,839,645	2,309,864	5,206,149	2,231,851	(273,861)	3,264,915	67,934,414	7,598,928
Fidelity Series International Credit Fund	19,778,274	449,814	115,829	449,814	5,476	355,830	20,473,565	2,397,373
Fidelity Series International Developed Markets Bond Index Fund	602,463,477	36,908,131	46,272,959	5,712,153	(1,142,742)	8,652,617	600,608,524	68,877,124
Fidelity Series International Growth Fund	443,724,245	22,312,981	60,940,769	-	19,871,488	50,416,062	475,384,007	23,021,017
Fidelity Series International Small Cap Fund	171,871,501	36,399	43,694,738	-	17,669,422	15,714,194	161,596,778	7,956,513
Fidelity Series International Value Fund	500,545,806	590,087	112,944,343	-	47,943,494	43,462,793	479,597,837	29,261,613
Fidelity Series Intrinsic Opportunities Fund	85,682,094	7,465,111	14,125,063	6,496,211	538,945	3,504,735	83,065,822	7,669,974
Fidelity Series Investment Grade Bond Fund	3,590,245,858	281,966,074	295,172,927	77,480,585	(17,284,056)	63,327,822	3,623,082,771	355,204,193
Fidelity Series Large Cap Stock Fund	583,648,156	34,892,263	104,248,054	32,437,849	49,127,045	50,360,299	613,779,709	23,161,498
Fidelity Series Large Cap Value Index Fund	176,623,020	5,924,195	14,007,188	-	3,611,530	12,215,457	184,367,014	10,146,781
Fidelity Series Long-Term Treasury Bond Index Fund	494,890,559	33,136,733	62,394,552	9,244,014	(19,260,411)	13,793,548	460,165,877	84,279,465
Fidelity Series Opportunistic Insights Fund	351,529,838	6,312,330	68,358,524	-	31,847,685	49,952,958	371,284,287	12,891,816
Fidelity Series Overseas Fund	460,217,011	976,415	48,621,814	-	17,770,956	41,298,396	471,640,964	29,059,825
Fidelity Series Real Estate Income Fund	12,633,671	367,550	1,005,778	352,960	5,906	262,294	12,263,643	1,202,318
Fidelity Series Select International Small Cap Fund	2,294,251	6,972,346	779,581	-	75,108	1,649,727	10,211,851	734,137
Fidelity Series Short-Term Credit Fund	29,777,601	674,926	5,092,326	593,914	60,881	96,004	25,517,086	2,526,444
Fidelity Series Small Cap Core Fund	18,618,981	9,787	3,567,693	-	(286,793)	3,842,236	18,616,518	1,415,705
Fidelity Series Small Cap Discovery Fund	54,083,457	946,510	8,510,222	915,946	(356,263)	7,323,375	53,486,857	4,583,278
Fidelity Series Small Cap Opportunities Fund	118,361,606	2,435,011	20,550,377	2,056,073	5,567,292	14,219,465	120,032,997	7,611,477
Fidelity Series Stock Selector Large Cap Value Fund	393,019,241	16,220,305	34,668,728	-	798,954	35,095,384	410,465,156	27,547,997
Fidelity Series Value Discovery Fund	366,662,397	12,453,620	32,339,584	-	7,211,410	19,334,528	373,322,371	22,103,160
	12,539,594,386	788,956,289	1,564,281,069	174,963,880	284,050,441	881,833,103	12,930,153,150

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	6,467,119,377	6,467,119,377	-	-

Domestic Equity Funds	3,360,670,355	3,360,670,355	-	-

International Equity Funds	2,741,513,558	2,741,513,558	-	-

Short-Term Funds	25,517,086	25,517,086	-	-

U.S. Treasury Obligations	34,267,179	-	34,267,179	-

Money Market Funds	357,775,725	357,775,725	-	-
Total Investments in Securities:	12,986,863,280	12,952,596,101	34,267,179	-
Derivative Instruments:

Assets
Futures Contracts	4,351,884	4,351,884	-	-
Total Assets	4,351,884	4,351,884	-	-

Liabilities
Futures Contracts	(3,800,600)	(3,800,600)	-	-
Total Liabilities	(3,800,600)	(3,800,600)	-	-
Total Derivative Instruments:	551,284	551,284	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	568	(3,800,600)
Total Equity Risk	568	(3,800,600)
Interest Rate Risk
Futures Contracts (a)	4,351,316	-
Total Interest Rate Risk	4,351,316	-
Total Value of Derivatives	4,351,884	(3,800,600)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2020 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $34,262,549)	$34,267,179
Fidelity Central Funds (cost $22,442,951)	22,442,951
Other affiliated issuers (cost $10,719,266,646)	12,930,153,150

Total Investment in Securities (cost $10,775,972,146)		$12,986,863,280
Receivable for investments sold		95,565,317
Receivable for fund shares sold		15,157,658
Distributions receivable from Fidelity Central Funds		92,483
Other receivables		5,499
Total assets		13,097,684,237
Liabilities
Payable for investments purchased	$83,652,357
Payable for fund shares redeemed	27,070,322
Accrued management fee	5,015,968
Payable for daily variation margin on futures contracts	961,737
Total liabilities		116,700,384
Net Assets		$12,980,983,853
Net Assets consist of:
Paid in capital		$10,439,398,177
Total accumulated earnings (loss)		2,541,585,676
Net Assets		$12,980,983,853

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2020 Fund :
Net Asset Value, offering price and redemption price per share ($6,241,395,502 ÷ 394,963,496 shares)		$15.80
Class K :
Net Asset Value, offering price and redemption price per share ($3,504,680,690 ÷ 221,987,398 shares)		$15.79
Class K6 :
Net Asset Value, offering price and redemption price per share ($3,234,907,661 ÷ 205,915,609 shares)		$15.71
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$130,573,643
Interest		826,875
Income from Fidelity Central Funds		538,561
Total income		131,939,079
Expenses
Management fee	$29,621,940
Independent trustees' fees and expenses	14,611
Total expenses before reductions	29,636,551
Expense reductions	(66)
Total expenses after reductions		29,636,485
Net Investment income (loss)		102,302,594
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(917)
Redemptions in-kind	13,655,902
Fidelity Central Funds	(640)
Other affiliated issuers	270,394,539
Futures contracts	(15,986,409)
Capital gain distributions from underlying funds:
Affiliated issuers	44,390,237
Total net realized gain (loss)		312,452,712
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	5,406
Affiliated issuers	881,833,103
Futures contracts	(2,639,679)
Total change in net unrealized appreciation (depreciation)		879,198,830
Net gain (loss)		1,191,651,542
Net increase (decrease) in net assets resulting from operations		$1,293,954,136
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$102,302,594	$350,949,622
Net realized gain (loss)	312,452,712	573,958,973
Change in net unrealized appreciation (depreciation)	879,198,830	(167,502,467)
Net increase (decrease) in net assets resulting from operations	1,293,954,136	757,406,128
Distributions to shareholders	(294,186,259)	(642,129,319)

Share transactions - net increase (decrease)	(626,407,142)	(2,867,945,988)
Total increase (decrease) in net assets	373,360,735	(2,752,669,179)

Net Assets
Beginning of period	12,607,623,118	15,360,292,297
End of period	$12,980,983,853	$12,607,623,118

Financial Highlights
Fidelity Freedom® 2020 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.62	$14.55	$13.44	$15.72	$17.53	$14.21
Income from Investment Operations
Net investment income (loss) A,B	.11	.35	.33	.40	.39	.18
Net realized and unrealized gain (loss)	1.41	.39	1.15	(1.43)	(.19)	4.32
Total from investment operations	1.52	.74	1.48	(1.03)	.20	4.50
Distributions from net investment income	(.04)	(.37)	(.32)	(.40)	(.42)	(.20)
Distributions from net realized gain	(.30)	(.30)	(.05)	(.86)	(1.59)	(.98)
Total distributions	(.34)	(.67)	(.37)	(1.25) C	(2.01)	(1.18)
Net asset value, end of period	$15.80	$14.62	$14.55	$13.44	$15.72	$17.53
Total Return D,E	10.65%	5.22%	11.11%	(6.35)%	.66%	32.56%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.55% H	.56%	.57%	.58%	.58% I	.59%
Expenses net of fee waivers, if any	.55 % H	.56%	.57%	.58%	.58% I	.59%
Expenses net of all reductions, if any	.55% H	.56%	.57%	.58%	.58% I	.59%
Net investment income (loss)	1.53% H	2.40%	2.41%	2.93%	2.29%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$6,241,396	$6,001,968	$8,014,855	$9,662,440	$12,039,706	$13,282,370
Portfolio turnover rate J	12 % H,K	14% K	14% K	23% K	34%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2020 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.60	$14.54	$13.43	$15.71	$17.52	$14.20
Income from Investment Operations
Net investment income (loss) A,B	.12	.36	.34	.41	.41	.19
Net realized and unrealized gain (loss)	1.42	.39	1.16	(1.43)	(.20)	4.32
Total from investment operations	1.54	.75	1.50	(1.02)	.21	4.51
Distributions from net investment income	(.04)	(.39)	(.34)	(.40)	(.42)	(.21)
Distributions from net realized gain	(.30)	(.30)	(.05)	(.86)	(1.59)	(.98)
Total distributions	(.35) C	(.69)	(.39)	(1.26)	(2.02) C	(1.19)
Net asset value, end of period	$15.79	$14.60	$14.54	$13.43	$15.71	$17.52
Total Return D,E	10.74%	5.26%	11.26%	(6.32)%	.70%	32.66%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.48% H	.49%	.50%	.50%	.51%	.52%
Expenses net of fee waivers, if any	.48 % H	.49%	.50%	.50%	.51%	.52%
Expenses net of all reductions, if any	.48% H	.49%	.50%	.50%	.51%	.52%
Net investment income (loss)	1.60% H	2.47%	2.48%	3.01%	2.36%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$3,504,681	$3,744,844	$4,981,952	$5,000,495	$7,535,845	$10,341,455
Portfolio turnover rate I	12 % H,J	14% J	14% J	23% J	34%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2020 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.52	$14.48	$13.37	$15.65	$17.47	$14.16
Income from Investment Operations
Net investment income (loss) A,B	.13	.39	.37	.42	.42	.20
Net realized and unrealized gain (loss)	1.41	.37	1.15	(1.42)	(.20)	4.32
Total from investment operations	1.54	.76	1.52	(1.00)	.22	4.52
Distributions from net investment income	(.05)	(.43)	(.36)	(.42)	(.45)	(.23)
Distributions from net realized gain	(.30)	(.30)	(.05)	(.86)	(1.59)	(.98)
Total distributions	(.35)	(.72) C	(.41)	(1.28)	(2.04)	(1.21)
Net asset value, end of period	$15.71	$14.52	$14.48	$13.37	$15.65	$17.47
Total Return D,E	10.87%	5.42%	11.49%	(6.21)%	.77%	32.85%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.28% H	.29%	.30%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.28 % H	.29%	.30%	.42%	.42%	.42%
Expenses net of all reductions, if any	.28% H	.29%	.30%	.42%	.42%	.42%
Net investment income (loss)	1.80% H	2.67%	2.68%	3.10%	2.46%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$3,234,908	$2,860,811	$2,363,485	$2,219,638	$2,428,224	$2,668,267
Portfolio turnover rate I	12 % H,J	14% J	14% J	23% J	34%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2025 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 44.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	4,212,440	42,503,521
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	249,030,677	1,952,400,509
Fidelity Series Emerging Markets Debt Fund (b)	11,729,069	98,289,595
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	3,140,643	30,998,150
Fidelity Series Floating Rate High Income Fund (b)	1,869,001	16,521,965
Fidelity Series High Income Fund (b)	11,743,337	104,985,434
Fidelity Series International Credit Fund (b)	2,004,582	17,119,129
Fidelity Series International Developed Markets Bond Index Fund (b)	109,178,100	952,033,031
Fidelity Series Investment Grade Bond Fund (b)	483,617,945	4,932,903,035
Fidelity Series Long-Term Treasury Bond Index Fund (b)	140,998,948	769,854,258
Fidelity Series Real Estate Income Fund (b)	1,846,831	18,837,675
TOTAL BOND FUNDS (Cost $10,119,574,230)		8,936,446,302

Domestic Equity Funds - 31.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	16,485,365	237,389,258
Fidelity Series Blue Chip Growth Fund (b)	29,111,040	653,833,963
Fidelity Series Commodity Strategy Fund (b)	390,945	36,346,170
Fidelity Series Growth Company Fund (b)	40,863,283	1,171,550,318
Fidelity Series Intrinsic Opportunities Fund (b)	14,397,535	155,925,304
Fidelity Series Large Cap Stock Fund (b)	43,476,561	1,152,128,857
Fidelity Series Large Cap Value Index Fund (b)	19,046,746	346,079,368
Fidelity Series Opportunistic Insights Fund (b)	24,199,298	696,939,769
Fidelity Series Small Cap Core Fund (b)	2,657,330	34,943,885
Fidelity Series Small Cap Discovery Fund (b)	8,603,523	100,403,109
Fidelity Series Small Cap Opportunities Fund (b)	14,287,644	225,316,146
Fidelity Series Stock Selector Large Cap Value Fund (b)	51,710,880	770,492,114
Fidelity Series Value Discovery Fund (b)	41,490,387	700,772,642
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,227,741,657)		6,282,120,903

International Equity Funds - 24.5%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	22,584,422	432,943,360
Fidelity Series Emerging Markets Fund (b)	27,855,604	321,453,671
Fidelity Series Emerging Markets Opportunities Fund (b)	54,386,468	1,298,748,847
Fidelity Series International Growth Fund (b)	42,905,378	885,996,058
Fidelity Series International Small Cap Fund (b)	12,435,883	252,572,785
Fidelity Series International Value Fund (b)	54,677,933	896,171,317
Fidelity Series Overseas Fund (b)	54,016,359	876,685,512
Fidelity Series Select International Small Cap Fund (b)	1,146,799	15,951,969
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,871,359,747)		4,980,523,519

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025	4.28	4,640,000	4,632,161
US Treasury Bills 0% 10/23/2025 (d)	4.29	30,080,000	30,005,966
US Treasury Bills 0% 10/30/2025 (d)	4.28	18,740,000	18,678,798
TOTAL U.S. TREASURY OBLIGATIONS (Cost $53,309,786)			53,316,925

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.21	33,525,485	33,532,190
Fidelity Series Government Money Market Fund (b)(f)	4.23	16,228,994	16,228,994
TOTAL MONEY MARKET FUNDS (Cost $49,761,184)			49,761,184

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $16,321,746,604)	20,302,168,833
NET OTHER ASSETS (LIABILITIES) - 0.0%	(9,519,340)
NET ASSETS - 100.0%	20,292,649,493

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	951	12/19/2025	132,441,015	(305,250)	(305,250)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	4,211	12/19/2025	473,671,703	2,537,145	2,537,145
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	1,407	12/19/2025	161,936,906	153,372	153,372
CBOT US Treasury Long Bond Contracts (United States)	1,300	12/19/2025	151,571,875	4,098,998	4,098,998

TOTAL INTEREST RATE CONTRACTS					6,789,515

TOTAL PURCHASED					6,484,265

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	1,206	12/19/2025	406,346,625	(5,610,854)	(5,610,854)
ICE MSCI Emerging Markets Index Contracts (United States)	47	12/19/2025	3,195,295	685	685

TOTAL SOLD					(5,610,169)

TOTAL FUTURES CONTRACTS					874,096
The notional amount of futures purchased as a percentage of Net Assets is 4.5%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $45,547,505.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	82,844,595	204,929,169	254,240,577	838,303	(997)	-	33,532,190	33,525,485	0.1%
Total	82,844,595	204,929,169	254,240,577	838,303	(997)	-	33,532,190

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9,632,869	33,536,748	793,896	110,350	18,196	109,604	42,503,521	4,212,440
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,915,122,912	160,619,422	146,525,835	23,481,922	(4,829,861)	28,013,871	1,952,400,509	249,030,677
Fidelity Series All-Sector Equity Fund	199,550,809	8,896,524	19,553,707	-	2,773,977	45,721,655	237,389,258	16,485,365
Fidelity Series Blue Chip Growth Fund	585,851,943	19,675,262	116,512,214	17,285,594	30,861,681	133,957,291	653,833,963	29,111,040
Fidelity Series Canada Fund	317,607,200	75,887,656	22,743,818	-	7,014,638	55,177,684	432,943,360	22,584,422
Fidelity Series Commodity Strategy Fund	38,777,549	596,821	2,621,967	515,467	110,627	(516,860)	36,346,170	390,945
Fidelity Series Emerging Markets Debt Fund	97,545,386	3,103,014	7,168,047	2,879,749	(951,008)	5,760,250	98,289,595	11,729,069
Fidelity Series Emerging Markets Debt Local Currency Fund	29,771,792	56,814	1,876,984	-	(79,544)	3,126,072	30,998,150	3,140,643
Fidelity Series Emerging Markets Fund	302,065,762	638,956	54,583,449	-	7,809,073	65,523,329	321,453,671	27,855,604
Fidelity Series Emerging Markets Opportunities Fund	1,209,001,790	3,236,043	192,821,848	-	44,376,983	234,955,879	1,298,748,847	54,386,468
Fidelity Series Floating Rate High Income Fund	17,104,377	719,955	1,297,835	679,356	(49,765)	45,233	16,521,965	1,869,001
Fidelity Series Government Money Market Fund	-	16,336,075	107,081	32,903	-	-	16,228,994	16,228,994
Fidelity Series Growth Company Fund	1,074,878,199	2,400,646	258,575,262	-	68,984,306	283,862,429	1,171,550,318	40,863,283
Fidelity Series High Income Fund	103,851,072	3,650,769	7,116,440	3,431,556	(366,208)	4,966,241	104,985,434	11,743,337
Fidelity Series International Credit Fund	16,582,775	376,814	142,275	376,815	4,545	297,270	17,119,129	2,004,582
Fidelity Series International Developed Markets Bond Index Fund	922,621,762	80,257,177	62,548,696	8,790,578	(3,354,146)	15,056,934	952,033,031	109,178,100
Fidelity Series International Growth Fund	812,538,493	41,655,787	96,965,506	-	26,928,429	101,838,855	885,996,058	42,905,378
Fidelity Series International Small Cap Fund	256,665,885	2,454,835	57,355,683	-	14,174,168	36,633,580	252,572,785	12,435,883
Fidelity Series International Value Fund	914,396,690	1,935,798	188,219,175	-	73,040,499	95,017,505	896,171,317	54,677,933
Fidelity Series Intrinsic Opportunities Fund	156,440,151	13,695,816	21,673,384	12,115,160	48,497	7,414,224	155,925,304	14,397,535
Fidelity Series Investment Grade Bond Fund	4,735,352,806	470,504,913	335,316,273	103,448,131	(17,332,249)	79,693,838	4,932,903,035	483,617,945
Fidelity Series Large Cap Stock Fund	1,059,085,513	69,522,860	159,551,912	60,437,290	61,924,721	121,147,675	1,152,128,857	43,476,561
Fidelity Series Large Cap Value Index Fund	322,303,605	16,495,727	22,089,693	-	3,333,484	26,036,245	346,079,368	19,046,746
Fidelity Series Long-Term Treasury Bond Index Fund	833,070,656	47,178,382	100,870,743	15,464,437	(37,487,197)	27,963,160	769,854,258	140,998,948
Fidelity Series Opportunistic Insights Fund	635,295,262	11,075,759	100,276,992	-	38,240,836	112,604,904	696,939,769	24,199,298
Fidelity Series Overseas Fund	836,086,752	9,083,498	76,271,310	-	25,722,523	82,064,049	876,685,512	54,016,359
Fidelity Series Real Estate Income Fund	19,162,377	580,645	1,315,729	539,717	13,008	397,374	18,837,675	1,846,831
Fidelity Series Select International Small Cap Fund	3,502,178	10,712,713	924,737	-	92,002	2,569,813	15,951,969	1,146,799
Fidelity Series Small Cap Core Fund	33,939,123	42,385	5,633,632	-	(400,872)	6,996,881	34,943,885	2,657,330
Fidelity Series Small Cap Discovery Fund	98,916,633	1,903,947	13,352,516	1,697,256	(681,029)	13,616,074	100,403,109	8,603,523
Fidelity Series Small Cap Opportunities Fund	216,103,673	4,306,768	31,793,372	3,837,506	6,990,888	29,708,189	225,316,146	14,287,644
Fidelity Series Stock Selector Large Cap Value Fund	713,679,639	36,821,986	47,097,163	-	1,893,067	65,194,585	770,492,114	51,710,880
Fidelity Series Value Discovery Fund	669,461,780	26,290,451	44,387,584	-	2,584,054	46,823,941	700,772,642	41,490,387
	19,155,967,413	1,174,250,966	2,198,084,758	255,123,787	351,408,323	1,731,777,774	20,215,319,718

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	8,936,446,302	8,936,446,302	-	-

Domestic Equity Funds	6,282,120,903	6,282,120,903	-	-

International Equity Funds	4,980,523,519	4,980,523,519	-	-

U.S. Treasury Obligations	53,316,925	-	53,316,925	-

Money Market Funds	49,761,184	49,761,184	-	-
Total Investments in Securities:	20,302,168,833	20,248,851,908	53,316,925	-
Derivative Instruments:

Assets
Futures Contracts	6,790,200	6,790,200	-	-
Total Assets	6,790,200	6,790,200	-	-

Liabilities
Futures Contracts	(5,916,104)	(5,916,104)	-	-
Total Liabilities	(5,916,104)	(5,916,104)	-	-
Total Derivative Instruments:	874,096	874,096	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	685	(5,916,104)
Total Equity Risk	685	(5,916,104)
Interest Rate Risk
Futures Contracts (a)	6,789,515	-
Total Interest Rate Risk	6,789,515	-
Total Value of Derivatives	6,790,200	(5,916,104)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2025 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $53,309,786)	$53,316,925
Fidelity Central Funds (cost $33,532,190)	33,532,190
Other affiliated issuers (cost $16,234,904,628)	20,215,319,718

Total Investment in Securities (cost $16,321,746,604)		$20,302,168,833
Receivable for investments sold		138,507,461
Receivable for fund shares sold		45,810,756
Distributions receivable from Fidelity Central Funds		138,736
Other receivables		430,786
Total assets		20,487,056,572
Liabilities
Payable for investments purchased	$130,392,325
Payable for fund shares redeemed	54,149,255
Accrued management fee	7,978,049
Payable for daily variation margin on futures contracts	1,465,007
Other payables and accrued expenses	422,443
Total liabilities		194,407,079
Net Assets		$20,292,649,493
Net Assets consist of:
Paid in capital		$15,863,543,637
Total accumulated earnings (loss)		4,429,105,856
Net Assets		$20,292,649,493

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2025 Fund :
Net Asset Value, offering price and redemption price per share ($6,663,919,790 ÷ 438,336,488 shares)		$15.20
Class K :
Net Asset Value, offering price and redemption price per share ($6,705,784,575 ÷ 442,325,436 shares)		$15.16
Class K6 :
Net Asset Value, offering price and redemption price per share ($6,922,945,128 ÷ 458,217,467 shares)		$15.11
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$172,357,976
Interest		1,232,702
Income from Fidelity Central Funds		838,303
Total income		174,428,981
Expenses
Management fee	$46,775,755
Independent trustees' fees and expenses	22,464
Miscellaneous	65
Total expenses		46,798,284
Net Investment income (loss)		127,630,697
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,754)
Redemptions in-kind	37,721,071
Fidelity Central Funds	(997)
Other affiliated issuers	313,687,252
Futures contracts	(23,906,938)
Capital gain distributions from underlying funds:
Affiliated issuers	82,765,811
Total net realized gain (loss)		410,264,445
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	8,309
Affiliated issuers	1,731,777,774
Futures contracts	(3,981,381)
Total change in net unrealized appreciation (depreciation)		1,727,804,702
Net gain (loss)		2,138,069,147
Net increase (decrease) in net assets resulting from operations		$2,265,699,844
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$127,630,697	$494,118,550
Net realized gain (loss)	410,264,445	997,592,077
Change in net unrealized appreciation (depreciation)	1,727,804,702	(341,265,442)
Net increase (decrease) in net assets resulting from operations	2,265,699,844	1,150,445,185
Distributions to shareholders	(429,284,644)	(801,489,811)

Share transactions - net increase (decrease)	(803,202,170)	(3,998,312,977)
Total increase (decrease) in net assets	1,033,213,030	(3,649,357,603)

Net Assets
Beginning of period	19,259,436,463	22,908,794,066
End of period	$20,292,649,493	$19,259,436,463

Financial Highlights
Fidelity Freedom® 2025 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.86	$13.68	$12.38	$14.49	$15.86	$12.34
Income from Investment Operations
Net investment income (loss) A,B	.09	.31	.28	.34	.36	.16
Net realized and unrealized gain (loss)	1.56	.38	1.29	(1.32)	(.13)	4.25
Total from investment operations	1.65	.69	1.57	(.98)	.23	4.41
Distributions from net investment income	(.03)	(.31)	(.27)	(.34)	(.37)	(.17)
Distributions from net realized gain	(.28)	(.20)	- C	(.79)	(1.22)	(.72)
Total distributions	(.31)	(.51)	(.27)	(1.13)	(1.60) D	(.89)
Net asset value, end of period	$15.20	$13.86	$13.68	$12.38	$14.49	$15.86
Total Return E,F	12.14%	5.13%	12.80%	(6.54)%	.99%	36.58%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.59% I	.60%	.61%	.62%	.63%	.64%
Expenses net of fee waivers, if any	.59 % I	.60%	.61%	.62%	.63%	.64%
Expenses net of all reductions, if any	.59% I	.60%	.61%	.62%	.63%	.64%
Net investment income (loss)	1.19% I	2.20%	2.23%	2.76%	2.28%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$6,663,920	$6,249,008	$9,511,911	$11,261,592	$13,230,186	$13,719,791
Portfolio turnover rate J	12 % I,K	15% K	14% K	24% K	35%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2025 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.82	$13.65	$12.37	$14.47	$15.84	$12.32
Income from Investment Operations
Net investment income (loss) A,B	.09	.32	.29	.35	.37	.17
Net realized and unrealized gain (loss)	1.56	.39	1.28	(1.31)	(.14)	4.25
Total from investment operations	1.65	.71	1.57	(.96)	.23	4.42
Distributions from net investment income	(.03)	(.34)	(.29)	(.35)	(.38)	(.18)
Distributions from net realized gain	(.28)	(.20)	- C	(.79)	(1.22)	(.72)
Total distributions	(.31)	(.54)	(.29)	(1.14)	(1.60)	(.90)
Net asset value, end of period	$15.16	$13.82	$13.65	$12.37	$14.47	$15.84
Total Return D,E	12.19%	5.26%	12.82%	(6.43)%	1.04%	36.74%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.52% H	.52%	.53%	.54%	.55%	.55%
Expenses net of fee waivers, if any	.52 % H	.52%	.53%	.54%	.55%	.55%
Expenses net of all reductions, if any	.52% H	.52%	.53%	.54%	.55%	.55%
Net investment income (loss)	1.26% H	2.27%	2.31%	2.84%	2.36%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$6,705,785	$7,016,462	$8,532,706	$8,112,110	$11,140,241	$13,839,951
Portfolio turnover rate I	12 % H,J	15% J	14% J	24% J	35%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2025 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.76	$13.61	$12.33	$14.44	$15.81	$12.30
Income from Investment Operations
Net investment income (loss) A,B	.10	.34	.32	.36	.39	.18
Net realized and unrealized gain (loss)	1.57	.38	1.27	(1.31)	(.13)	4.25
Total from investment operations	1.67	.72	1.59	(.95)	.26	4.43
Distributions from net investment income	(.04)	(.37)	(.31)	(.37)	(.40)	(.20)
Distributions from net realized gain	(.28)	(.20)	- C	(.79)	(1.22)	(.72)
Total distributions	(.32)	(.57)	(.31)	(1.16)	(1.63) D	(.92)
Net asset value, end of period	$15.11	$13.76	$13.61	$12.33	$14.44	$15.81
Total Return E,F	12.38%	5.39%	13.04%	(6.36)%	1.19%	36.91%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.32% I	.33%	.34%	.44%	.44%	.44%
Expenses net of fee waivers, if any	.32 % I	.33%	.34%	.44%	.44%	.44%
Expenses net of all reductions, if any	.32% I	.33%	.34%	.44%	.44%	.44%
Net investment income (loss)	1.46% I	2.46%	2.50%	2.95%	2.46%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$6,922,945	$5,993,966	$4,864,178	$4,162,029	$4,216,639	$4,298,694
Portfolio turnover rate J	12 % I,K	15% K	14% K	24% K	35%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2030 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 37.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,509,789	15,233,770
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	256,801,485	2,013,323,639
Fidelity Series Emerging Markets Debt Fund (b)	19,373,300	162,348,255
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	5,092,769	50,265,634
Fidelity Series Floating Rate High Income Fund (b)	3,067,488	27,116,597
Fidelity Series High Income Fund (b)	19,227,856	171,897,030
Fidelity Series International Credit Fund (b)	1,936,015	16,533,566
Fidelity Series International Developed Markets Bond Index Fund (b)	178,879,435	1,559,828,672
Fidelity Series Investment Grade Bond Fund (b)	695,234,542	7,091,392,329
Fidelity Series Long-Term Treasury Bond Index Fund (b)	265,499,599	1,449,627,811
Fidelity Series Real Estate Income Fund (b)	2,996,118	30,560,408
TOTAL BOND FUNDS (Cost $14,017,015,076)		12,588,127,711

Domestic Equity Funds - 34.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	30,633,276	441,119,171
Fidelity Series Blue Chip Growth Fund (b)	54,094,311	1,214,958,226
Fidelity Series Commodity Strategy Fund (b)	640,259	59,524,861
Fidelity Series Growth Company Fund (b)	75,932,402	2,176,981,960
Fidelity Series Intrinsic Opportunities Fund (b)	26,753,559	289,741,043
Fidelity Series Large Cap Stock Fund (b)	80,788,859	2,140,904,756
Fidelity Series Large Cap Value Index Fund (b)	35,393,040	643,091,528
Fidelity Series Opportunistic Insights Fund (b)	44,967,521	1,295,064,591
Fidelity Series Small Cap Core Fund (b)	4,937,670	64,930,363
Fidelity Series Small Cap Discovery Fund (b)	15,986,980	186,568,058
Fidelity Series Small Cap Opportunities Fund (b)	26,549,195	418,680,808
Fidelity Series Stock Selector Large Cap Value Fund (b)	96,090,339	1,431,746,052
Fidelity Series Value Discovery Fund (b)	77,098,406	1,302,192,078
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,380,880,644)		11,665,503,495

International Equity Funds - 27.2%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	41,176,437	789,352,293
Fidelity Series Emerging Markets Fund (b)	50,502,141	582,794,705
Fidelity Series Emerging Markets Opportunities Fund (b)	98,593,069	2,354,402,483
Fidelity Series International Growth Fund (b)	79,437,887	1,640,392,361
Fidelity Series International Small Cap Fund (b)	20,503,164	416,419,265
Fidelity Series International Value Fund (b)	101,099,762	1,657,025,091
Fidelity Series Overseas Fund (b)	100,144,373	1,625,343,176
Fidelity Series Select International Small Cap Fund (b)	1,890,266	26,293,594
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,422,779,965)		9,092,022,968

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	12,960,000	12,938,108
US Treasury Bills 0% 10/23/2025 (d)	4.29	40,820,000	40,719,532
US Treasury Bills 0% 10/30/2025 (d)	4.28	27,730,000	27,639,437
US Treasury Bills 0% 10/9/2025	4.30	2,480,000	2,477,762
US Treasury Bills 0% 11/28/2025 (d)	4.09	530,000	526,585
US Treasury Bills 0% 12/11/2025 (d)	3.97 to 3.98	150,000	148,861
US Treasury Bills 0% 12/4/2025 (d)	3.98	50,000	49,654
TOTAL U.S. TREASURY OBLIGATIONS (Cost $84,489,221)			84,499,939

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $50,271,231)	4.21	50,261,179	50,271,231

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $25,955,436,137)	33,480,425,344
NET OTHER ASSETS (LIABILITIES) - 0.0%	(16,098,460)
NET ASSETS - 100.0%	33,464,326,884

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,553	12/19/2025	216,278,545	(495,454)	(495,454)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	6,941	12/19/2025	780,754,047	4,177,423	4,177,423
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	2,319	12/19/2025	266,902,406	253,208	253,208
CBOT US Treasury Long Bond Contracts (United States)	2,143	12/19/2025	249,860,406	6,734,156	6,734,156

TOTAL INTEREST RATE CONTRACTS					11,164,787

TOTAL PURCHASED					10,669,333

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	1,975	12/19/2025	665,451,563	(9,099,805)	(9,099,805)
ICE MSCI Emerging Markets Index Contracts (United States)	120	12/19/2025	8,158,200	1,748	1,748

TOTAL SOLD					(9,098,057)

TOTAL FUTURES CONTRACTS					1,571,276
The notional amount of futures purchased as a percentage of Net Assets is 4.4%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $74,400,074.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	130,772,442	324,970,725	405,470,308	1,274,168	(1,628)	-	50,271,231	50,261,179	0.1%
Total	130,772,442	324,970,725	405,470,308	1,274,168	(1,628)	-	50,271,231

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	15,167,647	654,687	794,776	176,064	14,137	192,075	15,233,770	1,509,789
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,738,822,957	320,260,606	70,437,680	21,907,575	(7,409,340)	32,087,096	2,013,323,639	256,801,485
Fidelity Series All-Sector Equity Fund	355,698,377	19,292,868	22,299,982	-	1,920,975	86,506,933	441,119,171	30,633,276
Fidelity Series Blue Chip Growth Fund	1,043,793,045	38,873,359	167,374,872	31,960,527	21,592,766	278,073,928	1,214,958,226	54,094,311
Fidelity Series Canada Fund	560,214,180	139,046,086	21,806,894	-	5,779,758	106,119,163	789,352,293	41,176,437
Fidelity Series Commodity Strategy Fund	61,058,667	1,180,527	2,125,345	841,435	41,917	(630,905)	59,524,861	640,259
Fidelity Series Emerging Markets Debt Fund	154,242,758	5,986,985	5,735,223	4,649,679	(287,313)	8,141,048	162,348,255	19,373,300
Fidelity Series Emerging Markets Debt Local Currency Fund	46,749,278	237,300	1,572,319	-	(43,047)	4,894,422	50,265,634	5,092,769
Fidelity Series Emerging Markets Fund	521,986,610	3,778,226	73,501,532	-	10,973,260	119,558,141	582,794,705	50,502,141
Fidelity Series Emerging Markets Opportunities Fund	2,089,197,603	13,289,442	245,224,391	-	51,119,553	446,020,276	2,354,402,483	98,593,069
Fidelity Series Floating Rate High Income Fund	26,894,369	1,260,982	1,035,763	1,091,479	(7,577)	4,586	27,116,597	3,067,488
Fidelity Series Growth Company Fund	1,912,739,824	10,670,067	389,591,432	-	65,471,983	577,691,518	2,176,981,960	75,932,402
Fidelity Series High Income Fund	163,859,857	6,432,899	5,822,428	5,517,589	(13,710)	7,440,412	171,897,030	19,227,856
Fidelity Series International Credit Fund	16,054,713	364,785	177,328	364,785	1,078	290,318	16,533,566	1,936,015
Fidelity Series International Developed Markets Bond Index Fund	1,462,342,065	129,763,334	50,922,327	14,118,049	(834,249)	19,479,849	1,559,828,672	178,879,435
Fidelity Series International Growth Fund	1,442,358,909	78,347,424	112,906,865	-	18,046,005	214,546,888	1,640,392,361	79,437,887
Fidelity Series International Small Cap Fund	395,405,854	7,916,866	67,754,334	-	15,536,549	65,314,330	416,419,265	20,503,164
Fidelity Series International Value Fund	1,617,246,737	8,640,317	272,676,264	-	100,759,212	203,055,089	1,657,025,091	101,099,762
Fidelity Series Intrinsic Opportunities Fund	277,976,998	25,313,229	27,087,147	22,312,926	112,116	13,425,847	289,741,043	26,753,559
Fidelity Series Investment Grade Bond Fund	6,609,080,467	688,758,243	297,414,093	147,133,392	(16,420,462)	107,388,174	7,091,392,329	695,234,542
Fidelity Series Large Cap Stock Fund	1,884,680,762	137,803,573	214,196,586	111,074,686	65,697,942	266,919,065	2,140,904,756	80,788,859
Fidelity Series Large Cap Value Index Fund	574,757,153	34,677,845	20,313,616	-	2,574,812	51,395,334	643,091,528	35,393,040
Fidelity Series Long-Term Treasury Bond Index Fund	1,440,421,650	124,180,642	101,201,801	27,795,494	(35,517,358)	21,744,678	1,449,627,811	265,499,599
Fidelity Series Opportunistic Insights Fund	1,131,651,908	22,032,234	132,848,892	-	37,875,408	236,353,933	1,295,064,591	44,967,521
Fidelity Series Overseas Fund	1,480,402,899	35,227,361	83,717,735	-	23,237,866	170,192,785	1,625,343,176	100,144,373
Fidelity Series Real Estate Income Fund	29,938,453	1,033,241	1,069,308	863,611	8,867	649,155	30,560,408	2,996,118
Fidelity Series Select International Small Cap Fund	5,511,736	17,216,835	686,562	-	53,086	4,198,499	26,293,594	1,890,266
Fidelity Series Small Cap Core Fund	59,060,156	199,982	6,407,951	-	(296,348)	12,374,524	64,930,363	4,937,670
Fidelity Series Small Cap Discovery Fund	176,000,595	3,668,384	16,753,477	3,089,344	(723,820)	24,376,376	186,568,058	15,986,980
Fidelity Series Small Cap Opportunities Fund	386,248,118	8,348,219	42,926,249	7,076,008	6,425,165	60,585,555	418,680,808	26,549,195
Fidelity Series Stock Selector Large Cap Value Fund	1,272,704,807	79,618,426	43,222,872	-	3,980,652	118,665,039	1,431,746,052	96,090,339
Fidelity Series Value Discovery Fund	1,189,568,783	64,650,829	42,910,066	-	4,615,456	86,267,076	1,302,192,078	77,098,406
	30,141,837,935	2,028,725,803	2,542,516,110	399,972,643	374,285,339	3,343,321,207	33,345,654,174

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	12,588,127,711	12,588,127,711	-	-

Domestic Equity Funds	11,665,503,495	11,665,503,495	-	-

International Equity Funds	9,092,022,968	9,092,022,968	-	-

U.S. Treasury Obligations	84,499,939	-	84,499,939	-

Money Market Funds	50,271,231	50,271,231	-	-
Total Investments in Securities:	33,480,425,344	33,395,925,405	84,499,939	-
Derivative Instruments:

Assets
Futures Contracts	11,166,535	11,166,535	-	-
Total Assets	11,166,535	11,166,535	-	-

Liabilities
Futures Contracts	(9,595,259)	(9,595,259)	-	-
Total Liabilities	(9,595,259)	(9,595,259)	-	-
Total Derivative Instruments:	1,571,276	1,571,276	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,748	(9,595,259)
Total Equity Risk	1,748	(9,595,259)
Interest Rate Risk
Futures Contracts (a)	11,164,787	-
Total Interest Rate Risk	11,164,787	-
Total Value of Derivatives	11,166,535	(9,595,259)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2030 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $84,489,221)	$84,499,939
Fidelity Central Funds (cost $50,271,231)	50,271,231
Other affiliated issuers (cost $25,820,675,685)	33,345,654,174

Total Investment in Securities (cost $25,955,436,137)		$33,480,425,344
Receivable for investments sold		237,123,716
Receivable for fund shares sold		90,197,825
Distributions receivable from Fidelity Central Funds		210,819
Other receivables		521,981
Total assets		33,808,479,685
Liabilities
Payable for investments purchased	$231,103,527
Payable for fund shares redeemed	96,261,697
Accrued management fee	13,910,160
Payable for daily variation margin on futures contracts	2,370,067
Other payables and accrued expenses	507,350
Total liabilities		344,152,801
Net Assets		$33,464,326,884
Net Assets consist of:
Paid in capital		$25,400,991,650
Total accumulated earnings (loss)		8,063,335,234
Net Assets		$33,464,326,884

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2030 Fund :
Net Asset Value, offering price and redemption price per share ($10,618,169,840 ÷ 538,215,708 shares)		$19.73
Class K :
Net Asset Value, offering price and redemption price per share ($11,051,732,640 ÷ 561,150,550 shares)		$19.69
Class K6 :
Net Asset Value, offering price and redemption price per share ($11,794,424,404 ÷ 601,356,498 shares)		$19.61
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$247,653,294
Interest		1,937,615
Income from Fidelity Central Funds		1,274,168
Total income		250,865,077
Expenses
Management fee	$80,399,227
Independent trustees' fees and expenses	35,913
Miscellaneous	94
Total expenses before reductions	80,435,234
Expense reductions	(5)
Total expenses after reductions		80,435,229
Net Investment income (loss)		170,429,848
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	229
Redemptions in-kind	91,981,422
Fidelity Central Funds	(1,628)
Other affiliated issuers	282,303,917
Futures contracts	(38,158,155)
Capital gain distributions from underlying funds:
Affiliated issuers	152,319,349
Total net realized gain (loss)		488,445,134
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	12,508
Affiliated issuers	3,343,321,207
Futures contracts	(5,692,966)
Total change in net unrealized appreciation (depreciation)		3,337,640,749
Net gain (loss)		3,826,085,883
Net increase (decrease) in net assets resulting from operations		$3,996,515,731
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$170,429,848	$695,296,113
Net realized gain (loss)	488,445,134	1,440,414,673
Change in net unrealized appreciation (depreciation)	3,337,640,749	(402,813,684)
Net increase (decrease) in net assets resulting from operations	3,996,515,731	1,732,897,102
Distributions to shareholders	(672,613,836)	(969,526,541)

Share transactions - net increase (decrease)	(161,312,179)	(3,963,093,202)
Total increase (decrease) in net assets	3,162,589,716	(3,199,722,641)

Net Assets
Beginning of period	30,301,737,168	33,501,459,809
End of period	$33,464,326,884	$30,301,737,168

Financial Highlights
Fidelity Freedom® 2030 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.79	$17.42	$15.49	$18.18	$19.92	$14.98
Income from Investment Operations
Net investment income (loss) A,B	.09	.36	.33	.39	.45	.19
Net realized and unrealized gain (loss)	2.24	.53	1.91	(1.61)	(.08)	5.95
Total from investment operations	2.33	.89	2.24	(1.22)	.37	6.14
Distributions from net investment income	(.03)	(.37)	(.30)	(.38)	(.46)	(.21)
Distributions from net realized gain	(.36)	(.15)	(.01)	(1.09)	(1.65)	(1.00)
Total distributions	(.39)	(.52)	(.31)	(1.47)	(2.11)	(1.20) C
Net asset value, end of period	$19.73	$17.79	$17.42	$15.49	$18.18	$19.92
Total Return D,E	13.36%	5.14%	14.56%	(6.46)%	1.41%	42.14%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.62% H	.64%	.65%	.66%	.67%	.68%
Expenses net of fee waivers, if any	.62 % H	.64%	.65%	.66%	.67%	.68%
Expenses net of all reductions, if any	.62% H	.64%	.65%	.66%	.67%	.68%
Net investment income (loss)	.97% H	2.03%	2.08%	2.52%	2.26%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$10,618,170	$9,610,503	$13,670,701	$14,893,431	$16,667,165	$16,799,087
Portfolio turnover rate I	13 % H,J	16% J	16% J	25% J	33%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2030 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.75	$17.40	$15.49	$18.17	$19.90	$14.97
Income from Investment Operations
Net investment income (loss) A,B	.10	.38	.35	.40	.47	.21
Net realized and unrealized gain (loss)	2.23	.52	1.89	(1.60)	(.08)	5.94
Total from investment operations	2.33	.90	2.24	(1.20)	.39	6.15
Distributions from net investment income	(.03)	(.40)	(.33)	(.39)	(.47)	(.22)
Distributions from net realized gain	(.36)	(.15)	(.01)	(1.10)	(1.65)	(1.00)
Total distributions	(.39)	(.55)	(.33) C	(1.48) C	(2.12)	(1.22)
Net asset value, end of period	$19.69	$17.75	$17.40	$15.49	$18.17	$19.90
Total Return D,E	13.41%	5.21%	14.58%	(6.33)%	1.52%	42.20%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.55% H	.56%	.57%	.57%	.58%	.59%
Expenses net of fee waivers, if any	.55 % H	.56%	.57%	.57%	.58%	.59%
Expenses net of all reductions, if any	.55% H	.56%	.57%	.57%	.58%	.59%
Net investment income (loss)	1.03% H	2.11%	2.17%	2.61%	2.35%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$11,051,733	$10,890,466	$12,619,958	$11,055,552	$14,350,456	$17,173,513
Portfolio turnover rate I	13 % H,J	16% J	16% J	25% J	33%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2030 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.68	$17.34	$15.43	$18.12	$19.86	$14.94
Income from Investment Operations
Net investment income (loss) A,B	.11	.41	.38	.42	.49	.23
Net realized and unrealized gain (loss)	2.23	.53	1.89	(1.60)	(.07)	5.94
Total from investment operations	2.34	.94	2.27	(1.18)	.42	6.17
Distributions from net investment income	(.04)	(.44)	(.35)	(.42)	(.50)	(.25)
Distributions from net realized gain	(.36)	(.15)	(.01)	(1.10)	(1.66)	(1.00)
Total distributions	(.41) C	(.60) C	(.36)	(1.51) C	(2.16)	(1.25)
Net asset value, end of period	$19.61	$17.68	$17.34	$15.43	$18.12	$19.86
Total Return D,E	13.48%	5.46%	14.82%	(6.25)%	1.64%	42.45%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.36% H	.36%	.37%	.45%	.46%	.46%
Expenses net of fee waivers, if any	.36 % H	.36%	.37%	.45%	.46%	.46%
Expenses net of all reductions, if any	.36% H	.36%	.37%	.45%	.46%	.46%
Net investment income (loss)	1.23% H	2.31%	2.36%	2.73%	2.47%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$11,794,424	$9,800,768	$7,210,801	$5,833,874	$5,441,425	$4,997,702
Portfolio turnover rate I	13 % H,J	16% J	16% J	25% J	33%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2035 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 29.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,341,479	13,535,524
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	75,357,124	590,799,852
Fidelity Series Emerging Markets Debt Fund (b)	18,282,874	153,210,481
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	4,616,611	45,565,954
Fidelity Series Floating Rate High Income Fund (b)	2,690,567	23,784,613
Fidelity Series High Income Fund (b)	17,594,468	157,294,545
Fidelity Series International Credit Fund (b)	1,269,248	10,839,379
Fidelity Series International Developed Markets Bond Index Fund (b)	154,415,604	1,346,504,067
Fidelity Series Investment Grade Bond Fund (b)	513,432,169	5,237,008,124
Fidelity Series Long-Term Treasury Bond Index Fund (b)	269,249,510	1,470,102,326
Fidelity Series Real Estate Income Fund (b)	2,706,849	27,609,856
TOTAL BOND FUNDS (Cost $9,867,748,947)		9,076,254,721

Domestic Equity Funds - 39.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	32,509,730	468,140,114
Fidelity Series Blue Chip Growth Fund (b)	57,407,818	1,289,379,591
Fidelity Series Commodity Strategy Fund (b)	586,665	54,542,239
Fidelity Series Growth Company Fund (b)	80,583,528	2,310,329,749
Fidelity Series Intrinsic Opportunities Fund (b)	28,392,443	307,490,155
Fidelity Series Large Cap Stock Fund (b)	85,737,628	2,272,047,153
Fidelity Series Large Cap Value Index Fund (b)	37,561,096	682,485,115
Fidelity Series Opportunistic Insights Fund (b)	47,722,054	1,374,395,166
Fidelity Series Small Cap Core Fund (b)	5,240,129	68,907,698
Fidelity Series Small Cap Discovery Fund (b)	16,966,324	197,997,003
Fidelity Series Small Cap Opportunities Fund (b)	28,175,482	444,327,349
Fidelity Series Stock Selector Large Cap Value Fund (b)	101,976,530	1,519,450,304
Fidelity Series Value Discovery Fund (b)	81,821,206	1,381,960,164
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,129,035,196)		12,371,451,800

International Equity Funds - 30.5%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	42,616,465	816,957,638
Fidelity Series Emerging Markets Fund (b)	52,322,128	603,797,355
Fidelity Series Emerging Markets Opportunities Fund (b)	101,989,019	2,435,497,770
Fidelity Series International Growth Fund (b)	83,885,443	1,732,234,398
Fidelity Series International Small Cap Fund (b)	18,997,952	385,848,400
Fidelity Series International Value Fund (b)	106,613,555	1,747,396,166
Fidelity Series Overseas Fund (b)	105,899,982	1,718,756,700
Fidelity Series Select International Small Cap Fund (b)	1,751,418	24,362,227
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,916,754,050)		9,464,850,654

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	12,880,000	12,858,243
US Treasury Bills 0% 10/23/2025 (d)	4.29	33,990,000	33,906,342
US Treasury Bills 0% 10/30/2025 (d)	4.28	26,950,000	26,861,985
US Treasury Bills 0% 10/9/2025	4.30	4,440,000	4,435,993
TOTAL U.S. TREASURY OBLIGATIONS (Cost $78,052,869)			78,062,563

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $41,282,662)	4.21	41,274,408	41,282,662

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,032,873,724)	31,031,902,400
NET OTHER ASSETS (LIABILITIES) - 0.0%	(15,481,804)
NET ASSETS - 100.0%	31,016,420,596

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,444	12/19/2025	201,098,660	(466,172)	(466,172)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	6,431	12/19/2025	723,387,016	3,867,900	3,867,900
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	2,149	12/19/2025	247,336,469	234,225	234,225
CBOT US Treasury Long Bond Contracts (United States)	1,986	12/19/2025	231,555,188	6,220,147	6,220,147

TOTAL INTEREST RATE CONTRACTS					10,322,272

TOTAL PURCHASED					9,856,100

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	1,827	12/19/2025	615,584,813	(8,387,879)	(8,387,879)
ICE MSCI Emerging Markets Index Contracts (United States)	110	12/19/2025	7,478,350	1,602	1,602

TOTAL SOLD					(8,386,277)

TOTAL FUTURES CONTRACTS					1,469,823
The notional amount of futures purchased as a percentage of Net Assets is 4.4%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $68,385,438.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	117,567,050	294,597,689	370,880,588	1,088,983	(1,489)	-	41,282,662	41,274,408	0.1%
Total	117,567,050	294,597,689	370,880,588	1,088,983	(1,489)	-	41,282,662

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13,584,866	370,777	606,604	158,411	13,462	173,023	13,535,524	1,341,479
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	371,133,986	220,985,381	9,529,586	5,431,074	157,710	8,052,361	590,799,852	75,357,124
Fidelity Series All-Sector Equity Fund	372,977,167	27,584,033	26,070,801	-	1,710,887	91,938,828	468,140,114	32,509,730
Fidelity Series Blue Chip Growth Fund	1,091,646,026	53,867,737	171,697,645	33,812,599	19,693,913	295,869,560	1,289,379,591	57,407,818
Fidelity Series Canada Fund	582,569,766	132,349,178	13,978,045	-	3,805,825	112,210,914	816,957,638	42,616,465
Fidelity Series Commodity Strategy Fund	54,687,795	1,618,518	1,256,476	768,962	(14,237)	(493,361)	54,542,239	586,665
Fidelity Series Emerging Markets Debt Fund	139,600,356	9,717,680	3,407,959	4,283,228	70,121	7,230,283	153,210,481	18,282,874
Fidelity Series Emerging Markets Debt Local Currency Fund	41,583,071	594,603	954,870	-	28,966	4,314,184	45,565,954	4,616,611
Fidelity Series Emerging Markets Fund	525,195,141	9,373,258	63,982,989	-	9,629,417	123,582,528	603,797,355	52,322,128
Fidelity Series Emerging Markets Opportunities Fund	2,102,045,888	32,364,088	205,741,878	-	27,249,592	479,580,080	2,435,497,770	101,989,019
Fidelity Series Floating Rate High Income Fund	23,007,756	1,368,626	590,242	943,910	(1,462)	(65)	23,784,613	2,690,567
Fidelity Series Growth Company Fund	1,994,488,031	31,025,332	392,001,353	-	56,505,275	620,312,464	2,310,329,749	80,583,528
Fidelity Series High Income Fund	146,758,671	7,282,312	3,468,882	4,988,841	71,423	6,651,021	157,294,545	17,594,468
Fidelity Series International Credit Fund	10,531,588	239,190	122,331	239,191	212	190,720	10,839,379	1,269,248
Fidelity Series International Developed Markets Bond Index Fund	1,174,281,459	184,080,457	27,221,211	11,600,194	156,169	15,207,193	1,346,504,067	154,415,604
Fidelity Series International Growth Fund	1,511,697,622	74,904,691	95,984,237	-	13,364,003	228,252,319	1,732,234,398	83,885,443
Fidelity Series International Small Cap Fund	372,528,753	512,482	61,012,759	-	10,346,343	63,473,581	385,848,400	18,997,952
Fidelity Series International Value Fund	1,661,286,377	24,586,318	255,833,325	-	79,457,697	237,899,099	1,747,396,166	106,613,555
Fidelity Series Intrinsic Opportunities Fund	288,833,264	27,429,102	22,953,976	23,540,504	191,469	13,990,296	307,490,155	28,392,443
Fidelity Series Investment Grade Bond Fund	4,554,641,616	758,400,956	143,449,986	104,596,683	1,928,534	65,487,004	5,237,008,124	513,432,169
Fidelity Series Large Cap Stock Fund	1,965,416,712	163,691,240	206,968,959	117,079,855	40,578,995	309,329,165	2,272,047,153	85,737,628
Fidelity Series Large Cap Value Index Fund	601,529,797	37,885,729	13,945,543	-	2,751,357	54,263,775	682,485,115	37,561,096
Fidelity Series Long-Term Treasury Bond Index Fund	1,402,705,859	150,875,255	71,620,844	27,592,978	(10,157,522)	(1,700,422)	1,470,102,326	269,249,510
Fidelity Series Opportunistic Insights Fund	1,182,960,658	30,086,145	127,227,398	-	30,382,312	258,193,449	1,374,395,166	47,722,054
Fidelity Series Overseas Fund	1,533,714,611	47,706,355	63,790,103	-	18,599,385	182,526,452	1,718,756,700	105,899,982
Fidelity Series Real Estate Income Fund	26,453,908	1,197,181	630,092	772,425	664	588,195	27,609,856	2,706,849
Fidelity Series Select International Small Cap Fund	4,934,823	16,047,782	476,188	-	27,463	3,828,347	24,362,227	1,751,418
Fidelity Series Small Cap Core Fund	61,287,780	637,215	5,763,979	-	(229,859)	12,976,541	68,907,698	5,240,129
Fidelity Series Small Cap Discovery Fund	183,545,472	5,002,087	15,453,039	3,247,934	(443,700)	25,346,183	197,997,003	16,966,324
Fidelity Series Small Cap Opportunities Fund	404,442,650	11,311,698	41,882,582	7,467,952	4,011,820	66,443,763	444,327,349	28,175,482
Fidelity Series Stock Selector Large Cap Value Fund	1,334,481,499	85,673,437	29,859,792	-	4,061,050	125,094,110	1,519,450,304	101,976,530
Fidelity Series Value Discovery Fund	1,236,069,080	82,551,374	32,481,346	-	5,256,022	90,565,034	1,381,960,164	81,821,206
	26,970,622,048	2,231,320,217	2,109,965,020	346,524,741	319,203,306	3,501,376,624	30,912,557,175

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	9,076,254,721	9,076,254,721	-	-

Domestic Equity Funds	12,371,451,800	12,371,451,800	-	-

International Equity Funds	9,464,850,654	9,464,850,654	-	-

U.S. Treasury Obligations	78,062,563	-	78,062,563	-

Money Market Funds	41,282,662	41,282,662	-	-
Total Investments in Securities:	31,031,902,400	30,953,839,837	78,062,563	-
Derivative Instruments:

Assets
Futures Contracts	10,323,874	10,323,874	-	-
Total Assets	10,323,874	10,323,874	-	-

Liabilities
Futures Contracts	(8,854,051)	(8,854,051)	-	-
Total Liabilities	(8,854,051)	(8,854,051)	-	-
Total Derivative Instruments:	1,469,823	1,469,823	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,602	(8,854,051)
Total Equity Risk	1,602	(8,854,051)
Interest Rate Risk
Futures Contracts (a)	10,322,272	-
Total Interest Rate Risk	10,322,272	-
Total Value of Derivatives	10,323,874	(8,854,051)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2035 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $78,052,869)	$78,062,563
Fidelity Central Funds (cost $41,282,662)	41,282,662
Other affiliated issuers (cost $22,913,538,193)	30,912,557,175

Total Investment in Securities (cost $23,032,873,724)		$31,031,902,400
Receivable for investments sold		235,548,066
Receivable for fund shares sold		70,132,819
Distributions receivable from Fidelity Central Funds		176,497
Other receivables		311,888
Total assets		31,338,071,670
Liabilities
Payable for investments purchased	$230,704,804
Payable for fund shares redeemed	74,975,677
Accrued management fee	13,445,834
Payable for daily variation margin on futures contracts	2,227,494
Other payables and accrued expenses	297,265
Total liabilities		321,651,074
Net Assets		$31,016,420,596
Net Assets consist of:
Paid in capital		$22,580,317,067
Total accumulated earnings (loss)		8,436,103,529
Net Assets		$31,016,420,596

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2035 Fund :
Net Asset Value, offering price and redemption price per share ($8,297,776,861 ÷ 466,501,725 shares)		$17.79
Class K :
Net Asset Value, offering price and redemption price per share ($10,884,628,959 ÷ 613,549,042 shares)		$17.74
Class K6 :
Net Asset Value, offering price and redemption price per share ($11,834,014,776 ÷ 669,178,129 shares)		$17.68
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$185,838,633
Interest		1,772,937
Income from Fidelity Central Funds		1,088,983
Total income		188,700,553
Expenses
Management fee	$76,739,428
Independent trustees' fees and expenses	32,492
Miscellaneous	86
Total expenses		76,772,006
Net Investment income (loss)		111,928,547
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,349)
Redemptions in-kind	98,960,979
Fidelity Central Funds	(1,489)
Other affiliated issuers	220,242,327
Futures contracts	(35,088,808)
Capital gain distributions from underlying funds:
Affiliated issuers	160,686,108
Total net realized gain (loss)		444,797,768
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	11,298
Affiliated issuers	3,501,376,624
Futures contracts	(6,547,932)
Total change in net unrealized appreciation (depreciation)		3,494,839,990
Net gain (loss)		3,939,637,758
Net increase (decrease) in net assets resulting from operations		$4,051,566,305
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$111,928,547	$537,746,394
Net realized gain (loss)	444,797,768	1,415,385,241
Change in net unrealized appreciation (depreciation)	3,494,839,990	(441,238,806)
Net increase (decrease) in net assets resulting from operations	4,051,566,305	1,511,892,829
Distributions to shareholders	(620,502,683)	(814,910,078)

Share transactions - net increase (decrease)	472,795,159	(1,784,482,654)
Total increase (decrease) in net assets	3,903,858,781	(1,087,499,903)

Net Assets
Beginning of period	27,112,561,815	28,200,061,718
End of period	$31,016,420,596	$27,112,561,815

Financial Highlights
Fidelity Freedom® 2035 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.82	$15.44	$13.39	$15.89	$17.36	$12.21
Income from Investment Operations
Net investment income (loss) A,B	.05	.28	.25	.29	.37	.16
Net realized and unrealized gain (loss)	2.26	.53	2.07	(1.38)	.13	5.97
Total from investment operations	2.31	.81	2.32	(1.09)	.50	6.13
Distributions from net investment income	- C	(.27)	(.23)	(.29)	(.39)	(.18)
Distributions from net realized gain	(.34)	(.16)	(.04)	(1.12)	(1.58)	(.81)
Total distributions	(.34)	(.43)	(.27)	(1.41)	(1.97)	(.98) D
Net asset value, end of period	$17.79	$15.82	$15.44	$13.39	$15.89	$17.36
Total Return E,F	14.99%	5.30%	17.48%	(6.56)%	2.38%	51.68%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.65% I	.68% J	.70%	.70%	.71% J	.72%
Expenses net of fee waivers, if any	.65 % I	.68% J	.70%	.70%	.71% J	.72%
Expenses net of all reductions, if any	.65% I	.68% J	.70%	.70%	.71% J	.72%
Net investment income (loss)	.66% I	1.78%	1.79%	2.17%	2.14%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$8,297,777	$7,296,908	$10,379,604	$10,760,152	$11,630,509	$11,467,913
Portfolio turnover rate K	12 % I,L	19% L	17% L	23% L	30%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2035 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.77	$15.42	$13.38	$15.87	$17.33	$12.19
Income from Investment Operations
Net investment income (loss) A,B	.06	.30	.26	.30	.39	.17
Net realized and unrealized gain (loss)	2.27	.52	2.07	(1.37)	.13	5.96
Total from investment operations	2.33	.82	2.33	(1.07)	.52	6.13
Distributions from net investment income	(.02)	(.31)	(.26)	(.29)	(.40)	(.19)
Distributions from net realized gain	(.34)	(.16)	(.04)	(1.13)	(1.58)	(.81)
Total distributions	(.36)	(.47)	(.29) C	(1.42)	(1.98)	(.99) C
Net asset value, end of period	$17.74	$15.77	$15.42	$13.38	$15.87	$17.33
Total Return D,E	15.07%	5.33%	17.61%	(6.44)%	2.49%	51.80%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.59% H	.59%	.60%	.61%	.61% I	.62%
Expenses net of fee waivers, if any	.59 % H	.59%	.60%	.61%	.61% I	.62%
Expenses net of all reductions, if any	.59% H	.59%	.60%	.61%	.61% I	.62%
Net investment income (loss)	.72% H	1.87%	1.88%	2.27%	2.23%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$10,884,629	$10,278,350	$10,860,422	$9,010,345	$11,216,392	$13,070,819
Portfolio turnover rate J	12 % H,K	19% K	17% K	23% K	30%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2035 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.72	$15.38	$13.34	$15.84	$17.31	$12.17
Income from Investment Operations
Net investment income (loss) A,B	.08	.33	.29	.32	.41	.19
Net realized and unrealized gain (loss)	2.25	.52	2.07	(1.37)	.12	5.97
Total from investment operations	2.33	.85	2.36	(1.05)	.53	6.16
Distributions from net investment income	(.03)	(.35)	(.28)	(.31)	(.43)	(.21)
Distributions from net realized gain	(.34)	(.16)	(.04)	(1.13)	(1.58)	(.82)
Total distributions	(.37)	(.51)	(.32)	(1.45) C	(2.00) C	(1.02) C
Net asset value, end of period	$17.68	$15.72	$15.38	$13.34	$15.84	$17.31
Total Return D,E	15.12%	5.54%	17.86%	(6.33)%	2.60%	52.14%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.39% H	.40%	.41%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.39 % H	.40%	.41%	.47%	.48%	.48%
Expenses net of all reductions, if any	.39% H	.40%	.41%	.47%	.48%	.48%
Net investment income (loss)	.92% H	2.06%	2.07%	2.40%	2.37%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$11,834,015	$9,537,303	$6,960,036	$5,173,880	$4,693,321	$4,352,870
Portfolio turnover rate I	12 % H,J	19% J	17% J	23% J	30%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2040 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 14.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,322,485	13,343,872
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,921,475	15,064,367
Fidelity Series Emerging Markets Debt Fund (b)	18,735,979	157,007,503
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	4,764,143	47,022,089
Fidelity Series Floating Rate High Income Fund (b)	3,104,669	27,445,278
Fidelity Series High Income Fund (b)	17,910,252	160,117,653
Fidelity Series International Credit Fund (b)	1,223,257	10,446,611
Fidelity Series International Developed Markets Bond Index Fund (b)	86,902,245	757,787,573
Fidelity Series Investment Grade Bond Fund (b)	174,742,169	1,782,370,129
Fidelity Series Long-Term Treasury Bond Index Fund (b)	294,273,477	1,606,733,186
Fidelity Series Real Estate Income Fund (b)	2,791,170	28,469,930
TOTAL BOND FUNDS (Cost $5,062,321,593)		4,605,808,191

Domestic Equity Funds - 48.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	41,512,565	597,780,936
Fidelity Series Blue Chip Growth Fund (b)	73,305,199	1,646,434,781
Fidelity Series Commodity Strategy Fund (b)	597,259	55,527,216
Fidelity Series Growth Company Fund (b)	102,898,102	2,950,088,596
Fidelity Series Intrinsic Opportunities Fund (b)	36,255,075	392,642,466
Fidelity Series Large Cap Stock Fund (b)	109,479,751	2,901,213,410
Fidelity Series Large Cap Value Index Fund (b)	47,962,712	871,482,485
Fidelity Series Opportunistic Insights Fund (b)	60,937,218	1,754,991,877
Fidelity Series Small Cap Core Fund (b)	6,691,334	87,991,044
Fidelity Series Small Cap Discovery Fund (b)	21,664,801	252,828,225
Fidelity Series Small Cap Opportunities Fund (b)	35,978,041	567,373,702
Fidelity Series Stock Selector Large Cap Value Fund (b)	130,216,484	1,940,225,617
Fidelity Series Value Discovery Fund (b)	104,479,924	1,764,665,921
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,402,134,588)		15,783,246,276

International Equity Funds - 36.5%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	52,714,125	1,010,529,776
Fidelity Series Emerging Markets Fund (b)	64,652,769	746,092,953
Fidelity Series Emerging Markets Opportunities Fund (b)	125,832,085	3,004,870,182
Fidelity Series International Growth Fund (b)	106,557,106	2,200,404,246
Fidelity Series International Small Cap Fund (b)	19,527,498	396,603,475
Fidelity Series International Value Fund (b)	135,196,768	2,215,875,023
Fidelity Series Overseas Fund (b)	134,770,322	2,187,322,326
Fidelity Series Select International Small Cap Fund (b)	1,822,264	25,347,685
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,570,729,204)		11,787,045,666

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	13,240,000	13,217,635
US Treasury Bills 0% 10/23/2025 (d)	4.29	33,260,000	33,178,140
US Treasury Bills 0% 10/30/2025 (d)	4.28	26,470,000	26,383,552
US Treasury Bills 0% 10/9/2025	4.30	8,600,000	8,592,238
US Treasury Bills 0% 12/11/2025 (d)	3.98	40,000	39,696
TOTAL U.S. TREASURY OBLIGATIONS (Cost $81,401,524)			81,411,261

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $42,012,994)	4.21	42,004,593	42,012,994

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $22,158,599,903)	32,299,524,388
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(17,093,218)
NET ASSETS - 100.0%	32,282,431,170

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,528	12/19/2025	212,796,920	(485,821)	(485,821)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	6,689	12/19/2025	752,407,984	4,025,174	4,025,174
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	2,235	12/19/2025	257,234,531	243,527	243,527
CBOT US Treasury Long Bond Contracts (United States)	2,065	12/19/2025	240,766,094	6,463,496	6,463,496

TOTAL INTEREST RATE CONTRACTS					10,732,197

TOTAL PURCHASED					10,246,376

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	1,911	12/19/2025	643,887,563	(8,890,831)	(8,890,831)
ICE MSCI Emerging Markets Index Contracts (United States)	142	12/19/2025	9,653,870	2,068	2,068

TOTAL SOLD					(8,888,763)

TOTAL FUTURES CONTRACTS					1,357,613
The notional amount of futures purchased as a percentage of Net Assets is 4.5%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $72,379,766.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	123,416,986	305,536,284	386,938,722	1,108,080	(1,554)	-	42,012,994	42,004,593	0.1%
Total	123,416,986	305,536,284	386,938,722	1,108,080	(1,554)	-	42,012,994

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13,807,022	383,195	1,027,622	157,683	21,762	159,515	13,343,872	1,322,485
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	13,229,265	2,009,340	346,069	177,381	(1,916)	173,747	15,064,367	1,921,475
Fidelity Series All-Sector Equity Fund	468,920,856	35,358,492	24,967,561	-	1,913,962	116,555,187	597,780,936	41,512,565
Fidelity Series Blue Chip Growth Fund	1,362,877,566	69,077,688	183,153,821	43,111,093	18,255,463	379,377,885	1,646,434,781	73,305,199
Fidelity Series Canada Fund	721,456,322	167,118,531	21,101,471	-	5,020,899	138,035,495	1,010,529,776	52,714,125
Fidelity Series Commodity Strategy Fund	55,583,358	1,694,186	1,237,727	783,610	(9,860)	(502,741)	55,527,216	597,259
Fidelity Series Emerging Markets Debt Fund	141,074,995	11,872,220	3,342,571	4,337,386	64,649	7,338,210	157,007,503	18,735,979
Fidelity Series Emerging Markets Debt Local Currency Fund	42,853,585	637,403	949,441	-	6,511	4,474,031	47,022,089	4,764,143
Fidelity Series Emerging Markets Fund	628,036,770	15,186,852	59,266,241	-	6,578,983	155,556,589	746,092,953	64,652,769
Fidelity Series Emerging Markets Opportunities Fund	2,513,662,805	52,843,947	178,104,228	-	19,750,761	596,716,897	3,004,870,182	125,832,085
Fidelity Series Floating Rate High Income Fund	26,518,404	1,544,761	616,519	1,089,474	(1,219)	(149)	27,445,278	3,104,669
Fidelity Series Growth Company Fund	2,482,060,509	39,578,917	424,976,239	-	52,445,548	800,979,861	2,950,088,596	102,898,102
Fidelity Series High Income Fund	149,158,394	7,535,236	3,418,423	5,076,687	63,308	6,779,138	160,117,653	17,910,252
Fidelity Series International Credit Fund	10,149,142	230,534	117,037	230,535	157	183,815	10,446,611	1,223,257
Fidelity Series International Developed Markets Bond Index Fund	612,090,052	151,663,388	14,069,555	6,218,725	159,904	7,943,784	757,787,573	86,902,245
Fidelity Series International Growth Fund	1,883,784,994	76,478,371	61,192,951	-	11,286,126	290,047,706	2,200,404,246	106,557,106
Fidelity Series International Small Cap Fund	380,313,432	608,132	58,716,623	-	9,319,730	65,078,804	396,603,475	19,527,498
Fidelity Series International Value Fund	2,027,004,933	31,501,816	236,347,992	-	63,859,833	329,856,433	2,215,875,023	135,196,768
Fidelity Series Intrinsic Opportunities Fund	358,059,450	36,513,728	19,548,556	30,072,734	568,041	17,049,803	392,642,466	36,255,075
Fidelity Series Investment Grade Bond Fund	1,422,583,509	425,297,707	89,263,132	35,037,333	1,475,515	22,276,530	1,782,370,129	174,742,169
Fidelity Series Large Cap Stock Fund	2,446,123,407	228,420,078	213,073,494	148,837,228	43,723,556	396,019,863	2,901,213,410	109,479,751
Fidelity Series Large Cap Value Index Fund	747,627,595	67,439,929	16,024,436	-	3,467,201	68,972,196	871,482,485	47,962,712
Fidelity Series Long-Term Treasury Bond Index Fund	1,467,510,504	211,187,668	60,815,258	29,097,377	(12,294,425)	1,144,697	1,606,733,186	294,273,477
Fidelity Series Opportunistic Insights Fund	1,476,109,039	44,728,531	128,841,202	-	20,771,127	342,224,382	1,754,991,877	60,937,218
Fidelity Series Overseas Fund	1,895,980,826	97,476,799	56,300,054	-	12,552,810	237,611,945	2,187,322,326	134,770,322
Fidelity Series Real Estate Income Fund	27,235,553	1,251,881	624,508	796,594	4,394	602,610	28,469,930	2,791,170
Fidelity Series Select International Small Cap Fund	5,015,376	16,665,881	268,294	-	23,430	3,911,292	25,347,685	1,822,264
Fidelity Series Small Cap Core Fund	76,591,333	846,403	5,611,700	-	(138,692)	16,303,700	87,991,044	6,691,334
Fidelity Series Small Cap Discovery Fund	227,532,561	7,069,521	13,354,921	4,096,525	92,560	31,488,504	252,828,225	21,664,801
Fidelity Series Small Cap Opportunities Fund	501,365,252	18,665,906	41,756,391	9,533,300	3,025,680	86,073,255	567,373,702	35,978,041
Fidelity Series Stock Selector Large Cap Value Fund	1,661,292,177	151,147,711	35,812,232	-	5,102,486	158,495,475	1,940,225,617	130,216,484
Fidelity Series Value Discovery Fund	1,532,352,636	144,089,574	33,103,582	-	6,356,008	114,971,285	1,764,665,921	104,479,924
	27,377,961,622	2,116,124,326	1,987,349,851	318,653,665	273,464,292	4,395,899,744	32,176,100,133

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	4,605,808,191	4,605,808,191	-	-

Domestic Equity Funds	15,783,246,276	15,783,246,276	-	-

International Equity Funds	11,787,045,666	11,787,045,666	-	-

U.S. Treasury Obligations	81,411,261	-	81,411,261	-

Money Market Funds	42,012,994	42,012,994	-	-
Total Investments in Securities:	32,299,524,388	32,218,113,127	81,411,261	-
Derivative Instruments:

Assets
Futures Contracts	10,734,265	10,734,265	-	-
Total Assets	10,734,265	10,734,265	-	-

Liabilities
Futures Contracts	(9,376,652)	(9,376,652)	-	-
Total Liabilities	(9,376,652)	(9,376,652)	-	-
Total Derivative Instruments:	1,357,613	1,357,613	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,068	(9,376,652)
Total Equity Risk	2,068	(9,376,652)
Interest Rate Risk
Futures Contracts (a)	10,732,197	-
Total Interest Rate Risk	10,732,197	-
Total Value of Derivatives	10,734,265	(9,376,652)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2040 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $81,401,524)	$81,411,261
Fidelity Central Funds (cost $42,012,994)	42,012,994
Other affiliated issuers (cost $22,035,185,385)	32,176,100,133

Total Investment in Securities (cost $22,158,599,903)		$32,299,524,388
Receivable for investments sold		211,759,058
Receivable for fund shares sold		64,517,891
Distributions receivable from Fidelity Central Funds		180,409
Other receivables		282,348
Total assets		32,576,264,094
Liabilities
Payable for investments purchased	$203,003,433
Payable for fund shares redeemed	73,345,126
Accrued management fee	14,917,217
Payable for daily variation margin on futures contracts	2,301,874
Other payables and accrued expenses	265,274
Total liabilities		293,832,924
Net Assets		$32,282,431,170
Net Assets consist of:
Paid in capital		$21,798,417,537
Total accumulated earnings (loss)		10,484,013,633
Net Assets		$32,282,431,170

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2040 Fund :
Net Asset Value, offering price and redemption price per share ($9,525,966,552 ÷ 716,449,013 shares)		$13.30
Class K :
Net Asset Value, offering price and redemption price per share ($10,722,848,163 ÷ 806,515,364 shares)		$13.30
Class K6 :
Net Asset Value, offering price and redemption price per share ($12,033,616,455 ÷ 908,684,245 shares)		$13.24
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$114,143,270
Interest		1,838,961
Income from Fidelity Central Funds		1,108,080
Total income		117,090,311
Expenses
Management fee	$84,562,911
Independent trustees' fees and expenses	33,314
Miscellaneous	100
Total expenses before reductions	84,596,325
Expense reductions	(3)
Total expenses after reductions		84,596,322
Net Investment income (loss)		32,493,989
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	377
Redemptions in-kind	119,886,868
Fidelity Central Funds	(1,554)
Other affiliated issuers	153,577,424
Futures contracts	(33,406,231)
Capital gain distributions from underlying funds:
Affiliated issuers	204,510,395
Total net realized gain (loss)		444,567,279
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	11,352
Affiliated issuers	4,395,899,744
Futures contracts	(8,432,305)
Total change in net unrealized appreciation (depreciation)		4,387,478,791
Net gain (loss)		4,832,046,070
Net increase (decrease) in net assets resulting from operations		$4,864,540,059
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,493,989	$437,903,864
Net realized gain (loss)	444,567,279	1,786,983,328
Change in net unrealized appreciation (depreciation)	4,387,478,791	(626,052,880)
Net increase (decrease) in net assets resulting from operations	4,864,540,059	1,598,834,312
Distributions to shareholders	(736,644,016)	(783,131,073)

Share transactions - net increase (decrease)	633,298,699	(2,151,400,213)
Total increase (decrease) in net assets	4,761,194,742	(1,335,696,974)

Net Assets
Beginning of period	27,521,236,428	28,856,933,402
End of period	$32,282,431,170	$27,521,236,428

Financial Highlights
Fidelity Freedom® 2040 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.60	$11.30	$9.51	$11.41	$12.43	$8.40
Income from Investment Operations
Net investment income (loss) A,B	.01	.16	.14	.19	.26	.10
Net realized and unrealized gain (loss)	2.00	.44	1.83	(.99)	.19	4.60
Total from investment operations	2.01	.60	1.97	(.80)	.45	4.70
Distributions from net investment income	-	(.16)	(.14)	(.19)	(.28)	(.12)
Distributions from net realized gain	(.31)	(.14)	(.04)	(.91)	(1.20)	(.54)
Total distributions	(.31)	(.30)	(.18)	(1.10)	(1.47) C	(.67) C
Net asset value, end of period	$13.30	$11.60	$11.30	$9.51	$11.41	$12.43
Total Return D,E	17.74%	5.37%	20.90%	(6.69)%	3.14%	57.59%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.68% H	.73%	.74%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.68 % H	.73%	.74%	.75%	.75%	.75%
Expenses net of all reductions, if any	.68% H	.73%	.74%	.75%	.75%	.75%
Net investment income (loss)	.11% H	1.39%	1.44%	1.99%	2.09%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$9,525,967	$8,135,787	$11,022,440	$10,829,761	$11,819,799	$11,610,621
Portfolio turnover rate I	11 % H,J	20% J	16% J	24% J	29%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2040 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.59	$11.30	$9.52	$11.42	$12.42	$8.39
Income from Investment Operations
Net investment income (loss) A,B	.01	.17	.15	.20	.27	.11
Net realized and unrealized gain (loss)	2.01	.45	1.82	(1.00)	.21	4.59
Total from investment operations	2.02	.62	1.97	(.80)	.48	4.70
Distributions from net investment income	-	(.18)	(.15)	(.19)	(.28)	(.13)
Distributions from net realized gain	(.31)	(.14)	(.04)	(.91)	(1.20)	(.54)
Total distributions	(.31)	(.33) C	(.19)	(1.10)	(1.48)	(.67)
Net asset value, end of period	$13.30	$11.59	$11.30	$9.52	$11.42	$12.42
Total Return D,E	17.84%	5.47%	20.94%	(6.61)%	3.36%	57.77%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.62% H	.63%	.64%	.64%	.64% I	.64%
Expenses net of fee waivers, if any	.62 % H	.63%	.64%	.64%	.64% I	.64%
Expenses net of all reductions, if any	.62% H	.63%	.64%	.64%	.64% I	.64%
Net investment income (loss)	.17% H	1.49%	1.54%	2.09%	2.20%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$10,722,848	$9,853,216	$10,876,258	$8,990,459	$11,362,816	$13,396,654
Portfolio turnover rate J	11 % H,K	20% K	16% K	24% K	29%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2040 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.54	$11.25	$9.47	$11.37	$12.38	$8.37
Income from Investment Operations
Net investment income (loss) A,B	.02	.20	.17	.21	.29	.13
Net realized and unrealized gain (loss)	1.99	.44	1.82	(.99)	.20	4.57
Total from investment operations	2.01	.64	1.99	(.78)	.49	4.70
Distributions from net investment income	-	(.21)	(.17)	(.21)	(.31)	(.15)
Distributions from net realized gain	(.31)	(.14)	(.04)	(.92)	(1.20)	(.55)
Total distributions	(.31)	(.35)	(.21)	(1.12) C	(1.50) C	(.69) C
Net asset value, end of period	$13.24	$11.54	$11.25	$9.47	$11.37	$12.38
Total Return D,E	17.83%	5.70%	21.22%	(6.46)%	3.47%	57.95%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.43% H	.44%	.44%	.49%	.49% I	.49%
Expenses net of fee waivers, if any	.43 % H	.44%	.44%	.49%	.49% I	.49%
Expenses net of all reductions, if any	.43% H	.44%	.44%	.49%	.49% I	.49%
Net investment income (loss)	.36% H	1.68%	1.74%	2.24%	2.35%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$12,033,616	$9,532,233	$6,958,236	$5,209,370	$4,715,207	$4,133,969
Portfolio turnover rate J	11 % H,K	20% K	16% K	24% K	29%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2045 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 5.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,286,888	10,089,205
Fidelity Series Emerging Markets Debt Fund (b)	14,087,978	118,057,255
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	3,574,023	35,275,603
Fidelity Series Floating Rate High Income Fund (b)	2,298,887	20,322,162
Fidelity Series High Income Fund (b)	13,285,153	118,769,271
Fidelity Series International Credit Fund (b)	719,214	6,142,092
Fidelity Series International Developed Markets Bond Index Fund (b)	21,848,388	190,517,947
Fidelity Series Long-Term Treasury Bond Index Fund (b)	165,912,429	905,881,863
Fidelity Series Real Estate Income Fund (b)	2,066,066	21,073,869
TOTAL BOND FUNDS (Cost $1,640,318,709)		1,426,129,267

Domestic Equity Funds - 54.1%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	34,377,342	495,033,725
Fidelity Series Blue Chip Growth Fund (b)	60,984,851	1,369,719,751
Fidelity Series Commodity Strategy Fund (b)	443,413	41,224,100
Fidelity Series Growth Company Fund (b)	85,603,793	2,454,260,741
Fidelity Series Intrinsic Opportunities Fund (b)	30,040,316	325,336,627
Fidelity Series Large Cap Stock Fund (b)	90,993,931	2,411,339,173
Fidelity Series Large Cap Value Index Fund (b)	39,776,799	722,744,434
Fidelity Series Opportunistic Insights Fund (b)	50,616,850	1,457,765,288
Fidelity Series Small Cap Core Fund (b)	5,518,105	72,563,076
Fidelity Series Small Cap Discovery Fund (b)	17,933,793	209,287,362
Fidelity Series Small Cap Opportunities Fund (b)	29,847,586	470,696,437
Fidelity Series Stock Selector Large Cap Value Fund (b)	108,179,650	1,611,876,787
Fidelity Series Value Discovery Fund (b)	86,786,535	1,465,824,584
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,459,958,237)		13,107,672,085

International Equity Funds - 39.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	43,040,388	825,084,234
Fidelity Series Emerging Markets Fund (b)	52,775,240	609,026,268
Fidelity Series Emerging Markets Opportunities Fund (b)	102,527,972	2,448,367,975
Fidelity Series International Growth Fund (b)	87,214,717	1,800,983,899
Fidelity Series International Small Cap Fund (b)	14,651,461	297,571,176
Fidelity Series International Value Fund (b)	110,503,337	1,811,149,700
Fidelity Series Overseas Fund (b)	110,302,224	1,790,205,091
Fidelity Series Select International Small Cap Fund (b)	1,291,548	17,965,426
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,496,123,229)		9,600,353,769

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	9,390,000	9,374,139
US Treasury Bills 0% 10/2/2025	4.26 to 4.29	2,220,000	2,219,752
US Treasury Bills 0% 10/23/2025 (d)	4.29	20,810,000	20,758,781
US Treasury Bills 0% 10/30/2025 (d)	4.28	18,600,000	18,539,255
US Treasury Bills 0% 10/9/2025 (d)	4.30	11,390,000	11,379,720
US Treasury Bills 0% 11/28/2025 (d)	4.09 to 4.13	4,850,000	4,818,748
US Treasury Bills 0% 12/4/2025 (d)	3.96	30,000	29,792
TOTAL U.S. TREASURY OBLIGATIONS (Cost $67,112,898)			67,120,187

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $37,828,454)	4.21	37,820,890	37,828,454

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $16,701,341,527)	24,239,103,762
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(13,139,548)
NET ASSETS - 100.0%	24,225,964,214

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,794	12/19/2025	249,841,410	(546,791)	(546,791)
ICE MSCI Emerging Markets Index Contracts (United States)	172	12/19/2025	11,693,420	125,155	125,155

TOTAL EQUITY CONTRACTS					(421,636)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	1,758	12/19/2025	197,747,531	1,055,828	1,055,828
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	2,178	12/19/2025	250,674,188	116,546	116,546
CBOT US Treasury Long Bond Contracts (United States)	4,336	12/19/2025	505,550,500	13,552,117	13,552,117

TOTAL INTEREST RATE CONTRACTS					14,724,491

TOTAL PURCHASED					14,302,855

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	1,368	12/19/2025	460,930,500	(6,364,551)	(6,364,551)

TOTAL FUTURES CONTRACTS					7,938,304
The notional amount of futures purchased as a percentage of Net Assets is 4.9%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $61,278,707.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	83,660,573	269,162,209	314,992,857	779,540	(1,471)	-	37,828,454	37,820,890	0.1%
Total	83,660,573	269,162,209	314,992,857	779,540	(1,471)	-	37,828,454

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9,726,521	468,087	221,751	117,349	(317)	116,665	10,089,205	1,286,888
Fidelity Series All-Sector Equity Fund	374,619,753	37,878,459	13,514,265	-	1,757,419	94,292,359	495,033,725	34,377,342
Fidelity Series Blue Chip Growth Fund	1,090,990,692	67,385,542	111,616,600	35,679,900	9,605,962	313,354,155	1,369,719,751	60,984,851
Fidelity Series Canada Fund	576,327,902	149,408,132	15,796,284	-	3,748,678	111,395,806	825,084,234	43,040,388
Fidelity Series Commodity Strategy Fund	40,677,982	1,748,662	836,182	580,659	(8,208)	(358,154)	41,224,100	443,413
Fidelity Series Emerging Markets Debt Fund	104,802,738	9,990,222	2,265,285	3,234,734	51,610	5,477,970	118,057,255	14,087,978
Fidelity Series Emerging Markets Debt Local Currency Fund	31,780,272	817,267	659,440	-	32,276	3,305,228	35,275,603	3,574,023
Fidelity Series Emerging Markets Fund	492,902,192	25,047,060	38,421,310	-	3,818,164	125,680,162	609,026,268	52,775,240
Fidelity Series Emerging Markets Opportunities Fund	1,972,798,698	87,726,145	105,361,996	-	10,808,035	482,397,093	2,448,367,975	102,527,972
Fidelity Series Floating Rate High Income Fund	19,353,128	1,384,954	415,724	800,392	(808)	612	20,322,162	2,298,887
Fidelity Series Growth Company Fund	1,987,835,910	56,465,654	286,003,485	-	23,696,935	672,265,727	2,454,260,741	85,603,793
Fidelity Series High Income Fund	109,157,423	6,889,403	2,320,445	3,738,545	66,942	4,975,948	118,769,271	13,285,153
Fidelity Series International Credit Fund	5,976,103	135,692	77,833	135,691	120	108,010	6,142,092	719,214
Fidelity Series International Developed Markets Bond Index Fund	182,117,367	16,476,765	10,430,272	1,774,430	(107,601)	2,461,688	190,517,947	21,848,388
Fidelity Series International Growth Fund	1,508,232,541	86,781,105	37,589,961	-	10,041,616	233,518,598	1,800,983,899	87,214,717
Fidelity Series International Small Cap Fund	264,985,560	1,076,940	22,645,944	-	3,182,570	50,972,050	297,571,176	14,651,461
Fidelity Series International Value Fund	1,592,774,037	43,831,544	142,828,374	-	27,326,716	290,045,777	1,811,149,700	110,503,337
Fidelity Series Intrinsic Opportunities Fund	286,924,478	34,877,021	10,681,169	24,800,377	233,622	13,982,675	325,336,627	30,040,316
Fidelity Series Investment Grade Bond Fund	4,655,898	13,370,187	18,224,432	123,145	207,773	(9,426)	-	-
Fidelity Series Large Cap Stock Fund	1,959,026,067	225,640,262	130,339,235	122,318,186	20,484,775	336,527,304	2,411,339,173	90,993,931
Fidelity Series Large Cap Value Index Fund	598,862,474	76,934,561	12,326,335	-	3,143,160	56,130,574	722,744,434	39,776,799
Fidelity Series Long-Term Treasury Bond Index Fund	879,955,953	132,190,450	97,600,343	17,357,921	(37,189,310)	28,525,113	905,881,863	165,912,429
Fidelity Series Opportunistic Insights Fund	1,181,726,120	62,144,314	81,641,386	-	12,144,412	283,391,828	1,457,765,288	50,616,850
Fidelity Series Overseas Fund	1,516,855,817	104,553,556	32,260,860	-	7,906,787	193,149,791	1,790,205,091	110,302,224
Fidelity Series Real Estate Income Fund	19,879,177	1,170,512	422,355	585,950	8,683	437,852	21,073,869	2,066,066
Fidelity Series Select International Small Cap Fund	3,669,021	11,649,113	218,328	-	19,694	2,845,926	17,965,426	1,291,548
Fidelity Series Small Cap Core Fund	59,416,914	3,692,264	3,669,004	-	(101,103)	13,224,005	72,563,076	5,518,105
Fidelity Series Small Cap Discovery Fund	181,922,428	9,063,397	7,430,316	3,333,860	174,141	25,557,712	209,287,362	17,933,793
Fidelity Series Small Cap Opportunities Fund	401,763,039	21,585,973	25,364,007	7,867,873	1,678,739	71,032,693	470,696,437	29,847,586
Fidelity Series Stock Selector Large Cap Value Fund	1,331,168,989	175,523,509	28,627,712	-	4,597,008	129,214,993	1,611,876,787	108,179,650
Fidelity Series Value Discovery Fund	1,227,916,759	163,625,848	25,208,510	-	5,935,255	93,555,232	1,465,824,584	86,786,535
	20,018,801,953	1,629,532,600	1,265,019,143	222,449,012	113,263,745	3,637,575,966	24,134,155,121

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,426,129,267	1,426,129,267	-	-

Domestic Equity Funds	13,107,672,085	13,107,672,085	-	-

International Equity Funds	9,600,353,769	9,600,353,769	-	-

U.S. Treasury Obligations	67,120,187	-	67,120,187	-

Money Market Funds	37,828,454	37,828,454	-	-
Total Investments in Securities:	24,239,103,762	24,171,983,575	67,120,187	-
Derivative Instruments:

Assets
Futures Contracts	14,849,646	14,849,646	-	-
Total Assets	14,849,646	14,849,646	-	-

Liabilities
Futures Contracts	(6,911,342)	(6,911,342)	-	-
Total Liabilities	(6,911,342)	(6,911,342)	-	-
Total Derivative Instruments:	7,938,304	7,938,304	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	125,155	(6,911,342)
Total Equity Risk	125,155	(6,911,342)
Interest Rate Risk
Futures Contracts (a)	14,724,491	-
Total Interest Rate Risk	14,724,491	-
Total Value of Derivatives	14,849,646	(6,911,342)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2045 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $67,112,898)	$67,120,187
Fidelity Central Funds (cost $37,828,454)	37,828,454
Other affiliated issuers (cost $16,596,400,175)	24,134,155,121

Total Investment in Securities (cost $16,701,341,527)		$24,239,103,762
Receivable for investments sold		126,676,178
Receivable for fund shares sold		57,277,611
Distributions receivable from Fidelity Central Funds		143,912
Other receivables		226,700
Total assets		24,423,428,163
Liabilities
Payable for investments purchased	$127,550,776
Payable for fund shares redeemed	56,430,355
Accrued management fee	11,327,014
Payable for daily variation margin on futures contracts	1,937,026
Other payables and accrued expenses	218,778
Total liabilities		197,463,949
Net Assets		$24,225,964,214
Net Assets consist of:
Paid in capital		$16,543,051,647
Total accumulated earnings (loss)		7,682,912,567
Net Assets		$24,225,964,214

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2045 Fund :
Net Asset Value, offering price and redemption price per share ($5,128,216,943 ÷ 326,275,791 shares)		$15.72
Class K :
Net Asset Value, offering price and redemption price per share ($8,939,660,415 ÷ 570,110,385 shares)		$15.68
Class K6 :
Net Asset Value, offering price and redemption price per share ($10,158,086,856 ÷ 649,719,164 shares)		$15.63
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$54,079,177
Interest		1,472,362
Income from Fidelity Central Funds		779,540
Total income		56,331,079
Expenses
Management fee	$63,482,416
Independent trustees' fees and expenses	24,569
Miscellaneous	86
Total expenses before reductions	63,507,071
Expense reductions	(19)
Total expenses after reductions		63,507,052
Net Investment income (loss)		(7,175,973)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4,571)
Redemptions in-kind	106,063,082
Fidelity Central Funds	(1,471)
Other affiliated issuers	7,200,663
Futures contracts	(25,122,914)
Capital gain distributions from underlying funds:
Affiliated issuers	168,369,835
Total net realized gain (loss)		256,504,624
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	8,516
Affiliated issuers	3,637,575,966
Futures contracts	1,742,540
Total change in net unrealized appreciation (depreciation)		3,639,327,022
Net gain (loss)		3,895,831,646
Net increase (decrease) in net assets resulting from operations		$3,888,655,673
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(7,175,973)	$292,152,547
Net realized gain (loss)	256,504,624	1,230,010,852
Change in net unrealized appreciation (depreciation)	3,639,327,022	(381,938,934)
Net increase (decrease) in net assets resulting from operations	3,888,655,673	1,140,224,465
Distributions to shareholders	(505,432,069)	(456,280,836)

Share transactions - net increase (decrease)	713,214,000	(1,052,330,549)
Total increase (decrease) in net assets	4,096,437,604	(368,386,920)

Net Assets
Beginning of period	20,129,526,610	20,497,913,530
End of period	$24,225,964,214	$20,129,526,610

Financial Highlights
Fidelity Freedom® 2045 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.51	$13.08	$10.93	$13.07	$14.22	$9.54
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.17	.16	.21	.30	.12
Net realized and unrealized gain (loss)	2.56	.53	2.21	(1.12)	.22	5.23
Total from investment operations	2.55	.70	2.37	(.91)	.52	5.35
Distributions from net investment income	-	(.16)	(.15)	(.22)	(.32)	(.14)
Distributions from net realized gain	(.34)	(.10)	(.07)	(1.01)	(1.36)	(.53)
Total distributions	(.34)	(.27) C	(.22)	(1.23)	(1.67) C	(.67)
Net asset value, end of period	$15.72	$13.51	$13.08	$10.93	$13.07	$14.22
Total Return D,E	19.27%	5.33%	21.94%	(6.61)%	3.19%	57.65%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H	.74% I	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.70 % H	.74% I	.75%	.75%	.75%	.75%
Expenses net of all reductions, if any	.70% H	.74% I	.75%	.75%	.75%	.75%
Net investment income (loss)	(.19)% H	1.26%	1.35%	1.98%	2.10%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$5,128,217	$4,237,108	$6,535,559	$6,387,561	$6,683,617	$6,499,049
Portfolio turnover rate J	9 % H,K	18% K	14% K	22% K	30%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2045 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.47	$13.07	$10.93	$13.07	$14.21	$9.53
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.19	.17	.22	.31	.13
Net realized and unrealized gain (loss)	2.56	.51	2.21	(1.12)	.23	5.23
Total from investment operations	2.55	.70	2.38	(.90)	.54	5.36
Distributions from net investment income	-	(.20)	(.17)	(.22)	(.32)	(.15)
Distributions from net realized gain	(.34)	(.10)	(.07)	(1.02)	(1.36)	(.53)
Total distributions	(.34)	(.30)	(.24)	(1.24)	(1.68)	(.68)
Net asset value, end of period	$15.68	$13.47	$13.07	$10.93	$13.07	$14.21
Total Return C,D	19.32%	5.39%	22.03%	(6.54)%	3.32%	57.85%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64% G	.64%	.64%	.64%	.64% H	.64%
Expenses net of fee waivers, if any	.64 % G	.64%	.64%	.64%	.64% H	.64%
Expenses net of all reductions, if any	.64% G	.64%	.64%	.64%	.64% H	.64%
Net investment income (loss)	(.13)% G	1.36%	1.45%	2.08%	2.20%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$8,939,660	$8,049,568	$8,239,746	$6,749,769	$8,267,190	$9,496,661
Portfolio turnover rate I	9 % G,J	18% J	14% J	22% J	30%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2045 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.42	$13.01	$10.88	$13.02	$14.17	$9.51
Income from Investment Operations
Net investment income (loss) A,B	- C	.21	.19	.24	.33	.15
Net realized and unrealized gain (loss)	2.55	.53	2.20	(1.12)	.23	5.22
Total from investment operations	2.55	.74	2.39	(.88)	.56	5.37
Distributions from net investment income	-	(.23)	(.19)	(.24)	(.35)	(.17)
Distributions from net realized gain	(.34)	(.10)	(.07)	(1.02)	(1.36)	(.54)
Total distributions	(.34)	(.33)	(.26)	(1.26)	(1.71)	(.71)
Net asset value, end of period	$15.63	$13.42	$13.01	$10.88	$13.02	$14.17
Total Return D,E	19.39%	5.68%	22.19%	(6.37)%	3.44%	58.05%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45%	.45%	.49%	.49% I	.49%
Expenses net of fee waivers, if any	.45 % H	.45%	.45%	.49%	.49% I	.49%
Expenses net of all reductions, if any	.45% H	.45%	.45%	.49%	.49% I	.49%
Net investment income (loss)	.06% H	1.55%	1.65%	2.23%	2.35%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$10,158,087	$7,842,850	$5,722,609	$4,011,557	$3,581,681	$3,234,275
Portfolio turnover rate J	9 % H,K	18% K	14% K	22% K	30%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2050 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 5.7%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,165,657	9,138,751
Fidelity Series Emerging Markets Debt Fund (b)	12,749,300	106,839,130
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	3,226,338	31,843,958
Fidelity Series Floating Rate High Income Fund (b)	2,079,553	18,383,244
Fidelity Series High Income Fund (b)	12,012,930	107,395,597
Fidelity Series International Credit Fund (b)	600,079	5,124,670
Fidelity Series International Developed Markets Bond Index Fund (b)	19,753,371	172,249,397
Fidelity Series Long-Term Treasury Bond Index Fund (b)	142,416,777	777,595,600
Fidelity Series Real Estate Income Fund (b)	1,868,457	19,058,266
TOTAL BOND FUNDS (Cost $1,427,236,358)		1,247,628,613

Domestic Equity Funds - 54.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	31,196,602	449,231,068
Fidelity Series Blue Chip Growth Fund (b)	55,280,658	1,241,603,568
Fidelity Series Commodity Strategy Fund (b)	401,039	37,284,609
Fidelity Series Growth Company Fund (b)	77,596,524	2,224,692,353
Fidelity Series Intrinsic Opportunities Fund (b)	27,196,453	294,537,586
Fidelity Series Large Cap Stock Fund (b)	82,501,666	2,186,294,151
Fidelity Series Large Cap Value Index Fund (b)	36,083,983	655,645,976
Fidelity Series Opportunistic Insights Fund (b)	45,899,857	1,321,915,886
Fidelity Series Small Cap Core Fund (b)	4,986,491	65,572,357
Fidelity Series Small Cap Discovery Fund (b)	16,206,154	189,125,819
Fidelity Series Small Cap Opportunities Fund (b)	27,032,457	426,301,850
Fidelity Series Stock Selector Large Cap Value Fund (b)	98,095,269	1,461,619,512
Fidelity Series Value Discovery Fund (b)	78,699,217	1,329,229,779
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,794,043,158)		11,883,054,514

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	39,100,577	749,558,062
Fidelity Series Emerging Markets Fund (b)	47,791,590	551,514,954
Fidelity Series Emerging Markets Opportunities Fund (b)	92,903,483	2,218,535,163
Fidelity Series International Growth Fund (b)	79,029,889	1,631,967,198
Fidelity Series International Small Cap Fund (b)	13,230,721	268,715,949
Fidelity Series International Value Fund (b)	99,804,597	1,635,797,347
Fidelity Series Overseas Fund (b)	99,621,782	1,616,861,520
Fidelity Series Select International Small Cap Fund (b)	1,221,295	16,988,215
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,948,692,000)		8,689,938,408

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	8,450,000	8,435,727
US Treasury Bills 0% 10/2/2025	4.26 to 4.29	2,120,000	2,119,763
US Treasury Bills 0% 10/23/2025 (d)	4.29	18,710,000	18,663,950
US Treasury Bills 0% 10/30/2025 (d)	4.28	16,950,000	16,894,644
US Treasury Bills 0% 10/9/2025 (d)	4.30	10,320,000	10,310,686
US Treasury Bills 0% 11/28/2025 (d)	4.09 to 4.13	4,490,000	4,461,068
US Treasury Bills 0% 12/4/2025 (d)	3.96	40,000	39,722
TOTAL U.S. TREASURY OBLIGATIONS (Cost $60,918,952)			60,925,560

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $33,895,526)	4.21	33,888,749	33,895,526

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $15,264,785,994)	21,915,442,621
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(11,836,119)
NET ASSETS - 100.0%	21,903,606,502

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,686	12/19/2025	234,800,790	(523,181)	(523,181)
ICE MSCI Emerging Markets Index Contracts (United States)	135	12/19/2025	9,177,975	98,774	98,774

TOTAL EQUITY CONTRACTS					(424,407)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	1,589	12/19/2025	178,737,672	955,122	955,122
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	2,177	12/19/2025	250,559,094	78,132	78,132
CBOT US Treasury Long Bond Contracts (United States)	3,921	12/19/2025	457,164,094	12,248,345	12,248,345

TOTAL INTEREST RATE CONTRACTS					13,281,599

TOTAL PURCHASED					12,857,192

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	1,241	12/19/2025	418,139,438	(5,773,690)	(5,773,690)

TOTAL FUTURES CONTRACTS					7,083,502
The notional amount of futures purchased as a percentage of Net Assets is 5.1%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $55,398,875.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	74,979,616	243,310,048	284,392,811	701,418	(1,327)	-	33,895,526	33,888,749	0.1%
Total	74,979,616	243,310,048	284,392,811	701,418	(1,327)	-	33,895,526

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8,769,856	452,961	190,042	106,094	(202)	106,178	9,138,751	1,165,657
Fidelity Series All-Sector Equity Fund	337,610,832	36,889,532	12,007,851	-	1,668,717	85,069,838	449,231,068	31,196,602
Fidelity Series Blue Chip Growth Fund	983,156,336	63,644,522	96,791,606	32,252,358	8,604,577	282,989,739	1,241,603,568	55,280,658
Fidelity Series Canada Fund	519,334,666	139,980,161	13,694,325	-	3,501,406	100,436,154	749,558,062	39,100,577
Fidelity Series Commodity Strategy Fund	36,656,053	1,679,119	724,750	524,998	(4,752)	(321,061)	37,284,609	401,039
Fidelity Series Emerging Markets Debt Fund	94,433,046	9,366,817	1,960,460	2,921,272	47,690	4,952,037	106,839,130	12,749,300
Fidelity Series Emerging Markets Debt Local Currency Fund	28,604,528	807,258	576,264	-	30,569	2,977,867	31,843,958	3,226,338
Fidelity Series Emerging Markets Fund	444,170,954	23,864,100	33,494,653	-	3,330,562	113,643,991	551,514,954	47,791,590
Fidelity Series Emerging Markets Opportunities Fund	1,777,754,721	83,821,000	88,542,263	-	8,951,474	436,550,231	2,218,535,163	92,903,483
Fidelity Series Floating Rate High Income Fund	17,441,966	1,300,982	359,931	722,878	(403)	630	18,383,244	2,079,553
Fidelity Series Growth Company Fund	1,791,336,909	55,911,750	251,041,949	-	20,692,826	607,792,817	2,224,692,353	77,596,524
Fidelity Series High Income Fund	98,364,837	6,489,988	2,015,566	3,375,565	52,176	4,504,162	107,395,597	12,012,930
Fidelity Series International Credit Fund	4,988,617	113,273	67,410	113,273	86	90,104	5,124,670	600,079
Fidelity Series International Developed Markets Bond Index Fund	164,494,498	15,365,335	9,736,991	1,606,320	(100,457)	2,227,012	172,249,397	19,753,371
Fidelity Series International Growth Fund	1,359,239,160	82,096,567	29,255,694	-	9,114,186	210,772,979	1,631,967,198	79,029,889
Fidelity Series International Small Cap Fund	238,819,473	971,619	19,915,164	-	2,351,471	46,488,550	268,715,949	13,230,721
Fidelity Series International Value Fund	1,435,187,290	43,395,896	129,298,061	-	23,945,208	262,567,014	1,635,797,347	99,804,597
Fidelity Series Intrinsic Opportunities Fund	258,556,391	32,609,451	9,475,051	22,403,046	81,910	12,764,885	294,537,586	27,196,453
Fidelity Series Investment Grade Bond Fund	4,219,800	12,100,975	16,498,959	109,838	186,723	(8,539)	-	-
Fidelity Series Large Cap Stock Fund	1,765,367,753	214,814,171	116,300,086	110,470,372	18,696,238	303,716,075	2,186,294,151	82,501,666
Fidelity Series Large Cap Value Index Fund	539,623,073	73,118,916	10,683,211	-	2,930,809	50,656,389	655,645,976	36,083,983
Fidelity Series Long-Term Treasury Bond Index Fund	792,950,181	121,363,588	128,967,362	15,674,950	(46,669,572)	38,918,765	777,595,600	142,416,777
Fidelity Series Opportunistic Insights Fund	1,064,922,805	62,958,722	72,778,842	-	10,907,279	255,905,922	1,321,915,886	45,899,857
Fidelity Series Overseas Fund	1,366,898,755	96,456,208	27,916,178	-	7,297,407	174,125,328	1,616,861,520	99,621,782
Fidelity Series Real Estate Income Fund	17,913,378	1,107,397	366,037	529,292	7,475	396,053	19,058,266	1,868,457
Fidelity Series Select International Small Cap Fund	3,304,080	11,286,770	201,826	-	18,606	2,580,585	16,988,215	1,221,295
Fidelity Series Small Cap Core Fund	53,460,460	3,576,389	3,309,792	-	(84,214)	11,929,514	65,572,357	4,986,491
Fidelity Series Small Cap Discovery Fund	163,981,221	8,521,597	6,621,857	3,011,310	192,256	23,052,602	189,125,819	16,206,154
Fidelity Series Small Cap Opportunities Fund	362,042,774	21,265,658	22,679,572	7,107,327	1,443,042	64,229,948	426,301,850	27,032,457
Fidelity Series Stock Selector Large Cap Value Fund	1,199,581,641	166,123,783	25,027,269	-	4,328,441	116,612,916	1,461,619,512	98,095,269
Fidelity Series Value Discovery Fund	1,106,508,829	154,638,043	21,849,024	-	5,629,833	84,302,098	1,329,229,779	78,699,217
	18,039,694,883	1,546,092,548	1,152,348,046	200,928,893	87,151,367	3,300,030,783	21,820,621,535

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,247,628,613	1,247,628,613	-	-

Domestic Equity Funds	11,883,054,514	11,883,054,514	-	-

International Equity Funds	8,689,938,408	8,689,938,408	-	-

U.S. Treasury Obligations	60,925,560	-	60,925,560	-

Money Market Funds	33,895,526	33,895,526	-	-
Total Investments in Securities:	21,915,442,621	21,854,517,061	60,925,560	-
Derivative Instruments:

Assets
Futures Contracts	13,380,373	13,380,373	-	-
Total Assets	13,380,373	13,380,373	-	-

Liabilities
Futures Contracts	(6,296,871)	(6,296,871)	-	-
Total Liabilities	(6,296,871)	(6,296,871)	-	-
Total Derivative Instruments:	7,083,502	7,083,502	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	98,774	(6,296,871)
Total Equity Risk	98,774	(6,296,871)
Interest Rate Risk
Futures Contracts (a)	13,281,599	-
Total Interest Rate Risk	13,281,599	-
Total Value of Derivatives	13,380,373	(6,296,871)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2050 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $60,918,952)	$60,925,560
Fidelity Central Funds (cost $33,895,526)	33,895,526
Other affiliated issuers (cost $15,169,971,516)	21,820,621,535

Total Investment in Securities (cost $15,264,785,994)		$21,915,442,621
Receivable for investments sold		140,057,672
Receivable for fund shares sold		51,085,151
Distributions receivable from Fidelity Central Funds		129,857
Total assets		22,106,715,301
Liabilities
Payable for investments purchased	$140,059,602
Payable for fund shares redeemed	51,089,900
Accrued management fee	10,185,456
Payable for daily variation margin on futures contracts	1,773,841
Total liabilities		203,108,799
Net Assets		$21,903,606,502
Net Assets consist of:
Paid in capital		$15,135,614,867
Total accumulated earnings (loss)		6,767,991,635
Net Assets		$21,903,606,502

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2050 Fund :
Net Asset Value, offering price and redemption price per share ($4,452,254,467 ÷ 279,325,574 shares)		$15.94
Class K :
Net Asset Value, offering price and redemption price per share ($7,960,476,568 ÷ 500,467,873 shares)		$15.91
Class K6 :
Net Asset Value, offering price and redemption price per share ($9,490,875,467 ÷ 597,275,823 shares)		$15.89
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$48,835,877
Interest		1,331,274
Income from Fidelity Central Funds		701,418
Total income		50,868,569
Expenses
Management fee	$57,063,452
Independent trustees' fees and expenses	22,167
Miscellaneous	100
Total expenses before reductions	57,085,719
Expense reductions	(19)
Total expenses after reductions		57,085,700
Net Investment income (loss)		(6,217,131)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4,122)
Redemptions in-kind	98,591,578
Fidelity Central Funds	(1,327)
Other affiliated issuers	(11,440,211)
Futures contracts	(22,593,605)
Capital gain distributions from underlying funds:
Affiliated issuers	152,093,016
Total net realized gain (loss)		216,645,329
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	7,735
Affiliated issuers	3,300,030,783
Futures contracts	1,505,830
Total change in net unrealized appreciation (depreciation)		3,301,544,348
Net gain (loss)		3,518,189,677
Net increase (decrease) in net assets resulting from operations		$3,511,972,546
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(6,217,131)	$261,497,011
Net realized gain (loss)	216,645,329	1,147,189,499
Change in net unrealized appreciation (depreciation)	3,301,544,348	(371,321,011)
Net increase (decrease) in net assets resulting from operations	3,511,972,546	1,037,365,499
Distributions to shareholders	(441,268,415)	(388,089,314)

Share transactions - net increase (decrease)	693,444,711	(1,070,600,909)
Total increase (decrease) in net assets	3,764,148,842	(421,324,724)

Net Assets
Beginning of period	18,139,457,660	18,560,782,384
End of period	$21,903,606,502	$18,139,457,660

Financial Highlights
Fidelity Freedom® 2050 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.69	$13.24	$11.06	$13.20	$14.33	$9.61
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.17	.16	.22	.30	.12
Net realized and unrealized gain (loss)	2.59	.54	2.24	(1.14)	.23	5.27
Total from investment operations	2.58	.71	2.40	(.92)	.53	5.39
Distributions from net investment income	-	(.17)	(.16)	(.22)	(.32)	(.14)
Distributions from net realized gain	(.33)	(.09)	(.06)	(1.00)	(1.34)	(.53)
Total distributions	(.33)	(.26)	(.22)	(1.22)	(1.66)	(.67)
Net asset value, end of period	$15.94	$13.69	$13.24	$11.06	$13.20	$14.33
Total Return C,D	19.25%	5.33%	21.90%	(6.59)%	3.20%	57.62%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70% G	.74% H	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.70 % G	.74% H	.75%	.75%	.75%	.75%
Expenses net of all reductions, if any	.70% G	.74% H	.75%	.75%	.75%	.75%
Net investment income (loss)	(.19)% G	1.25%	1.35%	1.99%	2.10%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$4,452,254	$3,693,114	$5,629,337	$5,490,915	$5,676,102	$5,495,177
Portfolio turnover rate I	9 % G,J	19% J	14% J	22% J	29%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2050 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.66	$13.23	$11.05	$13.19	$14.32	$9.60
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.19	.17	.23	.32	.13
Net realized and unrealized gain (loss)	2.59	.53	2.24	(1.14)	.22	5.27
Total from investment operations	2.58	.72	2.41	(.91)	.54	5.40
Distributions from net investment income	-	(.20)	(.17)	(.22)	(.33)	(.15)
Distributions from net realized gain	(.33)	(.09)	(.06)	(1.01)	(1.34)	(.53)
Total distributions	(.33)	(.29)	(.23)	(1.23)	(1.67)	(.68)
Net asset value, end of period	$15.91	$13.66	$13.23	$11.05	$13.19	$14.32
Total Return C,D	19.30%	5.46%	22.08%	(6.53)%	3.26%	57.78%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64% G	.64%	.64%	.64%	.64% H	.64%
Expenses net of fee waivers, if any	.64 % G	.64%	.64%	.64%	.64% H	.64%
Expenses net of all reductions, if any	.64% G	.64%	.64%	.64%	.64% H	.64%
Net investment income (loss)	(.13)% G	1.35%	1.45%	2.09%	2.20%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$7,960,477	$7,205,677	$7,818,363	$6,412,099	$7,763,505	$8,727,043
Portfolio turnover rate I	9 % G,J	19% J	14% J	22% J	29%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2050 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.63	$13.20	$11.03	$13.17	$14.30	$9.59
Income from Investment Operations
Net investment income (loss) A,B	- C	.21	.19	.24	.34	.15
Net realized and unrealized gain (loss)	2.59	.54	2.23	(1.13)	.22	5.26
Total from investment operations	2.59	.75	2.42	(.89)	.56	5.41
Distributions from net investment income	-	(.23)	(.19)	(.24)	(.35)	(.17)
Distributions from net realized gain	(.33)	(.09)	(.06)	(1.01)	(1.34)	(.53)
Total distributions	(.33)	(.32)	(.25)	(1.25)	(1.69)	(.70)
Net asset value, end of period	$15.89	$13.63	$13.20	$11.03	$13.17	$14.30
Total Return D,E	19.41%	5.67%	22.20%	(6.35)%	3.43%	57.97%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45%	.45%	.49%	.49% I	.49%
Expenses net of fee waivers, if any	.45 % H	.45%	.45%	.49%	.49% I	.49%
Expenses net of all reductions, if any	.45% H	.45%	.45%	.49%	.49% I	.49%
Net investment income (loss)	.06% H	1.54%	1.65%	2.24%	2.35%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$9,490,875	$7,240,667	$5,113,083	$3,665,937	$3,161,910	$2,710,752
Portfolio turnover rate J	9 % H,K	19% K	14% K	22% K	29%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2055 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 5.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	753,993	5,911,305
Fidelity Series Emerging Markets Debt Fund (b)	8,234,609	69,006,022
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	2,051,580	20,249,091
Fidelity Series Floating Rate High Income Fund (b)	1,337,104	11,820,003
Fidelity Series High Income Fund (b)	7,691,401	68,761,129
Fidelity Series International Credit Fund (b)	200,898	1,715,670
Fidelity Series International Developed Markets Bond Index Fund (b)	11,680,725	101,855,921
Fidelity Series Long-Term Treasury Bond Index Fund (b)	88,543,789	483,449,088
Fidelity Series Real Estate Income Fund (b)	1,200,125	12,241,274
TOTAL BOND FUNDS (Cost $869,859,149)		775,009,503

Domestic Equity Funds - 54.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	20,006,713	288,096,662
Fidelity Series Blue Chip Growth Fund (b)	35,410,409	795,317,788
Fidelity Series Commodity Strategy Fund (b)	257,069	23,899,749
Fidelity Series Growth Company Fund (b)	49,746,973	1,426,245,726
Fidelity Series Intrinsic Opportunities Fund (b)	17,438,511	188,859,069
Fidelity Series Large Cap Stock Fund (b)	52,895,393	1,401,727,901
Fidelity Series Large Cap Value Index Fund (b)	23,138,777	420,431,586
Fidelity Series Opportunistic Insights Fund (b)	29,429,773	847,577,469
Fidelity Series Small Cap Core Fund (b)	3,171,928	41,710,852
Fidelity Series Small Cap Discovery Fund (b)	10,392,957	121,285,814
Fidelity Series Small Cap Opportunities Fund (b)	17,330,575	273,303,163
Fidelity Series Stock Selector Large Cap Value Fund (b)	62,895,610	937,144,589
Fidelity Series Value Discovery Fund (b)	50,460,100	852,271,095
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,436,530,882)		7,617,871,463

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	25,076,143	480,709,655
Fidelity Series Emerging Markets Fund (b)	30,643,448	353,625,390
Fidelity Series Emerging Markets Opportunities Fund (b)	59,560,650	1,422,308,324
Fidelity Series International Growth Fund (b)	50,616,768	1,045,236,254
Fidelity Series International Small Cap Fund (b)	8,325,874	169,098,507
Fidelity Series International Value Fund (b)	63,932,232	1,047,849,275
Fidelity Series Overseas Fund (b)	63,816,595	1,035,743,345
Fidelity Series Select International Small Cap Fund (b)	790,090	10,990,147
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,007,785,747)		5,565,560,897

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	5,320,000	5,311,014
US Treasury Bills 0% 10/2/2025	4.26 to 4.29	1,500,000	1,499,832
US Treasury Bills 0% 10/23/2025 (d)	4.29	10,980,000	10,952,976
US Treasury Bills 0% 10/30/2025 (d)	4.28	10,460,000	10,425,839
US Treasury Bills 0% 10/9/2025 (d)	4.30	6,470,000	6,464,160
US Treasury Bills 0% 11/28/2025 (d)	4.09 to 4.13	3,390,000	3,368,156
TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,017,885)			38,021,977

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $22,171,353)	4.21	22,166,919	22,171,353

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $10,374,365,016)	14,018,635,193
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(7,492,244)
NET ASSETS - 100.0%	14,011,142,949

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,098	12/19/2025	152,912,970	(359,971)	(359,971)
ICE MSCI Emerging Markets Index Contracts (United States)	89	12/19/2025	6,050,665	64,894	64,894

TOTAL EQUITY CONTRACTS					(295,077)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	1,016	12/19/2025	114,284,125	609,635	609,635
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	1,416	12/19/2025	162,972,750	46,824	46,824
CBOT US Treasury Long Bond Contracts (United States)	2,507	12/19/2025	292,300,531	7,822,275	7,822,275

TOTAL INTEREST RATE CONTRACTS					8,478,734

TOTAL PURCHASED					8,183,657

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	793	12/19/2025	267,191,438	(3,689,392)	(3,689,392)

TOTAL FUTURES CONTRACTS					4,494,265
The notional amount of futures purchased as a percentage of Net Assets is 5.2%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $35,163,373.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	46,574,076	154,526,879	178,928,755	443,269	(847)	-	22,171,353	22,166,919	0.0%
Total	46,574,076	154,526,879	178,928,755	443,269	(847)	-	22,171,353

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,541,472	436,369	136,108	67,625	921	68,651	5,911,305	753,993
Fidelity Series All-Sector Equity Fund	212,345,905	28,996,302	8,240,404	-	1,275,338	53,719,521	288,096,662	20,006,713
Fidelity Series Blue Chip Growth Fund	618,402,250	53,915,630	61,709,060	20,599,344	6,028,859	178,680,109	795,317,788	35,410,409
Fidelity Series Canada Fund	326,659,761	97,872,568	9,578,016	-	2,648,503	63,106,839	480,709,655	25,076,143
Fidelity Series Commodity Strategy Fund	23,057,041	1,562,741	521,086	335,798	(4,334)	(194,613)	23,899,749	257,069
Fidelity Series Emerging Markets Debt Fund	59,723,001	7,495,741	1,416,417	1,864,543	67,846	3,135,851	69,006,022	8,234,609
Fidelity Series Emerging Markets Debt Local Currency Fund	17,912,971	858,198	416,731	-	22,366	1,872,287	20,249,091	2,051,580
Fidelity Series Emerging Markets Fund	279,389,474	20,823,363	20,859,735	-	1,954,113	72,318,175	353,625,390	30,643,448
Fidelity Series Emerging Markets Opportunities Fund	1,118,230,918	75,975,639	54,708,745	-	6,027,886	276,782,626	1,422,308,324	59,560,650
Fidelity Series Floating Rate High Income Fund	11,004,372	1,074,612	259,548	460,036	(34)	601	11,820,003	1,337,104
Fidelity Series Growth Company Fund	1,126,760,301	59,277,427	158,421,675	-	12,675,415	385,954,258	1,426,245,726	49,746,973
Fidelity Series High Income Fund	61,872,280	5,451,038	1,453,855	2,140,670	50,105	2,841,561	68,761,129	7,691,401
Fidelity Series International Credit Fund	1,675,001	38,007	27,518	38,008	20	30,160	1,715,670	200,898
Fidelity Series International Developed Markets Bond Index Fund	105,088,110	12,219,069	16,820,203	1,030,844	(259,225)	1,628,170	101,855,921	11,680,725
Fidelity Series International Growth Fund	855,078,112	71,198,944	20,356,129	-	4,726,345	134,588,982	1,045,236,254	50,616,768
Fidelity Series International Small Cap Fund	150,079,990	1,101,945	12,869,016	-	593,581	30,192,007	169,098,507	8,325,874
Fidelity Series International Value Fund	902,496,422	45,753,222	81,981,703	-	10,603,804	170,977,530	1,047,849,275	63,932,232
Fidelity Series Intrinsic Opportunities Fund	162,635,012	24,441,714	6,326,332	14,251,074	(118,738)	8,227,413	188,859,069	17,438,511
Fidelity Series Investment Grade Bond Fund	2,679,582	7,482,936	10,269,026	66,668	111,954	(5,446)	-	-
Fidelity Series Large Cap Stock Fund	1,110,422,244	163,267,225	76,094,677	70,297,897	11,663,125	192,469,984	1,401,727,901	52,895,393
Fidelity Series Large Cap Value Index Fund	339,414,129	54,707,364	7,762,881	-	1,950,852	32,122,122	420,431,586	23,138,777
Fidelity Series Long-Term Treasury Bond Index Fund	498,771,992	86,571,489	97,180,610	9,940,314	(34,478,750)	29,764,967	483,449,088	88,543,789
Fidelity Series Opportunistic Insights Fund	669,836,087	56,577,362	47,870,556	-	6,075,664	162,958,912	847,577,469	29,429,773
Fidelity Series Overseas Fund	859,802,192	81,567,066	20,314,868	-	5,635,969	109,052,986	1,035,743,345	63,816,595
Fidelity Series Real Estate Income Fund	11,296,676	951,700	264,258	337,127	6,389	250,767	12,241,274	1,200,125
Fidelity Series Select International Small Cap Fund	2,076,829	7,384,856	157,281	-	15,116	1,670,627	10,990,147	790,090
Fidelity Series Small Cap Core Fund	33,602,297	2,757,089	2,166,987	-	(42,781)	7,561,234	41,710,852	3,171,928
Fidelity Series Small Cap Discovery Fund	103,164,655	7,779,032	4,399,367	1,907,828	132,894	14,608,600	121,285,814	10,392,957
Fidelity Series Small Cap Opportunities Fund	227,730,345	18,658,805	14,715,984	4,521,142	839,304	40,790,693	273,303,163	17,330,575
Fidelity Series Stock Selector Large Cap Value Fund	754,560,405	123,637,964	17,914,972	-	2,439,761	74,421,431	937,144,589	62,895,610
Fidelity Series Value Discovery Fund	696,005,442	114,989,979	15,887,793	-	3,092,636	54,070,831	852,271,095	50,460,100
	11,347,315,268	1,234,825,396	771,101,541	127,858,918	43,734,904	2,103,667,836	13,958,441,863

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	775,009,503	775,009,503	-	-

Domestic Equity Funds	7,617,871,463	7,617,871,463	-	-

International Equity Funds	5,565,560,897	5,565,560,897	-	-

U.S. Treasury Obligations	38,021,977	-	38,021,977	-

Money Market Funds	22,171,353	22,171,353	-	-
Total Investments in Securities:	14,018,635,193	13,980,613,216	38,021,977	-
Derivative Instruments:

Assets
Futures Contracts	8,543,628	8,543,628	-	-
Total Assets	8,543,628	8,543,628	-	-

Liabilities
Futures Contracts	(4,049,363)	(4,049,363)	-	-
Total Liabilities	(4,049,363)	(4,049,363)	-	-
Total Derivative Instruments:	4,494,265	4,494,265	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	64,894	(4,049,363)
Total Equity Risk	64,894	(4,049,363)
Interest Rate Risk
Futures Contracts (a)	8,478,734	-
Total Interest Rate Risk	8,478,734	-
Total Value of Derivatives	8,543,628	(4,049,363)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2055 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $38,017,885)	$38,021,977
Fidelity Central Funds (cost $22,171,353)	22,171,353
Other affiliated issuers (cost $10,314,175,778)	13,958,441,863

Total Investment in Securities (cost $10,374,365,016)		$14,018,635,193
Receivable for investments sold		101,102,746
Receivable for fund shares sold		39,786,445
Distributions receivable from Fidelity Central Funds		82,645
Total assets		14,159,607,029
Liabilities
Payable for investments purchased	$105,180,557
Payable for fund shares redeemed	35,708,314
Accrued management fee	6,404,363
Payable for daily variation margin on futures contracts	1,170,817
Other payables and accrued expenses	29
Total liabilities		148,464,080
Net Assets		$14,011,142,949
Net Assets consist of:
Paid in capital		$10,332,726,843
Total accumulated earnings (loss)		3,678,416,106
Net Assets		$14,011,142,949

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2055 Fund :
Net Asset Value, offering price and redemption price per share ($2,084,771,232 ÷ 112,845,555 shares)		$18.47
Class K :
Net Asset Value, offering price and redemption price per share ($5,395,881,276 ÷ 292,850,947 shares)		$18.43
Class K6 :
Net Asset Value, offering price and redemption price per share ($6,530,490,441 ÷ 354,636,511 shares)		$18.41
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$31,017,382
Interest		840,241
Income from Fidelity Central Funds		443,269
Total income		32,300,892
Expenses
Management fee	$35,638,291
Independent trustees' fees and expenses	14,011
Miscellaneous	87
Total expenses before reductions	35,652,389
Expense reductions	(30)
Total expenses after reductions		35,652,359
Net Investment income (loss)		(3,351,467)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,294)
Redemptions in-kind	65,532,632
Fidelity Central Funds	(847)
Other affiliated issuers	(21,797,728)
Futures contracts	(14,272,908)
Capital gain distributions from underlying funds:
Affiliated issuers	96,841,536
Total net realized gain (loss)		126,295,391
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,785
Affiliated issuers	2,103,667,836
Futures contracts	1,007,043
Total change in net unrealized appreciation (depreciation)		2,104,679,664
Net gain (loss)		2,230,975,055
Net increase (decrease) in net assets resulting from operations		$2,227,623,588
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,351,467)	$164,056,625
Net realized gain (loss)	126,295,391	669,599,306
Change in net unrealized appreciation (depreciation)	2,104,679,664	(209,077,551)
Net increase (decrease) in net assets resulting from operations	2,227,623,588	624,578,380
Distributions to shareholders	(275,330,304)	(240,290,356)

Share transactions - net increase (decrease)	648,871,342	(142,059,428)
Total increase (decrease) in net assets	2,601,164,626	242,228,596

Net Assets
Beginning of period	11,409,978,323	11,167,749,727
End of period	$14,011,142,949	$11,409,978,323

Financial Highlights
Fidelity Freedom® 2055 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.86	$15.32	$12.82	$15.24	$16.46	$10.95
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.20	.18	.25	.35	.14
Net realized and unrealized gain (loss)	3.01	.62	2.59	(1.31)	.25	6.02
Total from investment operations	2.99	.82	2.77	(1.06)	.60	6.16
Distributions from net investment income	-	(.18)	(.18)	(.25)	(.37)	(.16)
Distributions from net realized gain	(.38)	(.10)	(.09)	(1.11)	(1.46)	(.50)
Total distributions	(.38)	(.28)	(.27)	(1.36)	(1.82) C	(.65) C
Net asset value, end of period	$18.47	$15.86	$15.32	$12.82	$15.24	$16.46
Total Return D,E	19.24%	5.33%	21.87%	(6.60)%	3.21%	57.70%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H	.74% I	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.70 % H	.74% I	.75%	.75%	.75%	.75%
Expenses net of all reductions, if any	.70% H	.74% I	.75%	.75%	.75%	.75%
Net investment income (loss)	(.19)% H	1.27%	1.35%	2.00%	2.12%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$2,084,771	$1,680,518	$2,974,387	$2,870,981	$2,747,697	$2,561,622
Portfolio turnover rate J	9 % H,K	18% K	13% K	21% K	29%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2055 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.82	$15.32	$12.82	$15.24	$16.45	$10.95
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.22	.20	.27	.37	.15
Net realized and unrealized gain (loss)	3.00	.62	2.59	(1.32)	.25	6.01
Total from investment operations	2.99	.84	2.79	(1.05)	.62	6.16
Distributions from net investment income	-	(.24)	(.20)	(.26)	(.38)	(.17)
Distributions from net realized gain	(.38)	(.10)	(.09)	(1.11)	(1.46)	(.50)
Total distributions	(.38)	(.34)	(.29)	(1.37)	(1.83) C	(.66) C
Net asset value, end of period	$18.43	$15.82	$15.32	$12.82	$15.24	$16.45
Total Return D,E	19.29%	5.46%	22.05%	(6.53)%	3.33%	57.70%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.64% H	.64%	.65%	.64%	.64% I	.64%
Expenses net of fee waivers, if any	.64 % H	.64%	.65%	.64%	.64% I	.64%
Expenses net of all reductions, if any	.64% H	.64%	.65%	.64%	.64% I	.64%
Net investment income (loss)	(.13)% H	1.37%	1.46%	2.10%	2.22%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$5,395,881	$4,871,931	$4,871,704	$3,828,961	$4,350,522	$4,567,253
Portfolio turnover rate J	9 % H,K	18% K	13% K	21% K	29%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2055 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.79	$15.29	$12.79	$15.22	$16.43	$10.93
Income from Investment Operations
Net investment income (loss) A,B	.01	.25	.22	.28	.39	.17
Net realized and unrealized gain (loss)	2.99	.62	2.59	(1.31)	.26	6.01
Total from investment operations	3.00	.87	2.81	(1.03)	.65	6.18
Distributions from net investment income	-	(.27)	(.22)	(.28)	(.40)	(.19)
Distributions from net realized gain	(.38)	(.10)	(.09)	(1.12)	(1.46)	(.50)
Total distributions	(.38)	(.37)	(.31)	(1.40)	(1.86)	(.68) C
Net asset value, end of period	$18.41	$15.79	$15.29	$12.79	$15.22	$16.43
Total Return D,E	19.39%	5.66%	22.25%	(6.42)%	3.51%	58.01%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45%	.45%	.49%	.49% I	.49%
Expenses net of fee waivers, if any	.45 % H	.45%	.45%	.49%	.49% I	.49%
Expenses net of all reductions, if any	.45% H	.45%	.45%	.49%	.49% I	.49%
Net investment income (loss)	.06% H	1.56%	1.65%	2.25%	2.37%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$6,530,490	$4,857,529	$3,321,659	$2,180,264	$1,748,523	$1,474,416
Portfolio turnover rate J	9 % H,K	18% K	13% K	21% K	29%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2060 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 5.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	416,542	3,265,692
Fidelity Series Emerging Markets Debt Fund (b)	4,536,900	38,019,224
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	1,107,344	10,929,483
Fidelity Series Floating Rate High Income Fund (b)	732,135	6,472,073
Fidelity Series High Income Fund (b)	4,195,047	37,503,718
Fidelity Series International Credit Fund (b)	28,814	246,072
Fidelity Series International Developed Markets Bond Index Fund (b)	6,357,427	55,436,767
Fidelity Series Long-Term Treasury Bond Index Fund (b)	48,052,018	262,364,021
Fidelity Series Real Estate Income Fund (b)	656,140	6,692,632
TOTAL BOND FUNDS (Cost $460,831,907)		420,929,682

Domestic Equity Funds - 54.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	10,891,704	156,840,541
Fidelity Series Blue Chip Growth Fund (b)	19,280,213	433,033,575
Fidelity Series Commodity Strategy Fund (b)	140,324	13,045,917
Fidelity Series Growth Company Fund (b)	27,076,329	776,278,359
Fidelity Series Intrinsic Opportunities Fund (b)	9,491,545	102,793,433
Fidelity Series Large Cap Stock Fund (b)	28,791,304	762,969,558
Fidelity Series Large Cap Value Index Fund (b)	12,595,942	228,868,264
Fidelity Series Opportunistic Insights Fund (b)	16,019,312	461,356,173
Fidelity Series Small Cap Core Fund (b)	1,724,670	22,679,406
Fidelity Series Small Cap Discovery Fund (b)	5,657,829	66,026,869
Fidelity Series Small Cap Opportunities Fund (b)	9,431,772	148,739,044
Fidelity Series Stock Selector Large Cap Value Fund (b)	34,235,275	510,105,598
Fidelity Series Value Discovery Fund (b)	27,466,603	463,910,932
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,136,438,431)		4,146,647,669

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	13,672,270	262,097,418
Fidelity Series Emerging Markets Fund (b)	16,678,235	192,466,837
Fidelity Series Emerging Markets Opportunities Fund (b)	32,436,024	774,572,245
Fidelity Series International Growth Fund (b)	27,563,281	569,181,758
Fidelity Series International Small Cap Fund (b)	4,460,318	90,589,055
Fidelity Series International Value Fund (b)	34,825,203	570,785,071
Fidelity Series Overseas Fund (b)	34,762,729	564,199,084
Fidelity Series Select International Small Cap Fund (b)	429,875	5,979,557
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,284,956,004)		3,029,871,025

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	2,860,000	2,855,169
US Treasury Bills 0% 10/2/2025	4.26 to 4.29	980,000	979,891
US Treasury Bills 0% 10/23/2025 (d)	4.29	5,320,000	5,306,906
US Treasury Bills 0% 10/30/2025 (d)	4.28	5,630,000	5,611,613
US Treasury Bills 0% 10/9/2025 (d)	4.30	3,420,000	3,416,913
US Treasury Bills 0% 11/28/2025 (d)	4.09 to 4.13	2,340,000	2,324,922
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,493,229)			20,495,414

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $11,915,295)	4.21	11,912,913	11,915,295

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,914,634,866)	7,629,859,085
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(4,029,631)
NET ASSETS - 100.0%	7,625,829,454

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	601	12/19/2025	83,698,265	(197,149)	(197,149)
ICE MSCI Emerging Markets Index Contracts (United States)	42	12/19/2025	2,855,370	30,721	30,721

TOTAL EQUITY CONTRACTS					(166,428)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	553	12/19/2025	62,203,859	331,306	331,306
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	771	12/19/2025	88,737,281	25,195	25,195
CBOT US Treasury Long Bond Contracts (United States)	1,364	12/19/2025	159,033,875	4,247,446	4,247,446

TOTAL INTEREST RATE CONTRACTS					4,603,947

TOTAL PURCHASED					4,437,519

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	433	12/19/2025	145,893,938	(2,014,511)	(2,014,511)

TOTAL FUTURES CONTRACTS					2,423,008
The notional amount of futures purchased as a percentage of Net Assets is 5.2%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,120,880.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,175,924	83,099,103	95,359,273	234,613	(459)	-	11,915,295	11,912,913	0.0%
Total	24,175,924	83,099,103	95,359,273	234,613	(459)	-	11,915,295

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,946,403	351,135	71,843	36,526	927	39,070	3,265,692	416,542
Fidelity Series All-Sector Equity Fund	112,292,182	19,365,340	4,364,260	-	732,231	28,815,048	156,840,541	10,891,704
Fidelity Series Blue Chip Growth Fund	327,025,847	39,516,033	32,579,150	11,179,670	3,082,544	95,988,301	433,033,575	19,280,213
Fidelity Series Canada Fund	172,738,842	59,258,793	5,095,041	-	1,476,605	33,718,219	262,097,418	13,672,270
Fidelity Series Commodity Strategy Fund	12,193,054	1,229,089	278,979	182,666	(106)	(97,141)	13,045,917	140,324
Fidelity Series Emerging Markets Debt Fund	31,748,525	5,281,723	759,398	1,008,449	44,596	1,703,778	38,019,224	4,536,900
Fidelity Series Emerging Markets Debt Local Currency Fund	9,415,321	731,812	224,835	-	13,095	994,090	10,929,483	1,107,344
Fidelity Series Emerging Markets Fund	147,749,234	15,769,766	11,060,940	-	942,244	39,066,533	192,466,837	16,678,235
Fidelity Series Emerging Markets Opportunities Fund	591,351,938	59,297,957	28,352,620	-	3,124,764	149,150,206	774,572,245	32,436,024
Fidelity Series Floating Rate High Income Fund	5,837,802	772,408	139,104	248,059	403	564	6,472,073	732,135
Fidelity Series Growth Company Fund	595,861,778	50,415,120	84,252,448	-	5,726,713	208,527,196	776,278,359	27,076,329
Fidelity Series High Income Fund	32,719,081	4,007,061	780,359	1,149,937	30,563	1,527,372	37,503,718	4,195,047
Fidelity Series International Credit Fund	240,733	5,460	4,445	5,460	(52)	4,376	246,072	28,814
Fidelity Series International Developed Markets Bond Index Fund	56,237,531	8,615,172	10,156,832	557,780	(157,944)	898,840	55,436,767	6,357,427
Fidelity Series International Growth Fund	452,316,961	53,579,673	11,450,244	-	2,307,456	72,427,912	569,181,758	27,563,281
Fidelity Series International Small Cap Fund	79,333,331	1,641,706	6,779,174	-	245,515	16,147,677	90,589,055	4,460,318
Fidelity Series International Value Fund	477,091,533	39,365,671	43,136,840	-	5,125,660	92,339,047	570,785,071	34,825,203
Fidelity Series Intrinsic Opportunities Fund	86,005,409	15,866,047	3,397,217	7,723,119	(231,037)	4,550,231	102,793,433	9,491,545
Fidelity Series Investment Grade Bond Fund	1,449,926	3,952,989	5,455,970	33,171	56,025	(2,970)	-	-
Fidelity Series Large Cap Stock Fund	587,217,101	106,212,478	39,901,890	37,976,919	5,377,542	104,064,327	762,969,558	28,791,304
Fidelity Series Large Cap Value Index Fund	179,468,286	35,280,975	4,311,354	-	1,063,816	17,366,541	228,868,264	12,595,942
Fidelity Series Long-Term Treasury Bond Index Fund	263,758,285	54,489,547	53,577,440	5,341,117	(16,788,326)	14,481,955	262,364,021	48,052,018
Fidelity Series Opportunistic Insights Fund	354,226,501	41,963,582	25,499,647	-	3,341,988	87,323,749	461,356,173	16,019,312
Fidelity Series Overseas Fund	454,693,246	59,547,152	11,286,062	-	3,232,318	58,012,430	564,199,084	34,762,729
Fidelity Series Real Estate Income Fund	5,988,460	706,618	141,788	182,268	3,672	135,670	6,692,632	656,140
Fidelity Series Select International Small Cap Fund	1,097,018	4,369,572	399,837	-	20,555	892,249	5,979,557	429,875
Fidelity Series Small Cap Core Fund	17,746,760	2,034,650	1,156,141	-	(7,927)	4,062,064	22,679,406	1,724,670
Fidelity Series Small Cap Discovery Fund	54,596,029	5,791,930	2,302,065	1,021,652	72,893	7,868,082	66,026,869	5,657,829
Fidelity Series Small Cap Opportunities Fund	120,430,725	13,591,696	7,666,867	2,450,159	508,360	21,875,130	148,739,044	9,431,772
Fidelity Series Stock Selector Large Cap Value Fund	399,052,081	79,167,131	9,647,156	-	1,226,272	40,307,270	510,105,598	34,235,275
Fidelity Series Value Discovery Fund	368,061,895	73,759,454	8,822,864	-	1,511,763	29,400,684	463,910,932	27,466,603
	6,000,891,818	855,937,740	413,052,810	69,096,952	22,083,128	1,131,588,500	7,597,448,376

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	420,929,682	420,929,682	-	-

Domestic Equity Funds	4,146,647,669	4,146,647,669	-	-

International Equity Funds	3,029,871,025	3,029,871,025	-	-

U.S. Treasury Obligations	20,495,414	-	20,495,414	-

Money Market Funds	11,915,295	11,915,295	-	-
Total Investments in Securities:	7,629,859,085	7,609,363,671	20,495,414	-
Derivative Instruments:

Assets
Futures Contracts	4,634,668	4,634,668	-	-
Total Assets	4,634,668	4,634,668	-	-

Liabilities
Futures Contracts	(2,211,660)	(2,211,660)	-	-
Total Liabilities	(2,211,660)	(2,211,660)	-	-
Total Derivative Instruments:	2,423,008	2,423,008	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	30,721	(2,211,660)
Total Equity Risk	30,721	(2,211,660)
Interest Rate Risk
Futures Contracts (a)	4,603,947	-
Total Interest Rate Risk	4,603,947	-
Total Value of Derivatives	4,634,668	(2,211,660)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2060 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $20,493,229)	$20,495,414
Fidelity Central Funds (cost $11,915,295)	11,915,295
Other affiliated issuers (cost $5,882,226,342)	7,597,448,376

Total Investment in Securities (cost $5,914,634,866)		$7,629,859,085
Receivable for investments sold		55,141,485
Receivable for fund shares sold		21,731,615
Distributions receivable from Fidelity Central Funds		44,082
Total assets		7,706,776,267
Liabilities
Payable for investments purchased	$59,741,172
Payable for fund shares redeemed	17,129,894
Accrued management fee	3,439,621
Payable for daily variation margin on futures contracts	636,100
Other payables and accrued expenses	26
Total liabilities		80,946,813
Net Assets		$7,625,829,454
Net Assets consist of:
Paid in capital		$5,910,069,025
Total accumulated earnings (loss)		1,715,760,429
Net Assets		$7,625,829,454

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2060 Fund :
Net Asset Value, offering price and redemption price per share ($920,767,484 ÷ 54,260,939 shares)		$16.97
Class K :
Net Asset Value, offering price and redemption price per share ($2,946,266,138 ÷ 174,209,979 shares)		$16.91
Class K6 :
Net Asset Value, offering price and redemption price per share ($3,758,795,832 ÷ 222,051,213 shares)		$16.93
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$16,715,138
Interest		448,442
Income from Fidelity Central Funds		234,613
Total income		17,398,193
Expenses
Management fee	$18,907,373
Independent trustees' fees and expenses	7,478
Miscellaneous	70
Total expenses before reductions	18,914,921
Expense reductions	(24)
Total expenses after reductions		18,914,897
Net Investment income (loss)		(1,516,704)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4,013)
Redemptions in-kind	34,774,097
Fidelity Central Funds	(459)
Other affiliated issuers	(12,690,969)
Futures contracts	(7,553,153)
Capital gain distributions from underlying funds:
Affiliated issuers	52,381,814
Total net realized gain (loss)		66,907,317
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,554
Affiliated issuers	1,131,588,500
Futures contracts	592,610
Total change in net unrealized appreciation (depreciation)		1,132,183,664
Net gain (loss)		1,199,090,981
Net increase (decrease) in net assets resulting from operations		$1,197,574,277
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,516,704)	$84,617,494
Net realized gain (loss)	66,907,317	335,995,366
Change in net unrealized appreciation (depreciation)	1,132,183,664	(102,887,482)
Net increase (decrease) in net assets resulting from operations	1,197,574,277	317,725,378
Distributions to shareholders	(138,746,418)	(135,576,854)

Share transactions - net increase (decrease)	533,046,072	255,053,316
Total increase (decrease) in net assets	1,591,873,931	437,201,840

Net Assets
Beginning of period	6,033,955,523	5,596,753,683
End of period	$7,625,829,454	$6,033,955,523

Financial Highlights
Fidelity Freedom® 2060 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.55	$14.07	$11.78	$13.92	$14.89	$9.87
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.18	.17	.23	.32	.13
Net realized and unrealized gain (loss)	2.76	.57	2.38	(1.20)	.22	5.43
Total from investment operations	2.75	.75	2.55	(.97)	.54	5.56
Distributions from net investment income	-	(.15)	(.16)	(.23)	(.33)	(.15)
Distributions from net realized gain	(.33)	(.12)	(.10)	(.94)	(1.18)	(.39)
Total distributions	(.33)	(.27)	(.26)	(1.17)	(1.51)	(.54)
Net asset value, end of period	$16.97	$14.55	$14.07	$11.78	$13.92	$14.89
Total Return C,D	19.27%	5.36%	21.90%	(6.66)%	3.21%	57.57%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70% G	.74% H	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.70 % G	.74% H	.75%	.75%	.75%	.75%
Expenses net of all reductions, if any	.70% G	.74% H	.75%	.75%	.75%	.75%
Net investment income (loss)	(.18)% G	1.27%	1.37%	2.03%	2.14%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$920,767	$711,582	$1,352,418	$1,234,246	$1,070,581	$891,301
Portfolio turnover rate I	9 % G,J	18% J	13% J	20% J	28%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2060 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.50	$14.07	$11.79	$13.92	$14.88	$9.86
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.20	.18	.25	.34	.14
Net realized and unrealized gain (loss)	2.75	.57	2.38	(1.21)	.22	5.43
Total from investment operations	2.74	.77	2.56	(.96)	.56	5.57
Distributions from net investment income	-	(.22)	(.18)	(.24)	(.34)	(.15)
Distributions from net realized gain	(.33)	(.12)	(.10)	(.94)	(1.18)	(.39)
Total distributions	(.33)	(.34)	(.28)	(1.17) C	(1.52)	(.55) C
Net asset value, end of period	$16.91	$14.50	$14.07	$11.79	$13.92	$14.88
Total Return D,E	19.26%	5.46%	21.98%	(6.53)%	3.35%	57.77%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.64% H	.64%	.65%	.64%	.64% I	.64%
Expenses net of fee waivers, if any	.64 % H	.64%	.65%	.64%	.64% I	.64%
Expenses net of all reductions, if any	.64% H	.64%	.65%	.64%	.64% I	.64%
Net investment income (loss)	(.13)% H	1.37%	1.48%	2.13%	2.24%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$2,946,266	$2,572,970	$2,554,115	$1,805,653	$1,829,608	$1,714,287
Portfolio turnover rate J	9 % H,K	18% K	13% K	20% K	28%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2060 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.50	$14.07	$11.78	$13.91	$14.87	$9.85
Income from Investment Operations
Net investment income (loss) A,B	.01	.23	.21	.26	.36	.16
Net realized and unrealized gain (loss)	2.75	.57	2.37	(1.20)	.22	5.43
Total from investment operations	2.76	.80	2.58	(.94)	.58	5.59
Distributions from net investment income	-	(.24)	(.20)	(.25)	(.36)	(.17)
Distributions from net realized gain	(.33)	(.12)	(.10)	(.94)	(1.18)	(.40)
Total distributions	(.33)	(.37) C	(.29) C	(1.19)	(1.54)	(.57)
Net asset value, end of period	$16.93	$14.50	$14.07	$11.78	$13.91	$14.87
Total Return D,E	19.40%	5.67%	22.23%	(6.40)%	3.51%	58.07%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45%	.45%	.49%	.49% I	.49%
Expenses net of fee waivers, if any	.45 % H	.45%	.45%	.49%	.49% I	.49%
Expenses net of all reductions, if any	.45% H	.45%	.45%	.49%	.49% I	.49%
Net investment income (loss)	.06% H	1.56%	1.67%	2.28%	2.39%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$3,758,796	$2,749,404	$1,690,221	$1,081,638	$759,404	$539,465
Portfolio turnover rate J	9 % H,K	18% K	13% K	20% K	28%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2065 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 5.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	143,169	1,122,444
Fidelity Series Emerging Markets Debt Fund (b)	1,548,420	12,975,760
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	361,234	3,565,378
Fidelity Series Floating Rate High Income Fund (b)	247,367	2,186,726
Fidelity Series High Income Fund (b)	1,424,116	12,731,594
Fidelity Series International Credit Fund (b)	4,639	39,620
Fidelity Series International Developed Markets Bond Index Fund (b)	2,115,027	18,443,034
Fidelity Series Long-Term Treasury Bond Index Fund (b)	15,985,925	87,283,150
Fidelity Series Real Estate Income Fund (b)	220,823	2,252,392
TOTAL BOND FUNDS (Cost $145,396,195)		140,600,098

Domestic Equity Funds - 54.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	3,622,951	52,170,488
Fidelity Series Blue Chip Growth Fund (b)	6,417,626	144,139,889
Fidelity Series Commodity Strategy Fund (b)	46,998	4,369,367
Fidelity Series Growth Company Fund (b)	9,008,310	258,268,259
Fidelity Series Intrinsic Opportunities Fund (b)	3,155,315	34,172,064
Fidelity Series Large Cap Stock Fund (b)	9,578,492	253,830,036
Fidelity Series Large Cap Value Index Fund (b)	4,190,126	76,134,594
Fidelity Series Opportunistic Insights Fund (b)	5,329,283	153,483,359
Fidelity Series Small Cap Core Fund (b)	572,770	7,531,928
Fidelity Series Small Cap Discovery Fund (b)	1,880,567	21,946,216
Fidelity Series Small Cap Opportunities Fund (b)	3,135,689	49,449,816
Fidelity Series Stock Selector Large Cap Value Fund (b)	11,389,420	169,702,358
Fidelity Series Value Discovery Fund (b)	9,137,576	154,333,664
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,111,179,867)		1,379,532,038

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	4,547,328	87,172,286
Fidelity Series Emerging Markets Fund (b)	5,548,625	64,031,131
Fidelity Series Emerging Markets Opportunities Fund (b)	10,789,895	257,662,681
Fidelity Series International Growth Fund (b)	9,174,728	189,458,129
Fidelity Series International Small Cap Fund (b)	1,475,937	29,976,287
Fidelity Series International Value Fund (b)	11,582,521	189,837,526
Fidelity Series Overseas Fund (b)	11,561,823	187,648,384
Fidelity Series Select International Small Cap Fund (b)	142,948	1,988,401
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $797,797,683)		1,007,774,825

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	880,000	878,514
US Treasury Bills 0% 10/2/2025 (d)	4.26 to 4.29	430,000	429,952
US Treasury Bills 0% 10/23/2025 (d)	4.29	1,240,000	1,236,948
US Treasury Bills 0% 10/30/2025 (d)	4.28	1,740,000	1,734,317
US Treasury Bills 0% 10/9/2025 (d)	4.30	1,110,000	1,108,998
US Treasury Bills 0% 11/28/2025 (d)	4.09 to 4.13	1,170,000	1,162,461
US Treasury Bills 0% 12/4/2025 (d)	4.06	20,000	19,861
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,570,364)			6,571,051

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $3,863,316)	4.21	3,862,544	3,863,316

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,064,807,425)	2,538,341,328
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,329,420)
NET ASSETS - 100.0%	2,537,011,908

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	201	12/19/2025	27,992,265	(64,059)	(64,059)
ICE MSCI Emerging Markets Index Contracts (United States)	14	12/19/2025	951,790	10,182	10,182

TOTAL EQUITY CONTRACTS					(53,877)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	184	12/19/2025	20,697,125	109,768	109,768
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	256	12/19/2025	29,464,000	8,661	8,661
CBOT US Treasury Long Bond Contracts (United States)	454	12/19/2025	52,933,563	1,403,546	1,403,546

TOTAL INTEREST RATE CONTRACTS					1,521,975

TOTAL PURCHASED					1,468,098

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	143	12/19/2025	48,182,063	(665,300)	(665,300)

TOTAL FUTURES CONTRACTS					802,798
The notional amount of futures purchased as a percentage of Net Assets is 5.2%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,241,088.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,095,344	26,745,924	29,977,803	73,143	(149)	-	3,863,316	3,862,544	0.0%
Total	7,095,344	26,745,924	29,977,803	73,143	(149)	-	3,863,316

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	921,652	201,852	15,979	11,858	393	14,526	1,122,444	143,169
Fidelity Series All-Sector Equity Fund	34,640,690	9,078,210	1,051,518	-	191,077	9,312,029	52,170,488	3,622,951
Fidelity Series Blue Chip Growth Fund	100,910,174	20,623,818	9,144,461	3,694,523	758,572	30,991,786	144,139,889	6,417,626
Fidelity Series Canada Fund	53,305,801	23,727,461	1,085,177	-	251,811	10,972,390	87,172,286	4,547,328
Fidelity Series Commodity Strategy Fund	3,762,896	692,552	62,446	60,670	1,006	(24,641)	4,369,367	46,998
Fidelity Series Emerging Markets Debt Fund	9,946,204	2,618,279	172,879	329,861	14,044	570,112	12,975,760	1,548,420
Fidelity Series Emerging Markets Debt Local Currency Fund	2,858,587	441,888	50,633	-	4,069	311,467	3,565,378	361,234
Fidelity Series Emerging Markets Fund	45,597,459	8,519,555	3,050,893	-	413,427	12,551,583	64,031,131	5,548,625
Fidelity Series Emerging Markets Opportunities Fund	182,499,111	33,098,420	7,231,493	-	1,061,296	48,235,347	257,662,681	10,789,895
Fidelity Series Floating Rate High Income Fund	1,820,069	397,289	31,483	80,635	378	473	2,186,726	247,367
Fidelity Series Growth Company Fund	183,877,288	30,307,924	24,948,138	-	1,619,949	67,411,236	258,268,259	9,008,310
Fidelity Series High Income Fund	10,097,183	2,304,800	176,058	370,767	9,544	496,125	12,731,594	1,424,116
Fidelity Series International Credit Fund	38,634	877	589	877	1	697	39,620	4,639
Fidelity Series International Developed Markets Bond Index Fund	17,471,844	4,195,336	3,464,370	177,234	(55,677)	295,901	18,443,034	2,115,027
Fidelity Series International Growth Fund	139,652,624	28,577,867	2,761,732	-	541,520	23,447,850	189,458,129	9,174,728
Fidelity Series International Small Cap Fund	24,417,583	2,261,767	1,880,093	-	120,155	5,056,875	29,976,287	1,475,937
Fidelity Series International Value Fund	147,103,022	23,676,903	12,285,865	-	1,011,906	30,331,560	189,837,526	11,582,521
Fidelity Series Intrinsic Opportunities Fund	26,542,263	7,138,482	873,094	2,536,210	84,055	1,280,358	34,172,064	3,155,315
Fidelity Series Investment Grade Bond Fund	470,636	1,180,304	1,663,776	8,039	13,816	(980)	-	-
Fidelity Series Large Cap Stock Fund	181,208,189	48,255,126	10,647,131	12,403,651	1,096,713	33,917,139	253,830,036	9,578,492
Fidelity Series Large Cap Value Index Fund	55,380,229	15,707,843	984,388	-	177,982	5,852,928	76,134,594	4,190,126
Fidelity Series Long-Term Treasury Bond Index Fund	81,396,922	23,327,308	16,883,112	1,717,290	(3,426,647)	2,868,679	87,283,150	15,985,925
Fidelity Series Opportunistic Insights Fund	109,305,433	22,159,128	7,035,354	-	957,006	28,097,146	153,483,359	5,329,283
Fidelity Series Overseas Fund	140,326,572	30,460,701	2,593,482	-	729,076	18,725,517	187,648,384	11,561,823
Fidelity Series Real Estate Income Fund	1,862,405	376,153	32,132	59,499	1,336	44,630	2,252,392	220,823
Fidelity Series Select International Small Cap Fund	337,911	1,647,809	294,951	-	13,251	284,381	1,988,401	142,948
Fidelity Series Small Cap Core Fund	5,476,751	1,073,729	334,291	-	(1,489)	1,317,228	7,531,928	572,770
Fidelity Series Small Cap Discovery Fund	16,870,706	3,092,035	587,756	325,146	32,480	2,538,751	21,946,216	1,880,567
Fidelity Series Small Cap Opportunities Fund	37,166,944	7,229,677	2,164,303	804,616	147,189	7,070,309	49,449,816	3,135,689
Fidelity Series Stock Selector Large Cap Value Fund	123,163,088	35,175,931	2,206,155	-	276,090	13,293,404	169,702,358	11,389,420
Fidelity Series Value Discovery Fund	113,587,449	32,647,236	2,017,222	-	174,362	9,941,839	154,333,664	9,137,576
	1,852,016,319	420,196,260	115,730,954	22,580,876	6,218,691	365,206,645	2,527,906,961

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	140,600,098	140,600,098	-	-

Domestic Equity Funds	1,379,532,038	1,379,532,038	-	-

International Equity Funds	1,007,774,825	1,007,774,825	-	-

U.S. Treasury Obligations	6,571,051	-	6,571,051	-

Money Market Funds	3,863,316	3,863,316	-	-
Total Investments in Securities:	2,538,341,328	2,531,770,277	6,571,051	-
Derivative Instruments:

Assets
Futures Contracts	1,532,157	1,532,157	-	-
Total Assets	1,532,157	1,532,157	-	-

Liabilities
Futures Contracts	(729,359)	(729,359)	-	-
Total Liabilities	(729,359)	(729,359)	-	-
Total Derivative Instruments:	802,798	802,798	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	10,182	(729,359)
Total Equity Risk	10,182	(729,359)
Interest Rate Risk
Futures Contracts (a)	1,521,975	-
Total Interest Rate Risk	1,521,975	-
Total Value of Derivatives	1,532,157	(729,359)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2065 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $6,570,364)	$6,571,051
Fidelity Central Funds (cost $3,863,316)	3,863,316
Other affiliated issuers (cost $2,054,373,745)	2,527,906,961

Total Investment in Securities (cost $2,064,807,425)		$2,538,341,328
Receivable for investments sold		18,712,534
Receivable for fund shares sold		8,015,355
Distributions receivable from Fidelity Central Funds		14,123
Total assets		2,565,083,340
Liabilities
Payable for investments purchased	$21,393,554
Payable for fund shares redeemed	5,332,968
Accrued management fee	1,135,106
Payable for daily variation margin on futures contracts	209,800
Other payables and accrued expenses	4
Total liabilities		28,071,432
Net Assets		$2,537,011,908
Net Assets consist of:
Paid in capital		$2,064,631,389
Total accumulated earnings (loss)		472,380,519
Net Assets		$2,537,011,908

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2065 Fund :
Net Asset Value, offering price and redemption price per share ($293,751,307 ÷ 18,980,579 shares)		$15.48
Class K :
Net Asset Value, offering price and redemption price per share ($983,548,870 ÷ 63,678,435 shares)		$15.45
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,259,711,731 ÷ 81,241,742 shares)		$15.51
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$5,425,408
Interest		142,029
Income from Fidelity Central Funds		73,143
Total income		5,640,580
Expenses
Management fee	$6,051,843
Independent trustees' fees and expenses	2,366
Total expenses before reductions	6,054,209
Expense reductions	(46)
Total expenses after reductions		6,054,163
Net Investment income (loss)		(413,583)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,339)
Redemptions in-kind	8,006,069
Fidelity Central Funds	(149)
Other affiliated issuers	(1,787,378)
Futures contracts	(2,373,878)
Capital gain distributions from underlying funds:
Affiliated issuers	17,155,468
Total net realized gain (loss)		20,998,793
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	811
Affiliated issuers	365,206,645
Futures contracts	246,330
Total change in net unrealized appreciation (depreciation)		365,453,786
Net gain (loss)		386,452,579
Net increase (decrease) in net assets resulting from operations		$386,038,996
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(413,583)	$25,038,755
Net realized gain (loss)	20,998,793	98,721,258
Change in net unrealized appreciation (depreciation)	365,453,786	(41,335,862)
Net increase (decrease) in net assets resulting from operations	386,038,996	82,424,151
Distributions to shareholders	(40,963,995)	(46,122,925)

Share transactions - net increase (decrease)	329,774,360	399,555,488
Total increase (decrease) in net assets	674,849,361	435,856,714

Net Assets
Beginning of period	1,862,162,547	1,426,305,833
End of period	$2,537,011,908	$1,862,162,547

Financial Highlights
Fidelity Freedom® 2065 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.25	$12.87	$10.78	$12.53	$13.10	$8.52
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.18	.16	.22	.30	.12
Net realized and unrealized gain (loss)	2.52	.50	2.17	(1.09)	.17	4.74
Total from investment operations	2.51	.68	2.33	(.87)	.47	4.86
Distributions from net investment income	-	(.14)	(.15)	(.20)	(.28)	(.13)
Distributions from net realized gain	(.28)	(.17)	(.09)	(.68)	(.76)	(.15)
Total distributions	(.28)	(.30) C	(.24)	(.88)	(1.04)	(.28)
Net asset value, end of period	$15.48	$13.25	$12.87	$10.78	$12.53	$13.10
Total Return D,E	19.31%	5.34%	21.89%	(6.64)%	3.25%	57.49%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H	.74% I	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.70 % H	.74% I	.75%	.75%	.75%	.75%
Expenses net of all reductions, if any	.70% H	.74% I	.75%	.75%	.75%	.75%
Net investment income (loss)	(.18)% H	1.33%	1.42%	2.09%	2.24%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$293,751	$207,693	$348,066	$249,369	$143,463	$68,876
Portfolio turnover rate J	8 % H,K	16% K	12% K	17% K	23%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2065 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.22	$12.89	$10.80	$12.54	$13.11	$8.52
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.19	.17	.23	.31	.14
Net realized and unrealized gain (loss)	2.52	.50	2.18	(1.08)	.17	4.74
Total from investment operations	2.51	.69	2.35	(.85)	.48	4.88
Distributions from net investment income	-	(.20)	(.17)	(.21)	(.29)	(.13)
Distributions from net realized gain	(.28)	(.17)	(.09)	(.68)	(.76)	(.16)
Total distributions	(.28)	(.36) C	(.26)	(.89)	(1.05)	(.29)
Net asset value, end of period	$15.45	$13.22	$12.89	$10.80	$12.54	$13.11
Total Return D,E	19.36%	5.41%	22.02%	(6.49)%	3.30%	57.72%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.64% H	.64%	.65%	.64%	.64% I	.64%
Expenses net of fee waivers, if any	.64 % H	.64%	.65%	.64%	.64% I	.64%
Expenses net of all reductions, if any	.64% H	.64%	.65%	.64%	.64% I	.64%
Net investment income (loss)	(.12)% H	1.43%	1.53%	2.19%	2.34%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$983,549	$778,756	$620,120	$326,070	$213,091	$113,107
Portfolio turnover rate J	8 % H,K	16% K	12% K	17% K	23%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2065 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.26	$12.92	$10.82	$12.56	$13.13	$8.53
Income from Investment Operations
Net investment income (loss) A,B	- C	.22	.20	.25	.33	.15
Net realized and unrealized gain (loss)	2.53	.51	2.17	(1.08)	.17	4.75
Total from investment operations	2.53	.73	2.37	(.83)	.50	4.90
Distributions from net investment income	-	(.22)	(.18)	(.22)	(.31)	(.14)
Distributions from net realized gain	(.28)	(.17)	(.09)	(.69)	(.76)	(.16)
Total distributions	(.28)	(.39)	(.27)	(.91)	(1.07)	(.30)
Net asset value, end of period	$15.51	$13.26	$12.92	$10.82	$12.56	$13.13
Total Return D,E	19.45%	5.66%	22.20%	(6.32)%	3.43%	57.93%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.45% H	.45%	.46%	.49%	.49% I	.49%
Expenses net of fee waivers, if any	.45 % H	.45%	.45%	.49%	.49% I	.49%
Expenses net of all reductions, if any	.45% H	.45%	.45%	.49%	.49% I	.49%
Net investment income (loss)	.07% H	1.62%	1.72%	2.34%	2.49%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$1,259,712	$875,713	$458,119	$221,052	$106,193	$43,461
Portfolio turnover rate J	8 % H,K	16% K	12% K	17% K	23%	13%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2070 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 5.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	3,905	30,613
Fidelity Series Emerging Markets Debt Fund (a)	88,662	742,991
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	20,319	200,545
Fidelity Series Floating Rate High Income Fund (a)	10,058	88,917
Fidelity Series High Income Fund (a)	81,169	725,650
Fidelity Series International Developed Markets Bond Index Fund (a)	114,768	1,000,774
Fidelity Series Long-Term Treasury Bond Index Fund (a)	916,868	5,006,103
Fidelity Series Real Estate Income Fund (a)	8,717	88,916
TOTAL BOND FUNDS (Cost $7,724,502)		7,884,509

Domestic Equity Funds - 54.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	208,114	2,996,835
Fidelity Series Blue Chip Growth Fund (a)	367,812	8,261,049
Fidelity Series Commodity Strategy Fund (a)	2,510	233,313
Fidelity Series Growth Company Fund (a)	516,423	14,805,846
Fidelity Series Intrinsic Opportunities Fund (a)	179,801	1,947,245
Fidelity Series Large Cap Stock Fund (a)	549,465	14,560,819
Fidelity Series Large Cap Value Index Fund (a)	240,564	4,371,052
Fidelity Series Opportunistic Insights Fund (a)	305,792	8,806,813
Fidelity Series Small Cap Core Fund (a)	32,925	432,965
Fidelity Series Small Cap Discovery Fund (a)	107,358	1,252,865
Fidelity Series Small Cap Opportunities Fund (a)	178,548	2,815,699
Fidelity Series Stock Selector Large Cap Value Fund (a)	653,523	9,737,490
Fidelity Series Value Discovery Fund (a)	524,364	8,856,501
TOTAL DOMESTIC EQUITY FUNDS (Cost $72,130,498)		79,078,492

International Equity Funds - 39.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	262,598	5,034,012
Fidelity Series Emerging Markets Fund (a)	318,008	3,669,807
Fidelity Series Emerging Markets Opportunities Fund (a)	614,927	14,684,468
Fidelity Series International Growth Fund (a)	526,373	10,869,611
Fidelity Series International Small Cap Fund (a)	85,408	1,734,641
Fidelity Series International Value Fund (a)	662,421	10,857,084
Fidelity Series Overseas Fund (a)	671,204	10,893,640
Fidelity Series Select International Small Cap Fund (a)	8,131	113,108
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $50,841,587)		57,856,371

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $130,696,587)	144,819,372
NET OTHER ASSETS (LIABILITIES) - 0.4%	576,189
NET ASSETS - 100.0%	145,395,561

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	10	12/19/2025	1,392,650	(115)	(115)
ICE MSCI Emerging Markets Index Contracts (United States)	2	12/19/2025	135,970	15	15

TOTAL EQUITY CONTRACTS					(100)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	10	12/19/2025	1,124,844	(952)	(952)
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	15	12/19/2025	1,726,406	(1,970)	(1,970)
CBOT US Treasury Long Bond Contracts (United States)	26	12/19/2025	3,031,438	(5,728)	(5,728)

TOTAL INTEREST RATE CONTRACTS					(8,650)

TOTAL PURCHASED					(8,750)

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	8	12/19/2025	2,695,500	162	162

TOTAL FUTURES CONTRACTS					(8,588)
The notional amount of futures purchased as a percentage of Net Assets is 5.2%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,006	25,837	504	100	(1)	275	30,613	3,905
Fidelity Series All-Sector Equity Fund	939,967	1,760,972	99,082	-	(441)	395,419	2,996,835	208,114
Fidelity Series Blue Chip Growth Fund	2,621,943	4,830,445	445,764	192,496	(651)	1,255,076	8,261,049	367,812
Fidelity Series Canada Fund	1,510,377	3,250,347	178,515	-	2,193	449,610	5,034,012	262,598
Fidelity Series Commodity Strategy Fund	-	233,315	-	-	-	(2)	233,313	2,510
Fidelity Series Emerging Markets Debt Fund	-	742,996	-	2	-	(5)	742,991	88,662
Fidelity Series Emerging Markets Debt Local Currency Fund	-	200,543	-	-	-	2	200,545	20,319
Fidelity Series Emerging Markets Fund	1,278,629	2,087,619	289,711	-	516	592,754	3,669,807	318,008
Fidelity Series Emerging Markets Opportunities Fund	5,117,536	8,453,540	1,121,258	-	(1,489)	2,236,139	14,684,468	614,927
Fidelity Series Floating Rate High Income Fund	-	88,917	-	-	-	-	88,917	10,058
Fidelity Series Government Money Market Fund	-	2,804,037	2,804,037	31,033	-	-	-	-
Fidelity Series Growth Company Fund	4,728,357	8,047,519	841,808	-	(2,433)	2,874,211	14,805,846	516,423
Fidelity Series High Income Fund	-	725,646	-	2	-	4	725,650	81,169
Fidelity Series International Developed Markets Bond Index Fund	-	1,029,368	28,980	-	366	20	1,000,774	114,768
Fidelity Series International Growth Fund	3,997,046	6,888,990	1,090,619	-	10,434	1,063,760	10,869,611	526,373
Fidelity Series International Small Cap Fund	657,520	950,587	65,088	-	5,012	186,610	1,734,641	85,408
Fidelity Series International Value Fund	3,971,874	6,812,465	1,358,430	-	19,064	1,412,111	10,857,084	662,421
Fidelity Series Intrinsic Opportunities Fund	673,718	1,290,255	58,781	124,899	2,113	39,940	1,947,245	179,801
Fidelity Series Investment Grade Bond Fund	19,937	120,258	141,210	487	1,003	12	-	-
Fidelity Series Large Cap Stock Fund	4,660,352	9,104,104	577,935	574,414	6,076	1,368,222	14,560,819	549,465
Fidelity Series Large Cap Value Index Fund	1,410,001	2,796,867	122,498	-	1,554	285,128	4,371,052	240,564
Fidelity Series Long-Term Treasury Bond Index Fund	3,426,573	5,930,773	4,444,748	113,685	12,143	81,362	5,006,103	916,868
Fidelity Series Opportunistic Insights Fund	2,835,428	5,217,761	391,455	-	5,184	1,139,895	8,806,813	305,792
Fidelity Series Overseas Fund	3,979,827	6,974,157	854,257	-	8,632	785,281	10,893,640	671,204
Fidelity Series Real Estate Income Fund	-	88,916	-	-	-	-	88,916	8,717
Fidelity Series Select International Small Cap Fund	8,733	172,304	83,395	-	3,959	11,507	113,108	8,131
Fidelity Series Small Cap Core Fund	163,916	243,450	32,434	-	(5,257)	63,290	432,965	32,925
Fidelity Series Small Cap Discovery Fund	429,666	755,751	41,729	12,623	(32)	109,209	1,252,865	107,358
Fidelity Series Small Cap Opportunities Fund	943,496	1,673,365	98,624	39,629	(1,792)	299,254	2,815,699	178,548
Fidelity Series Stock Selector Large Cap Value Fund	3,151,681	6,225,081	273,130	-	(7,200)	641,058	9,737,490	653,523
Fidelity Series Value Discovery Fund	2,882,958	5,794,979	298,844	-	607	476,801	8,856,501	524,364
	49,414,541	95,321,164	15,742,836	1,089,370	59,560	15,766,943	144,819,372

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	7,884,509	7,884,509	-	-

Domestic Equity Funds	79,078,492	79,078,492	-	-

International Equity Funds	57,856,371	57,856,371	-	-
Total Investments in Securities:	144,819,372	144,819,372	-	-
Derivative Instruments:

Assets
Futures Contracts	177	177	-	-
Total Assets	177	177	-	-

Liabilities
Futures Contracts	(8,765)	(8,765)	-	-
Total Liabilities	(8,765)	(8,765)	-	-
Total Derivative Instruments:	(8,588)	(8,588)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	177	(115)
Total Equity Risk	177	(115)
Interest Rate Risk
Futures Contracts (a)	-	(8,650)
Total Interest Rate Risk	-	(8,650)
Total Value of Derivatives	177	(8,765)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2070 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $130,696,587)	$144,819,372

Total Investment in Securities (cost $130,696,587)		$144,819,372
Receivable for investments sold		7,682,189
Receivable for fund shares sold		693,779
Total assets		153,195,340
Liabilities
Payable for investments purchased	$7,632,377
Payable for fund shares redeemed	95,644
Accrued management fee	63,171
Payable for daily variation margin on futures contracts	8,587
Total liabilities		7,799,779
Net Assets		$145,395,561
Net Assets consist of:
Paid in capital		$130,493,819
Total accumulated earnings (loss)		14,901,742
Net Assets		$145,395,561

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2070 Fund :
Net Asset Value, offering price and redemption price per share ($25,126,712 ÷ 2,076,253 shares)		$12.10
Class K :
Net Asset Value, offering price and redemption price per share ($52,558,113 ÷ 4,341,569 shares)		$12.11
Class K6 :
Net Asset Value, offering price and redemption price per share ($67,710,736 ÷ 5,582,703 shares)		$12.13
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$269,397
Expenses
Management fee	$263,895
Independent trustees' fees and expenses	87
Total expenses		263,982
Net Investment income (loss)		5,415
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	154,852
Affiliated issuers	(95,292)
Capital gain distributions from underlying funds:
Affiliated issuers	819,973
Total net realized gain (loss)		879,533
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	15,766,943
Futures contracts	(8,588)
Total change in net unrealized appreciation (depreciation)		15,758,355
Net gain (loss)		16,637,888
Net increase (decrease) in net assets resulting from operations		$16,643,303
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	For the period June 28, 2024 (commencement of operations) through March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,415	$126,221
Net realized gain (loss)	879,533	313,931
Change in net unrealized appreciation (depreciation)	15,758,355	(1,644,158)
Net increase (decrease) in net assets resulting from operations	16,643,303	(1,204,006)
Distributions to shareholders	(337,750)	(170,346)

Share transactions - net increase (decrease)	79,697,998	50,766,362
Total increase (decrease) in net assets	96,003,551	49,392,010

Net Assets
Beginning of period	49,392,010	-
End of period	$145,395,561	$49,392,010

Financial Highlights
Fidelity Freedom® 2070 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.22	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.08
Net realized and unrealized gain (loss)	1.94	.26 D
Total from investment operations	1.93	.34
Distributions from net investment income	-	(.10)
Distributions from net realized gain	(.05)	(.02)
Total distributions	(.05)	(.12)
Net asset value, end of period	$12.10	$10.22
Total Return E	18.95%	3.35%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H	.76% H,I
Expenses net of fee waivers, if any	.70 % H	.76% H,I
Expenses net of all reductions, if any	.70% H	.76% H,I
Net investment income (loss)	(.12)% H	1.06% H
Supplemental Data
Net assets, end of period (000 omitted)	$25,127	$11,485
Portfolio turnover rate J,K	31 % H	23% H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2070 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.23	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.09
Net realized and unrealized gain (loss)	1.93	.26 E
Total from investment operations	1.93	.35
Distributions from net investment income	-	(.11)
Distributions from net realized gain	(.05)	(.02)
Total distributions	(.05)	(.12) F
Net asset value, end of period	$12.11	$10.23
Total Return G	18.94%	3.53%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.64% J	.67% J,K
Expenses net of fee waivers, if any	.64 % J	.67% J,K
Expenses net of all reductions, if any	.64% J	.67% J,K
Net investment income (loss)	(.07)% J	1.15% J
Supplemental Data
Net assets, end of period (000 omitted)	$52,558	$17,389
Portfolio turnover rate L,M	31 % J	23% J

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2070 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.24	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.11
Net realized and unrealized gain (loss)	1.94	.25 D
Total from investment operations	1.95	.36
Distributions from net investment income	-	(.11)
Distributions from net realized gain	(.06)	(.02)
Total distributions	(.06)	(.12) E
Net asset value, end of period	$12.13	$10.24
Total Return F	19.09%	3.64%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.45% I	.46% I,J
Expenses net of fee waivers, if any	.45 % I	.46% I,J
Expenses net of all reductions, if any	.45% I	.46% I,J
Net investment income (loss)	.12% I	1.35% I
Supplemental Data
Net assets, end of period (000 omitted)	$67,711	$20,518
Portfolio turnover rate K,L	31 % I	23% I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended September 30, 2025

1. Organization.
Fidelity Freedom Retirement Fund (formerly Fidelity Freedom Income Fund), Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, Fidelity Freedom 2065 Fund and Fidelity Freedom 2070 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Fidelity Freedom, Class K and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity U.S. equity funds, international equity funds, bond funds, and short-term funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Freedom 2025 Fund	422,430
Fidelity Freedom 2030 Fund	507,349
Fidelity Freedom 2035 Fund	297,265
Fidelity Freedom 2040 Fund	265,274
Fidelity Freedom 2045 Fund	218,778

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), future contracts, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Freedom Retirement Fund	2,238,796,627	249,899,335	(85,903,934)	163,995,401
Fidelity Freedom 2010 Fund	2,886,337,751	439,388,095	(173,272,436)	266,115,659
Fidelity Freedom 2015 Fund	3,822,744,962	807,428,063	(235,533,381)	571,894,682
Fidelity Freedom 2020 Fund	10,848,285,857	2,937,678,445	(798,549,738)	2,139,128,707
Fidelity Freedom 2025 Fund	16,387,471,412	5,174,074,227	(1,258,502,710)	3,915,571,517
Fidelity Freedom 2030 Fund	26,073,525,543	8,992,908,923	(1,584,437,846)	7,408,471,077
Fidelity Freedom 2035 Fund	23,111,796,792	8,855,711,382	(934,135,951)	7,921,575,431
Fidelity Freedom 2040 Fund	22,247,017,959	10,608,448,060	(554,584,018)	10,053,864,042
Fidelity Freedom 2045 Fund	16,792,623,849	7,714,295,277	(259,877,060)	7,454,418,217
Fidelity Freedom 2050 Fund	15,343,383,259	6,797,596,313	(218,453,449)	6,579,142,864
Fidelity Freedom 2055 Fund	10,451,731,892	3,718,402,327	(147,004,761)	3,571,397,566
Fidelity Freedom 2060 Fund	5,973,091,978	1,735,260,060	(76,069,945)	1,659,190,115
Fidelity Freedom 2065 Fund	2,083,170,533	475,181,164	(19,207,571)	455,973,593
Fidelity Freedom 2070 Fund	130,904,212	13,998,500	(91,928)	13,906,572

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Freedom Retirement Fund	(23,177,426)	(42,907,537)	(66,084,963)

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2025 to March 31, 2025. Loss deferrals were as follows:

Ordinary losses ($)
Fidelity Freedom 2045 Fund	(667,097)
Fidelity Freedom 2050 Fund	(488,545)

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Freedom Retirement Fund
Equity Risk
Futures Contracts	(5,008,482)	916,368
Total Equity Risk	(5,008,482)	916,368
Interest Rate Risk
Futures Contracts	2,492,563	(1,297,094)
Total Interest Rate Risk	2,492,563	(1,297,094)
Totals	(2,515,919)	(380,726)
Fidelity Freedom 2010 Fund
Equity Risk
Futures Contracts	(7,309,819)	1,235,875
Total Equity Risk	(7,309,819)	1,235,875
Interest Rate Risk
Futures Contracts	3,300,213	(1,729,422)
Total Interest Rate Risk	3,300,213	(1,729,422)
Totals	(4,009,606)	(493,547)
Fidelity Freedom 2015 Fund
Equity Risk
Futures Contracts	(10,313,647)	1,656,175
Total Equity Risk	(10,313,647)	1,656,175
Interest Rate Risk
Futures Contracts	4,565,895	(2,398,296)
Total Interest Rate Risk	4,565,895	(2,398,296)
Totals	(5,747,752)	(742,121)
Fidelity Freedom 2020 Fund
Equity Risk
Futures Contracts	(29,326,440)	4,312,240
Total Equity Risk	(29,326,440)	4,312,240
Interest Rate Risk
Futures Contracts	13,340,031	(6,951,919)
Total Interest Rate Risk	13,340,031	(6,951,919)
Totals	(15,986,409)	(2,639,679)
Fidelity Freedom 2025 Fund
Equity Risk
Futures Contracts	(44,296,699)	6,470,088
Total Equity Risk	(44,296,699)	6,470,088
Interest Rate Risk
Futures Contracts	20,389,761	(10,451,469)
Total Interest Rate Risk	20,389,761	(10,451,469)
Totals	(23,906,938)	(3,981,381)
Fidelity Freedom 2030 Fund
Equity Risk
Futures Contracts	(70,544,734)	10,251,663
Total Equity Risk	(70,544,734)	10,251,663
Interest Rate Risk
Futures Contracts	32,386,579	(15,944,629)
Total Interest Rate Risk	32,386,579	(15,944,629)
Totals	(38,158,155)	(5,692,966)
Fidelity Freedom 2035 Fund
Equity Risk
Futures Contracts	(64,241,030)	7,360,220
Total Equity Risk	(64,241,030)	7,360,220
Interest Rate Risk
Futures Contracts	29,152,222	(13,908,152)
Total Interest Rate Risk	29,152,222	(13,908,152)
Totals	(35,088,808)	(6,547,932)
Fidelity Freedom 2040 Fund
Equity Risk
Futures Contracts	(63,149,469)	5,406,191
Total Equity Risk	(63,149,469)	5,406,191
Interest Rate Risk
Futures Contracts	29,743,238	(13,838,496)
Total Interest Rate Risk	29,743,238	(13,838,496)
Totals	(33,406,231)	(8,432,305)
Fidelity Freedom 2045 Fund
Equity Risk
Futures Contracts	(37,403,459)	5,504,158
Total Equity Risk	(37,403,459)	5,504,158
Interest Rate Risk
Futures Contracts	12,280,545	(3,761,618)
Total Interest Rate Risk	12,280,545	(3,761,618)
Totals	(25,122,914)	1,742,540
Fidelity Freedom 2050 Fund
Equity Risk
Futures Contracts	(33,666,586)	4,871,942
Total Equity Risk	(33,666,586)	4,871,942
Interest Rate Risk
Futures Contracts	11,072,981	(3,366,112)
Total Interest Rate Risk	11,072,981	(3,366,112)
Totals	(22,593,605)	1,505,830
Fidelity Freedom 2055 Fund
Equity Risk
Futures Contracts	(21,214,184)	2,989,698
Total Equity Risk	(21,214,184)	2,989,698
Interest Rate Risk
Futures Contracts	6,941,276	(1,982,655)
Total Interest Rate Risk	6,941,276	(1,982,655)
Totals	(14,272,908)	1,007,043
Fidelity Freedom 2060 Fund
Equity Risk
Futures Contracts	(11,230,270)	1,510,850
Total Equity Risk	(11,230,270)	1,510,850
Interest Rate Risk
Futures Contracts	3,677,117	(918,240)
Total Interest Rate Risk	3,677,117	(918,240)
Totals	(7,553,153)	592,610
Fidelity Freedom 2065 Fund
Equity Risk
Futures Contracts	(3,496,687)	424,977
Total Equity Risk	(3,496,687)	424,977
Interest Rate Risk
Futures Contracts	1,122,809	(178,647)
Total Interest Rate Risk	1,122,809	(178,647)
Totals	(2,373,878)	246,330
Fidelity Freedom 2070 Fund
Equity Risk
Futures Contracts	-	62
Total Equity Risk	-	62
Interest Rate Risk
Futures Contracts	-	(8,650)
Total Interest Rate Risk	-	(8,650)
Totals	-	(8,588)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Retirement Fund	158,057,064	209,646,675
Fidelity Freedom 2010 Fund	197,198,533	325,854,734
Fidelity Freedom 2015 Fund	256,212,159	484,134,636
Fidelity Freedom 2020 Fund	788,956,289	1,491,526,831
Fidelity Freedom 2025 Fund	1,174,250,966	2,033,955,993
Fidelity Freedom 2030 Fund	2,028,725,803	2,201,261,588
Fidelity Freedom 2035 Fund	2,231,320,217	1,785,373,433
Fidelity Freedom 2040 Fund	2,116,124,326	1,656,554,831
Fidelity Freedom 2045 Fund	1,629,532,600	988,706,297
Fidelity Freedom 2050 Fund	1,546,092,548	893,331,943
Fidelity Freedom 2055 Fund	1,234,825,396	571,523,702
Fidelity Freedom 2060 Fund	855,937,740	292,935,028
Fidelity Freedom 2065 Fund	420,196,260	84,135,913
Fidelity Freedom 2070 Fund	95,321,164	14,825,411

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Freedom Retirement Fund	1,217,316	1,308,481	1,308,481	13,255,739
Fidelity Freedom 2010 Fund	990,199	1,564,619	1,564,619	14,105,766
Fidelity Freedom 2015 Fund	1,451,166	2,754,828	2,754,828	16,959,645
Fidelity Freedom 2020 Fund	4,988,995	13,655,902	13,655,902	73,306,162
Fidelity Freedom 2025 Fund	11,863,210	37,721,071	37,721,071	165,471,105
Fidelity Freedom 2030 Fund	18,952,366	91,981,422	91,981,422	343,834,486
Fidelity Freedom 2035 Fund	20,252,416	98,960,979	98,960,979	327,428,744
Fidelity Freedom 2040 Fund	27,895,036	119,886,868	119,886,868	333,565,144
Fidelity Freedom 2045 Fund	19,901,139	106,063,082	106,063,082	278,649,853
Fidelity Freedom 2050 Fund	18,330,475	98,591,578	98,591,578	260,932,804
Fidelity Freedom 2055 Fund	12,179,493	65,532,632	65,532,632	201,122,267
Fidelity Freedom 2060 Fund	7,986,621	34,774,097	34,774,097	121,016,655
Fidelity Freedom 2065 Fund	2,296,090	8,006,069	8,006,069	31,895,784
Fidelity Freedom 2070 Fund	83,030	154,852	154,852	924,824

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Freedom Income Fund	8,241,726	7,251,615	88,414,409
Fidelity Freedom 2010 Fund	7,159,720	10,455,909	102,213,206
Fidelity Freedom 2015 Fund	9,921,244	17,878,429	116,257,930
Fidelity Freedom 2020 Fund	33,863,806	92,534,754	502,153,752
Fidelity Freedom 2025 Fund	74,683,844	248,772,731	1,048,428,145
Fidelity Freedom 2030 Fund	96,995,926	471,932,954	1,747,801,722
Fidelity Freedom 2035 Fund	98,313,666	491,506,413	1,576,928,849
Fidelity Freedom 2040 Fund	145,621,117	624,783,532	1,721,250,755
Fidelity Freedom 2045 Fund	92,771,453	489,882,541	1,274,264,724
Fidelity Freedom 2050 Fund	91,342,400	479,703,385	1,271,142,369
Fidelity Freedom 2055 Fund	52,076,530	272,866,421	837,899,580
Fidelity Freedom 2060 Fund	31,064,960	131,300,560	457,605,812
Fidelity Freedom 2065 Fund	10,986,163	37,436,437	147,897,617
Fidelity Freedom 2070 Fund	54,439	29,667	570,565
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Freedom 2065 Fund and Fidelity Freedom 2070 Fund, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Effective June 1, 2025, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Fidelity Freedom Class)	Annual % of Class-Level Average Net Assets (Classes K, K6)
Fidelity Freedom Retirement Fund	.46%	.415%
Fidelity Freedom 2010 Fund	.46%	.415%
Fidelity Freedom 2015 Fund	.50%	.448%
Fidelity Freedom 2020 Fund	.55%	.482%
Fidelity Freedom 2025 Fund	.59%	.517%
Fidelity Freedom 2030 Fund	.61%	.552%
Fidelity Freedom 2035 Fund	.64%	.587%
Fidelity Freedom 2040 Fund	.66%	.622%
Fidelity Freedom 2045 Fund	.68%	.643%
Fidelity Freedom 2050 Fund	.68%	.643%
Fidelity Freedom 2055 Fund	.68%	.643%
Fidelity Freedom 2060 Fund	.68%	.643%
Fidelity Freedom 2065 Fund	.68%	.643%
Fidelity Freedom 2070 Fund	.68%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Freedom Retirement Fund	.24%
Fidelity Freedom 2010 Fund	.24%
Fidelity Freedom 2015 Fund	.26%
Fidelity Freedom 2020 Fund	.28%
Fidelity Freedom 2025 Fund	.32%
Fidelity Freedom 2030 Fund	.36%
Fidelity Freedom 2035 Fund	.39%
Fidelity Freedom 2040 Fund	.43%
Fidelity Freedom 2045 Fund	.45%
Fidelity Freedom 2050 Fund	.45%
Fidelity Freedom 2055 Fund	.45%
Fidelity Freedom 2060 Fund	.45%
Fidelity Freedom 2065 Fund	.45%
Fidelity Freedom 2070 Fund	.45%

For the period April 1, 2025 through May 31, 2025, the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Fidelity Freedom Class)	Annual % of Class-Level Average Net Assets (Classes K, K6)
Fidelity Freedom Retirement Fund	.465%	.415%
Fidelity Freedom 2010 Fund	.465%	.415%
Fidelity Freedom 2015 Fund	.508%	.448%
Fidelity Freedom 2020 Fund	.550%	.482%
Fidelity Freedom 2025 Fund	.593%	.517%
Fidelity Freedom 2030 Fund	.635%	.552%
Fidelity Freedom 2035 Fund	.678%	.587%
Fidelity Freedom 2040 Fund	.720%	.622%
Fidelity Freedom 2045 Fund	.746%	.643%
Fidelity Freedom 2050 Fund	.746%	.643%
Fidelity Freedom 2055 Fund	.746%	.643%
Fidelity Freedom 2060 Fund	.746%	.643%
Fidelity Freedom 2065 Fund	.746%	.643%
Fidelity Freedom 2070 Fund	.746%	.643%

For the period April 1, 2025 through May 31, 2025, under the expense contract, the investment adviser paid class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses did not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Freedom Retirement Fund	.24%
Fidelity Freedom 2010 Fund	.24%
Fidelity Freedom 2015 Fund	.26%
Fidelity Freedom 2020 Fund	.28%
Fidelity Freedom 2025 Fund	.32%
Fidelity Freedom 2030 Fund	.36%
Fidelity Freedom 2035 Fund	.39%
Fidelity Freedom 2040 Fund	.43%
Fidelity Freedom 2045 Fund	.45%
Fidelity Freedom 2050 Fund	.45%
Fidelity Freedom 2055 Fund	.45%
Fidelity Freedom 2060 Fund	.45%
Fidelity Freedom 2065 Fund	.45%
Fidelity Freedom 2070 Fund	.45%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Freedom Retirement Fund	230
Fidelity Freedom 2010 Fund	28
Fidelity Freedom 2015 Fund	12
Fidelity Freedom 2020 Fund	66
Fidelity Freedom 2030 Fund	5
Fidelity Freedom 2040 Fund	3
Fidelity Freedom 2045 Fund	19
Fidelity Freedom 2050 Fund	19
Fidelity Freedom 2055 Fund	30
Fidelity Freedom 2060 Fund	24
Fidelity Freedom 2065 Fund	46
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2025	Year ended March 31, 2025
Fidelity Freedom Retirement Fund
Distributions to shareholders
Fidelity Freedom Retirement Fund	$15,535,148	$41,855,116
Class K	7,492,595	20,386,722
Class K6	6,379,856	13,341,577
Total	$29,407,599	$75,583,415
Fidelity Freedom 2010 Fund
Distributions to shareholders
Fidelity Freedom 2010 Fund	$24,447,955	$61,530,104
Class K	7,616,938	21,052,614
Class K6	5,768,417	13,237,994
Total	$37,833,310	$95,820,712
Fidelity Freedom 2015 Fund
Distributions to shareholders
Fidelity Freedom 2015 Fund	$45,598,257	$ 101,722,570
Class K	19,837,697	47,319,637
Class K6	16,473,526	32,634,433
Total	$81,909,480	$181,676,640
Fidelity Freedom 2020 Fund
Distributions to shareholders
Fidelity Freedom 2020 Fund	$139,026,549	$302,531,853
Class K	86,325,404	205,729,112
Class K6	68,834,306	133,868,354
Total	$294,186,259	$642,129,319
Fidelity Freedom 2025 Fund
Distributions to shareholders
Fidelity Freedom 2025 Fund	$136,836,882	$260,232,794
Class K	154,877,935	305,897,375
Class K6	137,569,827	235,359,642
Total	$429,284,644	$801,489,811
Fidelity Freedom 2030 Fund
Distributions to shareholders
Fidelity Freedom 2030 Fund	$209,146,993	$299,494,582
Class K	239,813,292	366,602,976
Class K6	223,653,551	303,428,983
Total	$672,613,836	$969,526,541
Fidelity Freedom 2035 Fund
Distributions to shareholders
Fidelity Freedom 2035 Fund	$163,417,183	$212,213,931
Class K	233,739,576	320,614,560
Class K6	223,345,924	282,081,587
Total	$620,502,683	$814,910,078
Fidelity Freedom 2040 Fund
Distributions to shareholders
Fidelity Freedom 2040 Fund	$217,143,285	$225,502,283
Class K	263,548,316	295,561,983
Class K6	255,952,415	262,066,807
Total	$736,644,016	$783,131,073
Fidelity Freedom 2045 Fund
Distributions to shareholders
Fidelity Freedom 2045 Fund	$105,965,310	$88,155,202
Class K	201,658,609	189,961,680
Class K6	197,808,150	178,163,954
Total	$505,432,069	$456,280,836
Fidelity Freedom 2050 Fund
Distributions to shareholders
Fidelity Freedom 2050 Fund	$89,585,694	$71,662,687
Class K	175,079,657	163,801,996
Class K6	176,603,064	152,624,631
Total	$441,268,415	$388,089,314
Fidelity Freedom 2055 Fund
Distributions to shareholders
Fidelity Freedom 2055 Fund	$40,512,025	$31,086,041
Class K	117,336,797	107,533,220
Class K6	117,481,482	101,671,095
Total	$275,330,304	$240,290,356
Fidelity Freedom 2060 Fund
Distributions to shareholders
Fidelity Freedom 2060 Fund	$16,455,887	$15,784,165
Class K	59,216,879	61,955,324
Class K6	63,073,652	57,837,365
Total	$138,746,418	$135,576,854
Fidelity Freedom 2065 Fund
Distributions to shareholders
Fidelity Freedom 2065 Fund	$4,608,053	$5,367,186
Class K	17,098,413	20,462,629
Class K6	19,257,529	20,293,110
Total	$40,963,995	$46,122,925
Fidelity Freedom 2070 FundA
Distributions to shareholders
Fidelity Freedom 2070 Fund	$60,645	$55,238
Class K	111,254	65,144
Class K6	165,851	49,964
Total	$337,750	$170,346

A For the period June 28, 2024 (commencement of operations) through March 31, 2025.
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2025	Year ended March 31, 2025	Six months ended September 30, 2025	Year ended March 31, 2025
Fidelity Freedom Retirement Fund
Fidelity Freedom Retirement Fund
Shares sold	3,994,029	6,801,343	$43,690,806	$72,783,113
Issued in exchange for the shares of the Acquired Fund(s)	-	31,175,160	-	-
Reinvestment of distributions	1,353,285	3,759,113	14,828,972	40,005,091
Shares redeemed	(9,620,507)	(42,606,351)	(105,563,088)	(458,071,962)
Net increase (decrease)	(4,273,193)	(870,735)	$(47,043,310)	$(14,202,693)
Class K
Shares sold	4,849,842	16,082,306	$52,946,992	$172,474,912
Issued in exchange for the shares of the Acquired Fund(s)	-	16,810,481	-	-
Reinvestment of distributions	685,056	1,918,907	7,492,550	20,386,696
Shares redeemed	(9,188,430)	(31,594,776)	(100,767,692)	(337,070,671)
Net increase (decrease)	(3,653,532)	3,216,918	$(40,328,150)	$33,981,679
Class K6
Shares sold	8,488,556	20,246,376	$92,921,827	$216,196,569
Issued in exchange for the shares of the Acquired Fund(s)	-	9,022,450	-	-
Reinvestment of distributions	583,965	1,257,211	6,379,855	13,341,577
Shares redeemed	(7,325,372)	(13,014,665)	(80,268,486)	(139,137,567)
Net increase (decrease)	1,747,149	17,511,372	$19,033,196	$185,948,627
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund
Shares sold	1,526,875	3,788,652	$22,102,292	$53,787,748
Reinvestment of distributions	1,664,712	4,261,710	23,555,669	59,324,516
Shares redeemed	(10,310,251)	(38,993,815)	(149,863,302)	(555,501,838)
Net increase (decrease)	(7,118,664)	(30,943,453)	$(104,205,341)	$(442,389,574)
Class K
Shares sold	2,501,853	10,990,468	$35,972,089	$156,737,354
Reinvestment of distributions	539,058	1,513,402	7,616,893	21,052,565
Shares redeemed	(6,890,440)	(26,076,296)	(99,950,361)	(370,973,512)
Net increase (decrease)	(3,849,529)	(13,572,426)	$(56,361,379)	$(193,183,593)
Class K6
Shares sold	5,827,900	17,254,673	$83,726,674	$244,564,473
Reinvestment of distributions	410,563	957,326	5,768,417	13,237,994
Shares redeemed	(5,263,357)	(8,649,398)	(75,360,617)	(122,194,771)
Net increase (decrease)	975,106	9,562,601	$14,134,474	$135,607,696
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund
Shares sold	4,445,365	9,994,752	$53,025,988	$116,619,168
Reinvestment of distributions	3,803,727	8,564,453	43,818,929	97,631,948
Shares redeemed	(17,405,874)	(78,381,252)	(206,946,414)	(918,793,463)
Net increase (decrease)	(9,156,782)	(59,822,047)	$(110,101,497)	$(704,542,347)
Class K
Shares sold	3,632,171	20,512,141	$42,905,743	$240,865,062
Reinvestment of distributions	1,724,949	4,156,928	19,836,916	47,318,602
Shares redeemed	(16,753,839)	(57,413,222)	(199,583,255)	(665,245,465)
Net increase (decrease)	(11,396,719)	(32,744,153)	$(136,840,596)	$(377,061,801)
Class K6
Shares sold	12,321,149	33,678,264	$146,107,044	$392,255,704
Reinvestment of distributions	1,441,253	2,880,248	16,473,526	32,634,433
Shares redeemed	(11,187,857)	(20,633,910)	(131,956,346)	(239,873,517)
Net increase (decrease)	2,574,545	15,924,602	$30,624,224	$185,016,620
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund
Shares sold	14,380,019	30,374,321	$216,133,269	$447,944,854
Reinvestment of distributions	9,085,812	19,888,738	131,108,278	285,646,381
Shares redeemed	(39,113,296)	(190,454,062)	(586,531,665)	(2,821,956,578)
Net increase (decrease)	(15,647,465)	(140,191,003)	$(239,290,118)	$(2,088,365,343)
Class K
Shares sold	8,686,099	57,094,343	$129,565,356	$847,546,003
Reinvestment of distributions	5,990,636	14,337,362	86,325,061	205,728,740
Shares redeemed	(49,186,406)	(157,575,296)	(738,899,106)	(2,325,009,060)
Net increase (decrease)	(34,509,671)	(86,143,591)	$(523,008,689)	$(1,271,734,317)
Class K6
Shares sold	34,477,379	88,286,454	$517,936,228	$1,297,650,518
Reinvestment of distributions	4,803,511	9,381,000	68,834,306	133,868,354
Shares redeemed	(30,332,966)	(63,967,284)	(450,878,869)	(939,365,200)
Net increase (decrease)	8,947,924	33,700,170	$135,891,665	$492,153,672
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund
Shares sold	37,294,238	75,829,122	$536,569,113	$1,057,887,546
Reinvestment of distributions	9,437,261	18,091,629	129,479,231	246,556,992
Shares redeemed	(59,359,628)	(338,455,101)	(848,668,934)	(4,751,500,425)
Net increase (decrease)	(12,628,129)	(244,534,350)	$(182,620,590)	$(3,447,055,887)
Class K
Shares sold	29,800,571	142,428,427	$424,038,923	$1,995,512,746
Reinvestment of distributions	11,320,331	22,495,354	154,862,122	305,878,698
Shares redeemed	(106,645,095)	(282,124,151)	(1,530,812,003)	(3,929,265,747)
Net increase (decrease)	(65,524,193)	(117,200,370)	$(951,910,958)	$(1,627,874,303)
Class K6
Shares sold	86,836,191	203,009,362	$1,246,448,849	$2,822,562,767
Reinvestment of distributions	10,100,575	17,377,002	137,569,827	235,359,642
Shares redeemed	(74,184,694)	(142,340,928)	(1,052,689,298)	(1,981,305,196)
Net increase (decrease)	22,752,072	78,045,436	$331,329,378	$1,076,617,213
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund
Shares sold	40,776,020	82,160,039	$757,865,296	$1,467,653,325
Reinvestment of distributions	11,342,095	16,372,308	200,414,809	287,105,133
Shares redeemed	(54,238,151)	(343,154,157)	(1,002,114,446)	(6,174,584,839)
Net increase (decrease)	(2,120,036)	(244,621,810)	$(43,834,341)	$(4,419,826,381)
Class K
Shares sold	41,942,830	172,796,803	$771,706,306	$3,101,694,885
Reinvestment of distributions	13,602,449	20,926,317	239,811,182	366,600,855
Shares redeemed	(107,818,653)	(305,577,944)	(2,005,816,315)	(5,478,491,371)
Net increase (decrease)	(52,273,374)	(111,854,824)	$(994,298,827)	$(2,010,195,631)
Class K6
Shares sold	107,060,570	250,509,830	$1,989,603,156	$4,471,166,225
Reinvestment of distributions	12,743,792	17,389,305	223,653,551	303,428,983
Shares redeemed	(72,921,241)	(129,334,632)	(1,336,435,718)	(2,307,666,398)
Net increase (decrease)	46,883,121	138,564,503	$876,820,989	$2,466,928,810
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund
Shares sold	35,221,290	79,314,391	$586,652,445	$1,261,128,147
Reinvestment of distributions	9,890,336	12,960,510	155,871,681	202,646,636
Shares redeemed	(39,979,732)	(302,996,698)	(661,382,956)	(4,848,838,455)
Net increase (decrease)	5,131,894	(210,721,797)	$81,141,170	$(3,385,063,672)
Class K
Shares sold	45,144,598	181,853,816	$745,284,177	$2,902,477,613
Reinvestment of distributions	14,868,746	20,520,681	233,736,692	320,607,798
Shares redeemed	(98,071,107)	(254,964,397)	(1,638,196,885)	(4,060,683,158)
Net increase (decrease)	(38,057,763)	(52,589,900)	$(659,176,016)	$(837,597,747)
Class K6
Shares sold	116,889,301	264,020,056	$1,950,021,862	$4,194,732,509
Reinvestment of distributions	14,262,191	18,114,308	223,345,924	282,081,587
Shares redeemed	(68,716,844)	(127,975,544)	(1,122,537,781)	(2,038,635,331)
Net increase (decrease)	62,434,648	154,158,820	$1,050,830,005	$2,438,178,765
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund
Shares sold	47,475,758	97,527,141	$584,794,789	$1,137,644,534
Reinvestment of distributions	18,015,995	18,801,201	208,445,062	216,564,342
Shares redeemed	(50,628,018)	(390,390,812)	(619,132,722)	(4,588,475,079)
Net increase (decrease)	14,863,735	(274,062,470)	$174,107,129	$(3,234,266,203)
Class K
Shares sold	54,555,293	227,166,940	$667,426,864	$2,669,688,209
Reinvestment of distributions	22,778,263	25,637,110	263,544,505	295,560,602
Shares redeemed	(120,797,426)	(365,121,086)	(1,500,178,127)	(4,301,439,508)
Net increase (decrease)	(43,463,870)	(112,317,036)	$(569,206,758)	$(1,336,190,697)
Class K6
Shares sold	144,607,208	339,826,653	$1,791,909,940	$3,972,577,515
Reinvestment of distributions	22,237,395	22,823,314	255,952,415	262,066,807
Shares redeemed	(84,390,734)	(154,884,109)	(1,019,464,027)	(1,815,587,635)
Net increase (decrease)	82,453,869	207,765,858	$1,028,398,328	$2,419,056,687
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund
Shares sold	25,697,369	61,918,720	$373,072,282	$838,454,372
Reinvestment of distributions	7,404,879	6,201,895	100,188,018	83,426,753
Shares redeemed	(20,486,551)	(254,280,189)	(294,782,033)	(3,475,961,037)
Net increase (decrease)	12,615,697	(186,159,574)	$178,478,267	$(2,554,079,912)
Class K
Shares sold	42,903,680	168,277,819	$614,324,317	$2,296,684,874
Reinvestment of distributions	14,935,474	14,123,830	201,628,901	189,939,145
Shares redeemed	(85,153,321)	(215,634,627)	(1,239,680,037)	(2,937,792,519)
Net increase (decrease)	(27,314,167)	(33,232,978)	$(423,726,819)	$(451,168,500)
Class K6
Shares sold	107,514,414	240,859,480	$1,563,131,826	$3,267,997,008
Reinvestment of distributions	14,706,926	13,297,481	197,808,150	178,163,954
Shares redeemed	(56,806,395)	(109,564,253)	(802,477,424)	(1,493,243,099)
Net increase (decrease)	65,414,945	144,592,708	$958,462,552	$1,952,917,863
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund
Shares sold	20,858,986	54,971,745	$305,111,102	$753,498,351
Reinvestment of distributions	6,132,743	4,939,703	84,202,553	67,416,183
Shares redeemed	(17,457,933)	(215,420,681)	(253,426,883)	(2,986,021,736)
Net increase (decrease)	9,533,796	(155,509,233)	$135,886,772	$(2,165,107,202)
Class K
Shares sold	38,314,656	152,190,221	$555,968,005	$2,102,420,970
Reinvestment of distributions	12,788,870	12,004,662	175,079,629	163,801,990
Shares redeemed	(78,257,079)	(227,680,564)	(1,158,493,013)	(3,155,536,655)
Net increase (decrease)	(27,153,553)	(63,485,681)	$(427,445,379)	$(889,313,695)
Class K6
Shares sold	104,542,224	228,505,105	$1,546,817,597	$3,154,428,633
Reinvestment of distributions	12,919,024	11,209,770	176,603,064	152,624,631
Shares redeemed	(51,385,166)	(95,815,097)	(738,417,343)	(1,323,233,276)
Net increase (decrease)	66,076,082	143,899,778	$985,003,318	$1,983,819,988
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund
Shares sold	12,185,811	33,557,271	$206,952,053	$531,863,824
Reinvestment of distributions	2,315,054	1,795,404	36,832,517	28,346,231
Shares redeemed	(7,605,329)	(123,583,879)	(128,164,023)	(1,984,860,751)
Net increase (decrease)	6,895,536	(88,231,204)	$115,620,547	$(1,424,650,696)
Class K
Shares sold	28,885,593	101,161,374	$486,243,828	$1,617,576,734
Reinvestment of distributions	7,397,924	6,806,586	117,331,077	107,528,816
Shares redeemed	(51,479,403)	(117,997,745)	(883,874,072)	(1,885,249,723)
Net increase (decrease)	(15,195,886)	(10,029,785)	$(280,299,167)	$(160,144,173)
Class K6
Shares sold	73,239,551	144,399,432	$1,256,456,599	$2,308,198,070
Reinvestment of distributions	7,416,760	6,443,554	117,481,482	101,671,095
Shares redeemed	(33,621,921)	(60,463,170)	(560,388,119)	(967,133,724)
Net increase (decrease)	47,034,390	90,379,816	$813,549,962	$1,442,735,441
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund
Shares sold	8,010,389	22,266,026	$124,526,513	$322,944,360
Reinvestment of distributions	1,001,308	997,848	14,629,118	14,319,934
Shares redeemed	(3,656,026)	(70,470,048)	(56,898,617)	(1,036,453,655)
Net increase (decrease)	5,355,671	(47,206,174)	$82,257,014	$(699,189,361)
Class K
Shares sold	23,940,956	73,650,536	$370,164,935	$1,078,282,108
Reinvestment of distributions	4,065,919	4,293,288	59,199,784	61,942,362
Shares redeemed	(31,266,338)	(82,018,235)	(493,058,969)	(1,208,340,846)
Net increase (decrease)	(3,259,463)	(4,074,411)	$(63,694,250)	$(68,116,376)
Class K6
Shares sold	49,710,170	101,903,363	$782,057,405	$1,498,263,273
Reinvestment of distributions	4,331,982	4,004,391	63,073,652	57,837,365
Shares redeemed	(21,639,623)	(36,398,524)	(330,647,749)	(533,741,585)
Net increase (decrease)	32,402,529	69,509,230	$514,483,308	$1,022,359,053
Fidelity Freedom 2065 Fund
Fidelity Freedom 2065 Fund
Shares sold	4,298,973	12,253,397	$61,331,948	$162,610,266
Reinvestment of distributions	294,644	358,327	3,927,597	4,685,369
Shares redeemed	(1,285,081)	(23,981,971)	(18,279,264)	(321,704,321)
Net increase (decrease)	3,308,536	(11,370,247)	$46,980,281	$(154,408,686)
Class K
Shares sold	13,928,397	36,177,975	$196,939,721	$484,343,899
Reinvestment of distributions	1,285,404	1,554,263	17,095,868	20,460,482
Shares redeemed	(10,430,687)	(26,958,019)	(149,328,947)	(361,686,537)
Net increase (decrease)	4,783,114	10,774,219	$64,706,642	$143,117,844
Class K6
Shares sold	22,947,186	43,713,004	$328,739,671	$587,933,661
Reinvestment of distributions	1,443,593	1,536,018	19,257,529	20,293,110
Shares redeemed	(9,188,055)	(14,669,054)	(129,909,763)	(197,380,441)
Net increase (decrease)	15,202,724	30,579,968	$218,087,437	$410,846,330
Fidelity Freedom 2070 FundA
Fidelity Freedom 2070 Fund
Shares sold	1,323,508	1,239,371	$14,904,252	$12,970,151
Reinvestment of distributions	5,484	5,203	57,305	53,325
Shares redeemed	(376,011)	(121,302)	(4,288,627)	(1,257,798)
Net increase (decrease)	952,981	1,123,272	$10,672,930	$11,765,678
Class K
Shares sold	3,195,236	2,258,945	$35,757,388	$23,730,184
Reinvestment of distributions	10,646	6,362	111,254	65,144
Shares redeemed	(564,841)	(564,779)	(6,345,504)	(5,922,927)
Net increase (decrease)	2,641,041	1,700,528	$29,523,138	$17,872,401
Class K6
Shares sold	4,582,830	2,213,276	$50,788,958	$23,326,783
Reinvestment of distributions	15,856	4,870	165,851	49,964
Shares redeemed	(1,019,547)	(214,582)	(11,452,879)	(2,248,464)
Net increase (decrease)	3,579,139	2,003,564	$39,501,930	$21,128,283

A For the period June 28, 2024 (commencement of operations) through March 31, 2025.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Freedom Retirement Fund	Fidelity Freedom 2020 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund	Fidelity Freedom 2045 Fund	Fidelity Freedom 2050 Fund
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-%	-%	16%	16%	-%	-%	-%	-%
Fidelity Series All-Sector Equity Fund	-%	-%	-%	-%	-%	13%	11%	-%
Fidelity Series Blue Chip Growth Fund	-%	-%	-%	-%	-%	11%	-%	-%
Fidelity Series Canada Fund	-%	-%	-%	10%	11%	13%	11%	-%
Fidelity Series Emerging Markets Debt Fund	-%	-%	-%	10%	-%	10%	-%	-%
Fidelity Series Emerging Markets Debt Local Currency Fund	-%	-%	-%	11%	-%	10%	-%	-%
Fidelity Series Emerging Markets Fund	-%	-%	-%	-%	-%	12%	-%	-%
Fidelity Series Emerging Markets Opportunities Fund	-%	-%	-%	-%	-%	12%	-%	-%
Fidelity Series Floating Rate High Income Fund	-%	-%	-%	10%	-%	10%	-%	-%
Fidelity Series Government Money Market Fund	-%	12%	-%	-%	-%	-%	-%	-%
Fidelity Series Growth Company Fund	-%	-%	-%	11%	12%	15%	12%	11%
Fidelity Series High Income Fund	-%	-%	-%	11%	11%	11%	-%	-%
Fidelity Series International Credit Fund	-%	16%	14%	13%	-%	-%	-%	-%
Fidelity Series International Developed Markets Bond Index Fund	-%	-%	-%	10%	-%	-%	-%	-%
Fidelity Series International Growth Fund	-%	-%	-%	10%	11%	14%	11%	10%
Fidelity Series International Small Cap Fund	-%	-%	-%	11%	-%	10%	-%	-%
Fidelity Series International Value Fund	-%	-%	-%	10%	11%	14%	11%	10%
Fidelity Series Intrinsic Opportunities Fund	-%	-%	-%	10%	11%	14%	11%	10%
Fidelity Series Investment Grade Bond Fund	-%	-%	13%	19%	14%	-%	-%	-%
Fidelity Series Large Cap Stock Fund	-%	-%	-%	-%	-%	12%	10%	-%
Fidelity Series Opportunistic Insights Fund	-%	-%	-%	-%	10%	13%	11%	10%
Fidelity Series Overseas Fund	-%	-%	-%	10%	11%	14%	11%	10%
Fidelity Series Real Estate Income Fund	-%	-%	-%	11%	-%	10%	-%	-%
Fidelity Series Select International Small Cap Fund	-%	-%	-%	11%	-%	10%	-%	-%
Fidelity Series Short-Term Credit Fund	11%	-%	-%	-%	-%	-%	-%	-%
Fidelity Series Small Cap Discovery Fund	-%	-%	-%	-%	11%	13%	11%	10%
Fidelity Series Small Cap Opportunities Fund	-%	-%	-%	-%	-%	12%	10%	-%
Fidelity Series Stock Selector Large Cap Value Fund	-%	-%	-%	10%	11%	14%	11%	10%
Fidelity Series Value Discovery Fund	-%	-%	-%	-%	-%	12%	10%	-%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	28%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	46%
Fidelity Series All-Sector Equity Fund	72%
Fidelity Series Blue Chip Growth Fund	64%
Fidelity Series Canada Fund	76%
Fidelity Series Commodity Strategy Fund	64%
Fidelity Series Emerging Markets Debt Fund	66%
Fidelity Series Emerging Markets Debt Local Currency Fund	67%
Fidelity Series Emerging Markets Fund	68%
Fidelity Series Emerging Markets Opportunities Fund	68%
Fidelity Series Floating Rate High Income Fund	65%
Fidelity Series Government Money Market Fund	35%
Fidelity Series Growth Company Fund	83%
Fidelity Series High Income Fund	71%
Fidelity Series International Credit Fund	82%
Fidelity Series International Developed Markets Bond Index Fund	41%
Fidelity Series International Growth Fund	77%
Fidelity Series International Small Cap Fund	67%
Fidelity Series International Value Fund	77%
Fidelity Series Intrinsic Opportunities Fund	77%
Fidelity Series Investment Grade Bond Fund	69%
Fidelity Series Large Cap Stock Fund	69%
Fidelity Series Large Cap Value Index Fund	49%
Fidelity Series Long-Term Treasury Bond Index Fund	39%
Fidelity Series Opportunistic Insights Fund	76%
Fidelity Series Overseas Fund	77%
Fidelity Series Real Estate Income Fund	67%
Fidelity Series Select International Small Cap Fund	66%
Fidelity Series Short-Term Credit Fund	34%
Fidelity Series Small Cap Core Fund	32%
Fidelity Series Small Cap Discovery Fund	76%
Fidelity Series Small Cap Opportunities Fund	70%
Fidelity Series Stock Selector Large Cap Value Fund	77%
Fidelity Series Value Discovery Fund	69%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
12. Prior Fiscal Year Reorganization Information.
On June 21,2024 Fidelity Freedom Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Freedom 2005 Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by Fidelity Freedom Income Fund. The acquisition was accomplished by an exchange of each class of the Fidelity Freedom Income Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Freedom 2005 Fund	604,454,401	3,006,454
Fidelity Freedom 2005 Fund			331,081,065	31,175,160	1.0548587571
Class K			178,190,742	16,810,481	1.0544716981
Class K6			95,548,048	9,022,450	1.0513597734

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Freedom Income Fund	2,033,416,070	2,638,235,925

Pro forma results of operations of the combined entity for the March 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$75,830,492
Total net realized gain (loss)	6,788,855
Total change in net unrealized appreciation (depreciation)	47,959,468
Net increase (decrease) in net assets resulting from operations	$130,578,815

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund have been included in the Fidelity Freedom Income Fund Statement of Operations since June 21, 2024.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contract and Management Fees
Fidelity Freedom Income Fund
Fidelity Freedom 2010 Fund
Fidelity Freedom 2015 Fund
Fidelity Freedom 2020 Fund
Fidelity Freedom 2025 Fund
Fidelity Freedom 2030 Fund
Fidelity Freedom 2035 Fund
Fidelity Freedom 2040 Fund
Fidelity Freedom 2045 Fund
Fidelity Freedom 2050 Fund
Fidelity Freedom 2055 Fund
Fidelity Freedom 2060 Fund
Fidelity Freedom 2065 Fund
Fidelity Freedom 2070 Fund
At its May 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract (each, an Amended Contract) for each fund to decrease the management fee rates of Retail Class of the fund paid to Fidelity Management & Research Company LLC (FMR), each fund's investment adviser, by up to 6.6 basis points, effective June 1, 2025. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR to the funds, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the funds in connection with the annual renewal of each fund's current management contract (each, a Current Management Contract). At its September 2024 meeting, the Board concluded that the nature, extent and quality of services provided to each fund under its Current Management Contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contracts at its May 2025 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to Retail Class of the funds under the Amended Contracts will continue to benefit each fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that it received and reviewed information regarding the management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the management contract. Based on its review, the Board concluded at its September 2024 meeting that the current management fee and total expenses of Retail Class of the funds are fair and reasonable in light of the services that the class receives and other factors considered. In its review of the proposed management fee rate under the Amended Contracts, the Board considered that the proposed management fee rate for Retail Class of the funds is lower by up to 6.6 basis points than the current management fee rate. The Board also considered that FMR will retain its obligation to pay all operating expenses, with certain limited exceptions, under the management contract.
The Board noted that the difference in management fee rates between classes is the result of separate arrangements for class level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expenses related to the management of the funds' assets, which do not vary by class.
Based on its review, the Board concluded that the management fee and the total expense ratio of Retail Class of each fund continue to be fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to each fund and the level of FMR's profitability. At its September 2024 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the funds was not excessive. Because the Board was approving an arrangement under which the management fees were being reduced, the Board did not consider Fidelity's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contracts.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded at its September 2024 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. In connection with the approval of each fund's Amended Contract, the Board did not consider economies of scale because the proposed fee arrangement lowers the management fee of Retail Class of each fund. The Board will continue to review economies of scale in connection with future renewals of each Amended Contract.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the advisory fee arrangements are fair and reasonable in light of all the surrounding circumstances, and that each fund's Amended Contract should be approved through September 30, 2025.
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Freedom Income Fund
Fidelity Freedom 2010 Fund
Fidelity Freedom 2015 Fund
Fidelity Freedom 2020 Fund
Fidelity Freedom 2025 Fund
Fidelity Freedom 2030 Fund
Fidelity Freedom 2035 Fund
Fidelity Freedom 2040 Fund
Fidelity Freedom 2045 Fund
Fidelity Freedom 2050 Fund
Fidelity Freedom 2055 Fund
Fidelity Freedom 2060 Fund
Fidelity Freedom 2065 Fund
Fidelity Freedom 2070 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unitary fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions. The Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds previously formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered FMR's implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, such as size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of Fidelity, or reports it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more appropriate indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with Fidelity the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered each fund's class-level management fee rates under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unitary fee arrangement for each fund. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). For each fund, data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for the representative class (Class K) of each fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons for Class K of each fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Class K of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Class K of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the management fee rate of Class K of each fund ranked above the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expenses of the retail class of each fund ranked below the competitive median of the total peer group for 2024. The information provided to the Board indicated that the total expenses of the retail class of each fund ranked above the competitive median of the asset-sized peer group for 2024.
The Board noted that each fund's unitary fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees. The Board noted that for this reason, Fidelity believes that a comparison of total expense ratios (including acquired fund fees and expenses of the Series Funds) is more useful than comparisons of the unitary advisory fee paid by each class and the advisory fee paid by most competitor funds. The competitor total expense comparison includes the acquired fund fees and expenses of the underlying funds. In information provided to the Board, Fidelity has noted that a potential challenge with peer group comparisons for target date funds relates to the potential for dispersion in the strategic and active allocation from one competitor to the next even for target date funds with the same or similar vintage. Further, Fidelity has informed the Board that each target date fund against which the funds are compared has a custom benchmark unique to its own strategy, with potentially different objectives and goals, and potentially unique asset class exposures and allocations.
The Board noted that, effective June 1, 2025, Fidelity reduced the management fee and expense contract rates for certain classes and vintages of the funds and that the information provided to the Board reflected these new rates.
The Board noted that each fund offers multiple classes and that the multiple structures are intended to offer pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily due to differences in transfer agent fees.
The Board noted that a different unitary (subject to certain limited exceptions) management fee rate is applicable to each class of each fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Class K6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable by Class K6 of a fund except by a vote of a majority of the Board of Trustees and by a vote of a majority of the outstanding voting securities of Class K6 of the applicable fund (for each fund, except Fidelity Freedom 2065 and 2070 Fund).
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the funds, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of each fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the lineup of the Fidelity funds; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be renewed through September 30, 2026.
Board Approval of Investment Advisory Contract and Management Fees
Fidelity Freedom Retirement Fund
Fidelity Freedom 2010 Fund
Fidelity Freedom 2015 Fund
Fidelity Freedom 2020 Fund
Fidelity Freedom 2025 Fund
Fidelity Freedom 2030 Fund
Fidelity Freedom 2035 Fund
Fidelity Freedom 2040 Fund
Fidelity Freedom 2045 Fund
Fidelity Freedom 2050 Fund
Fidelity Freedom 2055 Fund
Fidelity Freedom 2060 Fund
Fidelity Freedom 2065 Fund
Fidelity Freedom 2070 Fund
At its September 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Amended Contract) for each fund to add the fee schedule for the new Premier Class of the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and certain of its affiliates to the funds, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of each fund in connection with the annual renewal of each fund's current management contract. At its September 2025 meeting, the Board concluded that the nature, extent and quality of the services provided to each fund under the existing management contract should continue to benefit each fund's shareholders. In connection with its approval of the Amended Contract at its September 2025 meeting, the Board noted that such approval would not change each fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations, or adversely affect the shareholders of existing classes of the funds, including with respect to income taxes and expense ratios. The Board concluded that the nature, extent, and quality of services to be provided to Premier Class of each fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Amended Contract, the Board considered the proposed class-level management fee rate of Premier Class of each fund out of which FMR will pay all operating expenses of the fund, with certain limited exceptions, and the projected total expense ratio of Premier Class of each fund. The Board noted that the proposed class-level management fee rate for Premier Class of each fund is above the median fee rate of funds and classes with similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper), but that the majority of such competitor funds either charge low or no management fees at the top level or do not have a management fee that covers expenses for services beyond portfolio management. The Board also considered that the estimated total net expense ratio of Premier Class of each fund is below the median of those funds and classes used by the Board for management fee comparisons.
The Board also considered that the proposed contractual arrangements for each fund oblige FMR to pay all "class-level" expenses of Premier Class of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable by Premier Class of each fund except by a vote of a majority of the Board of Trustees of the fund.
The Board noted that the difference in total expense ratios between the new Premier Class and other classes of each fund are the result of separate arrangements for class-level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expenses related to the management of each fund's assets, which do not vary by class.
Based on its review, the Board concluded that the proposed management fee and projected total expense ratio of Premier Class of each fund was reasonable in light of the services that each fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by Fidelity in providing services to each fund and the level of Fidelity's profitability. At its September 2025 meeting, the Board concluded that it was satisfied that the profitability of Fidelity in connection with the operation of each fund was not excessive.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of each fund and of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its September 2025 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee structure for Premier Class was fair and reasonable in light of all the surrounding circumstances and that each fund's Amended Contract should be approved through September 30, 2026.

1.537284.128
FF-SANN-1125

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 20, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	November 20, 2025